                                                        [LOGO]



Annual Report
INCOME FUNDS


                                       May 31, 2000




                                       CORPORATE BOND FUND
                                       DIVERSIFIED BOND FUND
                                       INCOME FUND
                                       INCOME PLUS FUND
                                       INTERMEDIATE GOVERNMENT INCOME FUND
                                       LIMITED TERM GOVERNMENT INCOME FUND
                                       STABLE INCOME FUND
                                       VARIABLE RATE GOVERNMENT FUND





                 SUPPLEMENT TO THE PROSPECTUS ENCLOSED

                            WELLS FARGO FUNDS TRUST
                              CORPORATE BOND FUND
                                  INCOME FUND
                                INCOME PLUS FUND
                      LIMITED TERM GOVERNMENT INCOME FUND
                         VARIABLE RATE GOVERNMENT FUND
               CLASS A, CLASS B, CLASS C AND INSTITUTIONAL CLASS

                      Supplement dated July 31, 2000 to the
                       Prospectuses dated November 8, 1999

  Effective July 31, 2000, Jeffrey L. Weaver, CFA, is responsible as the sole portfolio manager for the day-to-day management of the Corporate Bond Fund. Mr. Weaver joined Wells Fargo Bank/Wells Capital Management Incorporated ("WCM") in 1994 as a portfolio manager for taxable short-duration fixed income portfolios. Prior to joining WCM, Mr. Weaver was a short-term fixed income trader and portfolio manager with Bankers Trust Company in New York. He has over nine years of investment management experience. He earned his BA in Economics from the University of Colorado, Boulder, and is a Chartered Financial Analyst. Mr. Weaver is a member of the Association for Investment Management and Research (AIMR) and the Security Analysts of San Francisco.

  Effective July 31, 2000, Mark Walter is responsible as a portfolio manager for the day-to-day management of the Income Fund with Marjorie H. Grace, CFA, who continues to manage the Fund, and he replaces Paul C. Single and Jacqueline A. Flippen as sole portfolio manager for the day-to-day management of the Limited Term Government Income Fund. Mr. Walter joined WCM in 1999 as a portfolio manager with the Tax-Exempt Fixed-Income Team, and simultaneously held the position of assistant portfolio manager at Norwest Investment Management, Inc. ("NIM") (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. As an assistant portfolio manager, Mr. Walter assisted in the management of both taxable and tax-exempt fixed-income funds. Prior to WCM, he worked as an Investment Consultant for Kirkpatrick, Petris, a brokerage firm that is a wholly owned subsidiary of the Mutual of Omaha. In his capacity as an Investment Consultant, Mr. Walter sold and traded taxable and tax-exempt fixed-income securities to institutional clients. Mr. Walter received a BS in Finance from the University of Colorado at Boulder in 1996.

  Jacqueline A. Flippin, John W. Burgess, CFA, Paul C. Single and Allen E. Wisniewski, CFA, no longer serve as portfolio managers for the day-to-day management of the Income Plus Fund. The Income Plus Fund continues to be managed by N. Graham Allen, FCMA, Daniel J. Kokoszka, CFA, and Scott M. Smith, CFA.

  Scott M. Smith, CFA, no longer serves as a portfolio manager for the day-to-day management of the Variable Rate Government Fund. The Variable Rate Government Fund continues to be managed by Paul C. Single.

                                                                    INCOME FUNDS
--------------------------------------------------------------------------------

                                                               TABLE OF CONTENTS

LETTER TO SHAREHOLDER                            ............................  1
---------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------

  CORPORATE BOND FUND                            ............................  2

  DIVERSIFIED BOND FUND                           ...........................  4

  INCOME FUND                                ................................  6

  INCOME PLUS FUND                             ..............................  8

  INTERMEDIATE GOVERNMENT INCOME FUND                   ....................  10

  LIMITED TERM GOVERNMENT INCOME FUND                   ....................  12

  STABLE INCOME FUND                            ............................  14

  VARIABLE RATE GOVERNMENT FUND                      .......................  16

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  CORPORATE BOND FUND                           ............................  18

  DIVERSIFIED BOND FUND                          ...........................  21

  INCOME FUND                               ................................  22

  INCOME PLUS FUND                             .............................  27

  INTERMEDIATE GOVERNMENT INCOME FUND                   ....................  31

  LIMITED TERM GOVERNMENT INCOME FUND                   ....................  34

  STABLE INCOME FUND                            ............................  37

  VARIABLE RATE GOVERNMENT FUND                      .......................  38

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES                   ...................  40

  STATEMENTS OF OPERATIONS                         .........................  42

  STATEMENTS OF CHANGES IN NET ASSETS                   ....................  46

  FINANCIAL HIGHLIGHTS                           ...........................  52

NOTES TO FINANCIAL HIGHLIGHTS                       ........................  56
---------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                       ........................  57
---------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT                        ........................  65
---------------------------------------------------------------------

TAX INFORMATION                              ...............................  66
---------------------------------------------------------------------

                                CORE PORTFOLIOS

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  MANAGED FIXED INCOME PORTFOLIO                      ......................  67

  POSITIVE RETURN BOND PORTFOLIO                      ......................  72

  STABLE INCOME PORTFOLIO                         ..........................  73

  STRATEGIC VALUE BOND PORTFOLIO                      ......................  78

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES                   ...................  83

  STATEMENTS OF OPERATIONS                         .........................  84

  STATEMENTS OF CHANGES IN NET ASSETS                   ....................  86

  FINANCIAL HIGHLIGHTS                           ...........................  88

NOTES TO FINANCIAL STATEMENTS                       ........................  89
---------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT                        ........................  93
---------------------------------------------------------------------

LIST OF ABBREVIATIONS                           ............................  94
---------------------------------------------------------------------

              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                                    INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   Thank you for investing in Wells Fargo Funds.
   We're pleased to provide this annual report for the period ended May 31, 2000. This report provides information about your investment in Wells Fargo Income Funds, including economic and market trends over the 11- or 12-month period. To improve our reporting process, the fiscal-year end for some of the funds included in this report has changed to May 31 from June 30. This change does not affect the objective or performance of your fund.
   Heightened volatility among stocks and bonds over the past year reflected the Federal Reserve Board's effort to slow economic growth and contain inflationary pressures through a series of interest rate hikes. Short-term rates climbed from 4.75 % to 6.50 % over the period. We anticipate additional rate hikes until the economy exhibits clear and sustained signs of a slowdown.
   Other events also shaped the bond market over the period. As U.S. Treasury bond yields approached 7% during the first quarter of 2000, the U.S. Treasury Department announced a plan to buy back and retire up to $30 billion in debt by the end of 2000. Demand for 30-year Treasuries sent yields down to 6.10%, with bond prices (which move opposite yields) posting a total return of 9% during the first quarter -- a significant improvement over the 14.70% loss posted in 1999. And in light of this development, the 10-year U.S. Treasury note emerged as the new bond benchmark.
   Agency securities, including bonds issued by Fannie Mae and Freddie Mac, also performed well during the first quarter, despite the uncertainties over the U.S. Government's implicit guarantee of the sector's debt. In contrast, non-investment grade corporate bonds stumbled, while high-yield corporate bonds were hurt by rising default rates coupled with net redemptions of assets from high-yield mutual funds.
   The U.S. Treasury Department's buyback program also triggered an unusual event in the bond market: an inverted yield curve, which is characterized by shorter-term bonds yielding more than longer-term bonds. Under normal circumstances, the yield curve slopes gently upward, with yields on one-year U.S. Treasury bills yielding approximately two points below rates on 10-year notes and 30-year bonds. While an inverted yield curve typically heralds a recession, market conditions simply reflected a tight supply of new longer-term bonds.
   Going forward, U.S. Treasury securities should continue to perform well in coming months, with other shorter-term securities gaining favor due to relatively attractive yields compared to U.S. Treasuries. Tighter credit conditions have increased the risk level of lower-rated securities and made higher-quality bonds an even more prudent investment.
   Amid volatile markets, it's important to maintain a balanced portfolio to help weather rapidly changing conditions. If you have any questions about your investments or need further information, please contact your investment professional, or contact us at 1-800-222-8222.
   Again, thank you for choosing Wells Fargo Funds. We value your business and will continue to offer an expanding array of investment options designed to help you achieve your personal goals.

    [LOGO]
    MICHAEL J. HOGAN
    PRESIDENT
    WELLS FARGO FUNDS

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CORPORATE BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Corporate Bond Fund (the "Fund") seeks a high level of current income, consistent with reasonable risk.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Graham Allen, FCMA (since 4/98)
  John Burgess (since 4/98)
  Jacqueline Flippin (since 4/98)
  Daniel Kokoszka, CFA (since 8/98)
  Scott Smith, CFA (since 8/98)

INCEPTION DATE
  4/1/98

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned (3.36)%(1) for the 11-month period that ended May 31, 2000, excluding sales charges, compared to a (0.48)% return posted by its benchmark, the Lehman Brothers Corporate Long Bond Index(2). The Fund's Class A shares distributed $0.59 per share in dividend income and no capital gains during the 11-month period. Please keep in mind past performance is no guarantee of future results.
   The Fund's exposure to high-yield securities and lower-rated, investment-grade corporate bonds negatively affected performance. The corporate bond sector struggled over the past year as investors shifted assets from high-yield bonds to equities in an attempt to capture higher returns. Investment-grade corporate bonds, those rated BBB or better, weakened due to the impact of rising interest rates, increased leveraged-buyout risk and investor preference for the relative safety and security of U.S. Treasury bonds.
   In contrast, investment-grade corporate bonds issued by the real estate investment trust sector performed well due to solid real estate fundamentals. The Fund's aerospace and defense holdings, including Lockheed Martin and Raytheon, were also strong performers, reflecting a turnaround in the industry.
   The Fund's portfolio was restructured earlier in the year to offset the negative impact of higher interest rates within certain bond sectors. The Fund reduced its exposure to high-yield bonds from 25% to less than 20%. Also, the Fund reduced its holdings of investment-grade corporate bonds, investing the proceeds in U.S. Treasury and mortgage-backed securities.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Going forward, the outlook for the Fund appears to be promising. Corporate bond yields are quite generous and more accurately reflect risk in the marketplace. The Fund will increase its exposure to corporate bonds by purchasing higher quality bonds issued by companies with solid credit fundamentals. In addition, the Fund will continue to focus on shorter maturity corporate bonds and long-term U.S. Treasury bonds. While the weighted average maturity of the portfolio is currently neutral to its peer group, the Fund anticipates extending the average maturity as market conditions dictate.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Class C shares of the Wells Fargo Corporate Bond Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Corporate Bond Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum sales charge for Class C shares is 1.00%. Class B and C shares performance including sales charge assumes the sales charge for the corresponding time period.
2

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2000)
--------------------------------------------------------------------------------

                                     Excluding Sales Charge               Including Sales Charge
                           ------------------------------------------  ----------------------------
                           Year-To-Date*   1-Year    Since Inception     1-Year    Since Inception
CLASS A                          (1.94)     (3.97)            0.45        (8.30)           (1.66)
CLASS B                          (2.35)     (4.69)           (0.30)       (9.17)           (1.52)
CLASS C                          (2.24)     (4.68)           (0.32)       (5.58)           (0.32)
BENCHMARK
  LEHMAN BROTHERS
    CORPORATE LONG BOND
    INDEX                        (0.88)     (3.15)
  LEHMAN BROTHERS U.S.
    CREDIT INDEX(3)               0.16      (0.04)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF MAY 31, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                          103%
NUMBER OF HOLDINGS                           65
AVERAGE CREDIT QUALITY(5)                    A
WEIGHTED AVERAGE COUPON                    8.05%
ESTIMATED WEIGHTED AVERAGE
  MATURITY                              11.20 YEARS
ESTIMATED AVERAGE DURATION               5.34 YEARS
NAV (A, B, C)                       $8.72, $8.72, $8.72
DISTRIBUTION RATE(6) (A, B, C)      6.87%, 6.44%, 6.39%
SEC YIELD(7) (A, B, C)              7.36%, 6.95%, 6.91%

  PORTFOLIO ALLOCATION(8)
  (AS OF MAY 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds                           42%

U.S. Treasury Bonds and Notes             20%

Non-Investment Grade Bonds (BB or Lower)  19%

Mortgage-Backed Securities                10%

Foreign Government                         7%

Cash Equivalents                           2%

  GROWTH OF $10,000 INVESTMENT(4)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 WELLS FARGO            LEHMAN BROTHERS        LEHMAN BROTHERS
        CORPORATE BOND FUND - CLASS A  U.S. CREDIT INDEX  CORPORATE LONG BOND INDEX

Mar-98                         $9,550            $10,000                    $10,000

Apr-98                         $9,548            $10,063                    $10,073

May-98                         $9,649            $10,183                    $10,246

Jun-98                         $9,739            $10,258                    $10,354

Jul-98                         $9,767            $10,248                    $10,285

Aug-98                         $9,767            $10,296                    $10,294

Sep-98                        $10,102            $10,630                    $10,668

Oct-98                         $9,989            $10,466                    $10,379

Nov-98                        $10,167            $10,663                    $10,760

Dec-98                        $10,219            $10,694                    $10,766

Jan-99                        $10,313            $10,800                    $10,907

Feb-99                        $10,078            $10,543                    $10,523

Mar-99                        $10,182            $10,618                    $10,555

Apr-99                        $10,207            $10,649                    $10,567

May-99                        $10,041            $10,507                    $10,381

Jun-99                         $9,978            $10,452                    $10,244

Jul-99                         $9,949            $10,394                    $10,143

Aug-99                         $9,844            $10,369                    $10,085

Sep-99                         $9,935            $10,481                    $10,192

Oct-99                         $9,899            $10,530                    $10,255

Nov-99                         $9,860            $10,541                    $10,237

Dec-99                         $9,834            $10,485                    $10,144

Jan-00                         $9,785            $10,448                    $10,124

Feb-00                         $9,883            $10,545                    $10,243

Mar-00                        $10,009            $10,635                    $10,332

Apr-00                         $9,816            $10,541                    $10,170

May-00                         $9,643            $10,502                    $10,054

--------------------------------------------------------------------------------

(2) The Lehman Brothers Corporate Long Bond Index is an unmanaged index composed of all publicly-issued, fixed-rate non convertible investment-grade domestic corporate debt. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The Fund changed its benchmark to the Lehman Brothers U.S. Credit Index, formerly the Lehman Brothers Corporate Index, because it is more representative of the fund's average portfolio maturity and holdings. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The chart compares the performance of the Wells Fargo Corporate Bond Fund Class A shares since inception with the Lehman Brothers U.S. Credit Index, and the Lehman Brothers Corporate Long Bond Index, the former benchmark for this fund. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(5) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8)  Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Diversified Bond Fund ("the Fund") seeks total return by diversifying its investments among different fixed-income investment styles.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGERS
  Collectively Managed

INCEPTION DATE
  12/31/82

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares returned 3.22%(1) for the 12-month period that ended May 31, 2000. The Fund outperformed its benchmark, Lehman Brothers Aggregate Bond Index(2), which posted a 2.11% return during the period. The Fund's Institutional Class shares distributed $1.16 per share in dividend income and $0.53 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Diversified Bond Fund comprises three different fixed-income styles: positive return bond, strategic value bond and managed fixed-income. "Style" is either an approach to selecting investments or a type of investment that is selected for a portfolio. This multi-style approach to investing is designed to reduce the price and return volatility of the Fund, with the goal of generating more consistent returns. During the period, the positive return bond style returned 8.20%; the strategic value bond style returned 0.48%; and the managed fixed-income style returned 1.49%.
   The dominant trend in the bond market throughout 1999 was rising long bond yields and falling bond prices. That trend reversed dramatically during the first quarter of 2000 due to the temporary impact of falling interest rates. The positive return bond style reacted to changing interest rates by shifting assets between short-term, high-quality securities and long-term U.S. Treasury bonds to capture capital gains. At fiscal year end, approximately 70 percent of Fund assets were invested in U.S. Treasury bonds. Longer portfolio duration was instrumental in the strong performance of the positive return bond style.
   The strategic value bond component of the Fund benefited from allocations to mortgage pass-through securities, long-term U.S. Treasuries, asset-backed securities and taxable municipal bonds. Performance was affected negatively by problems in the high-yield bond sector. Specifically, high yield bonds were impacted by higher interest rates, which hurt corporate earnings, and rising default rates.
   In turn, the managed fixed-income segment of the Diversified Bond Fund also capitalized on the strong performance of 30-year U.S. Treasury bonds and mortgage-backed securities. Conversely, the segment was hurt by credit concerns within specific corporate issues. In all, the segment outperformed its peer group by emphasizing yield and strategic diversification within the non-U.S. Treasury sectors.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund is managed to capitalize on changing interest rates. Since the majority of the Fund's assets are currently invested in U.S. Treasury securities, the Fund should continue to generate substantial gains if interest rates fall. When rates remain stable, yield provides nearly all of a bond's return. Should interest rates rise, the Fund will incrementally decrease holdings of U.S. Treasury bonds in favor of short-term, high-quality securities to protect principal. Therefore, in any interest rate environment, the Fund seeks to deliver positive annual returns.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Institutional Class shares of the Wells Fargo Diversified Bond Fund for periods prior to November 8, 1999 reflects performance of the Institutional Class shares of Norwest Advantage Diversified Bond Fund, its predecessor fund.
  Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges or contingent deferred sales charge.
4

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2000)
--------------------------------------------------------------------------------

                                Year-To-Date*  1-Year  5-Year  10-Year
CLASS I                                2.77     3.22    5.96     6.57
BENCHMARK
  LEHMAN BROTHERS INTERMEDIATE
    GOVERNMENT/CREDIT INDEX(3)         1.43     2.49    5.59     7.23
  LEHMAN BROTHERS AGGREGATE
    BOND INDEX                         1.87     2.11    5.97     7.77

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF MAY 31, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                          68%
NUMBER OF HOLDINGS                          281
WEIGHTED AVERAGE COUPON                    6.40%
ESTIMATED WEIGHTED AVERAGE
  MATURITY                              12.51 YEARS
ESTIMATED AVERAGE DURATION               6.12 YEARS
NAV (I)                                    $25.22
SEC YIELD(5) (I)                           6.40%

  PORTFOLIO ALLOCATION(6)
  (AS OF MAY 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Federal Agencies                          30%

U.S. Treasury Bonds                       27%

Corporate Bonds                           14%

Cash Equivalents                           8%

Asset-Backed Securities                    6%

Non-Investment Grade Bonds (BB or Lower)   5%

Collateralized Mortgage Securities         5%

Variable/Floating Rate Bonds               2%

Municipal Bonds                            2%

Mortgage-Backed Securities                 1%

  GROWTH OF $10,000 INVESTMENT(4)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        Wells Fargo Diversified  Lehman Brothers      Lehman Brothers

                    Bond Fund -        Aggregate  Intermediate Gov't/

            Institutional Class       Bond Index         Credit Index

May-90                  $10,000          $10,000              $10,000

Jun-90                  $10,157          $10,161              $10,134

Jul-90                  $10,232          $10,301              $10,275

Aug-90                  $10,192          $10,163              $10,233

Sep-90                  $10,288          $10,248              $10,312

Oct-90                  $10,360          $10,378              $10,431

Nov-90                  $10,524          $10,601              $10,590

Dec-90                  $10,629          $10,766              $10,735

Jan-91                  $10,725          $10,900              $10,844

Feb-91                  $10,800          $10,992              $10,931

Mar-91                  $10,921          $11,068              $11,005

Apr-91                  $11,006          $11,188              $11,125

May-91                  $11,063          $11,253              $11,193

Jun-91                  $11,105          $11,247              $11,201

Jul-91                  $11,203          $11,403              $11,326

Aug-91                  $11,385          $11,650              $11,543

Sep-91                  $11,535          $11,886              $11,741

Oct-91                  $11,637          $12,018              $11,875

Nov-91                  $11,742          $12,129              $12,012

Dec-91                  $11,862          $12,489              $12,305

Jan-92                  $11,862          $12,319              $12,193

Feb-92                  $11,915          $12,399              $12,241

Mar-92                  $11,933          $12,329              $12,193

Apr-92                  $12,029          $12,418              $12,300

May-92                  $12,187          $12,653              $12,491

Jun-92                  $12,415          $12,827              $12,676

Jul-92                  $12,308          $13,088              $12,928

Aug-92                  $12,466          $13,221              $13,057

Sep-92                  $12,649          $13,378              $13,234

Oct-92                  $12,521          $13,200              $13,063

Nov-92                  $12,584          $13,203              $13,013

Dec-92                  $12,723          $13,413              $13,187

Jan-93                  $12,770          $13,671              $13,444

Feb-93                  $12,848          $13,910              $13,656

Mar-93                  $12,924          $13,968              $13,710

Apr-93                  $13,006          $14,065              $13,820

May-93                  $13,004          $14,083              $13,790

Jun-93                  $13,199          $14,338              $14,006

Jul-93                  $13,252          $14,419              $14,040

Aug-93                  $13,491          $14,672              $14,263

Sep-93                  $13,570          $14,712              $14,322

Oct-93                  $13,613          $14,767              $14,360

Nov-93                  $13,488          $14,642              $14,280

Dec-93                  $13,555          $14,721              $14,346

Jan-94                  $13,702          $14,920              $14,505

Feb-94                  $13,486          $14,661              $14,291

Mar-94                  $13,292          $14,299              $14,055

Apr-94                  $13,256          $14,185              $13,959

May-94                  $13,209          $14,183              $13,969

Jun-94                  $13,207          $14,152              $13,970

Jul-94                  $13,357          $14,433              $14,171

Aug-94                  $13,354          $14,451              $14,216

Sep-94                  $13,281          $14,238              $14,085

Oct-94                  $13,245          $14,225              $14,083

Nov-94                  $13,210          $14,194              $14,019

Dec-94                  $13,278          $14,292              $14,069

Jan-95                  $13,420          $14,575              $14,306

Feb-95                  $13,610          $14,921              $14,603

Mar-95                  $13,699          $15,013              $14,686

Apr-95                  $13,810          $15,222              $14,867

May-95                  $14,152          $15,811              $15,317

Jun-95                  $14,289          $15,927              $15,420

Jul-95                  $14,299          $15,892              $15,422

Aug-95                  $14,415          $16,083              $15,562

Sep-95                  $14,541          $16,240              $15,675

Oct-95                  $14,694          $16,451              $15,849

Nov-95                  $14,836          $16,697              $16,058

Dec-95                  $14,963          $16,932              $16,226

Jan-96                  $15,054          $17,044              $16,366

Feb-96                  $14,856          $16,748              $16,174

Mar-96                  $14,754          $16,632              $16,091

Apr-96                  $14,692          $16,538              $16,034

May-96                  $14,726          $16,505              $16,022

Jun-96                  $14,867          $16,726              $16,192

Jul-96                  $14,901          $16,772              $16,240

Aug-96                  $14,890          $16,744              $16,253

Sep-96                  $15,094          $17,036              $16,479

Oct-96                  $15,359          $17,413              $16,770

Nov-96                  $15,597          $17,711              $16,992

Dec-96                  $15,478          $17,547              $16,883

Jan-97                  $15,496          $17,600              $16,948

Feb-97                  $15,502          $17,644              $16,981

Mar-97                  $15,319          $17,448              $16,864

Apr-97                  $15,520          $17,710              $17,062

May-97                  $15,643          $17,877              $17,203

Jun-97                  $15,814          $18,090              $17,360

Jul-97                  $16,351          $18,577              $17,714

Aug-97                  $16,076          $18,419              $17,625

Sep-97                  $16,376          $18,691              $17,830

Oct-97                  $16,736          $18,962              $18,027

Nov-97                  $16,840          $19,049              $18,067

Dec-97                  $17,061          $19,241              $18,211

Jan-98                  $17,334          $19,488              $18,450

Feb-98                  $17,269          $19,473              $18,436

Mar-98                  $17,301          $19,540              $18,495

Apr-98                  $17,373          $19,642              $18,588

May-98                  $17,581          $19,828              $18,724

Jun-98                  $17,809          $19,996              $18,844

Jul-98                  $17,789          $20,039              $18,910

Aug-98                  $18,290          $20,365              $19,207

Sep-98                  $18,752          $20,842              $19,690

Oct-98                  $18,518          $20,732              $19,670

Nov-98                  $18,602          $20,849              $19,669

Dec-98                  $18,613          $20,912              $19,748

Jan-99                  $18,725          $21,061              $19,856

Feb-99                  $18,283          $20,694              $19,564

Mar-99                  $18,374          $20,808              $19,710

Apr-99                  $18,430          $20,874              $19,771

May-99                  $18,311          $20,691              $19,619

Jun-99                  $18,262          $20,625              $19,632

Jul-99                  $18,241          $20,538              $19,615

Aug-99                  $18,220          $20,527              $19,630

Sep-99                  $18,367          $20,766              $19,813

Oct-99                  $18,388          $20,842              $19,864

Nov-99                  $18,409          $20,841              $19,889

Dec-99                  $18,392          $20,740              $19,824

Jan-00                  $18,414          $20,672              $19,752

Feb-00                  $18,751          $20,922              $19,914

Mar-00                  $19,156          $21,198              $20,122

Apr-00                  $18,999          $21,137              $20,076

May-00                  $18,901          $21,128              $20,108

--------------------------------------------------------------------------------
(2) The Fund changed its benchmark to the Lehman Brothers Aggregate Bond Index because it is more representative of the Fund's average portfolio maturity and holdings. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The Lehman Brothers Intermediate Government/Credit Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to 10-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. It also contains all publicly issued, fixed-rate non-convertible investment-grade domestic corporate debt in the one- to 10- year range. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The chart compares the performance of the Wells Fargo Diversified Bond Fund Institutional Class shares for the most recent ten years with the Lehman Brothers Intermediate Government/Credit Index, the former benchmark for this fund, and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses. The Fund is a professionally managed mutual fund.
(5) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(6) The Fund invests exclusively in Wells Fargo Core Portfolios. This chart represents the composite of the Portfolio allocations of the core portfolios in which it invests. Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Income Fund (the "Fund") seeks current income and total return.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Marjorie Grace, CFA (since 1/96)

INCEPTION DATE
  6/9/87

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned (0.23)%(1) for the 12-month period that ended May 31, 2000, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index(2), which returned 2.11% during the period. The Fund's Class A shares distributed $0.60 per share in dividend income and no capital gains during the period. Please keep in mind past performance is no guarantee of future results.
   The Fund's performance over the period reflected the impact of rising interest rates that depressed bond prices while increasing yields. In fact, the yield on the 10-year U.S. Treasury note, similar in duration to the Fund's average, a good proxy for the Fund, increased nearly 0.65% over the past year. In addition, both corporate bonds and mortgage-backed securities underperformed U.S. Treasuries, causing yields in these sectors to increase much more than yields for U.S. Treasuries. Fund performance was mainly hampered by maintaining a longer maturity than its peers.
   Over the 12-month period, the Fund restructured its bond holdings to offset the impact of changing interest rates on various bond holdings. For example, the Fund reduced its exposure to corporate bonds from an overweight position of 58% to a more neutral position of 45%. The proceeds were invested in U.S. Treasuries. The Fund also remains underweighted in agency notes, another underperforming sector during recent months.
   The Fund currently maintains a "barbell" structure, with most portfolio assets concentrated in short- and long-term maturities. This reallocation of portfolio assets, combined with declining interest rates between intermediate- and long-term U.S. Treasury bonds, contributed to an exceptional first and second quarter, helping the Fund regain its "A" performance rating.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund will continue to employ yield curve strategies when appropriate to enhance performance and stress high-quality assets.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower..
  Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Income Fund (the accounting survivor of a merger of the Norwest Advantage Income, Total Return Bond and Performa Strategic Value Bond Funds at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage and Performa Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front- end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5%. Class B share performance including sales charge assumes the sales charge for the corresponding period. Institutional Class shares are sold without sales charges.
(2) The Fund changed its benchmark to the Lehman Brothers Aggregate Bond Index because it is more represenative of the Fund's average portfolio maturity and holdings. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
6

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2000)
--------------------------------------------------------------------------------

                                       Excluding Sales Charge                    Including Sales Charge
                           -----------------------------------------------  --------------------------------
                           Year-To-Date*   1-Year     5-Year     10-Year     1-Year     5-Year     10-Year
CLASS A                           0.95      (0.23)      4.79        6.74      (4.72)      3.83        6.25
CLASS B                           0.52      (1.00)      4.01        5.92      (5.67)      3.70        5.92
INSTITUTIONAL CLASS               1.06      (0.10)      4.82        6.74
BENCHMARK
  LEHMAN BROTHERS
    AGGREGATE BOND INDEX          1.87       2.11       5.97        7.77
  LEHMAN BROTHERS
    INTERMEDIATE
    GOVERNMENT/ CREDIT
    INDEX(3)                      1.43       2.49       5.59        7.23

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF MAY 31, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                          124%
NUMBER OF HOLDINGS                           99
AVERAGE CREDIT QUALITY(5)                    AA
WEIGHTED AVERAGE COUPON                    7.88%
ESTIMATED WEIGHTED AVERAGE
  LIFE                                  10.99 YEARS
ESTIMATED DURATION                       6.01 YEARS
NAV (A, B, I)                       $8.86, $8.84, $8.85
DISTRIBUTION RATE(6) (A, B, I)      6.40%, 5.95%, 6.95%
SEC YIELD(7) (A, B, I)              6.30%, 5.85%, 6.85%

  PORTFOLIO ALLOCATION(8)
  (AS OF MAY 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds                45%

U.S. Treasury Bonds and Notes  36%

Federal Agencies               15%

Asset-Backed Securities         4%

  GROWTH OF $10,000 INVESTMENT(4)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         WELLS FARGO                             WELLS FARGO      LEHMAN BROTHERS INTERMEDIATE
        INCOME FUND -    LEHMAN BROTHERS        INCOME FUND -             GOV'T/CREDIT

              Class A  Aggregate Bond Index  Institutional Class                         Index

May-90         $9,550               $10,000              $10,000                       $10,000

Jun-90         $9,669               $10,161              $10,124                       $10,134

Jul-90         $9,800               $10,301              $10,262                       $10,275

Aug-90         $9,795               $10,163              $10,257                       $10,233

Sep-90         $9,809               $10,248              $10,271                       $10,312

Oct-90         $9,824               $10,378              $10,287                       $10,431

Nov-90         $9,987               $10,601              $10,458                       $10,590

Dec-90        $10,124               $10,766              $10,601                       $10,735

Jan-91        $10,253               $10,900              $10,736                       $10,844

Feb-91        $10,435               $10,992              $10,926                       $10,931

Mar-91        $10,542               $11,068              $11,039                       $11,005

Apr-91        $10,668               $11,188              $11,171                       $11,125

May-91        $10,732               $11,253              $11,238                       $11,193

Jun-91        $10,723               $11,247              $11,228                       $11,201

Jul-91        $10,874               $11,403              $11,387                       $11,326

Aug-91        $11,143               $11,650              $11,668                       $11,543

Sep-91        $11,389               $11,886              $11,925                       $11,741

Oct-91        $11,520               $12,018              $12,063                       $11,875

Nov-91        $11,661               $12,129              $12,211                       $12,012

Dec-91        $12,034               $12,489              $12,601                       $12,305

Jan-92        $11,901               $12,319              $12,461                       $12,193

Feb-92        $11,934               $12,399              $12,496                       $12,241

Mar-92        $11,881               $12,329              $12,440                       $12,193

Apr-92        $11,942               $12,418              $12,504                       $12,300

May-92        $12,189               $12,653              $12,764                       $12,491

Jun-92        $12,355               $12,827              $12,937                       $12,676

Jul-92        $12,715               $13,088              $13,314                       $12,928

Aug-92        $12,813               $13,221              $13,417                       $13,057

Sep-92        $13,044               $13,378              $13,658                       $13,234

Oct-92        $12,840               $13,200              $13,445                       $13,063

Nov-92        $12,821               $13,203              $13,426                       $13,013

Dec-92        $12,991               $13,413              $13,603                       $13,187

Jan-93        $13,223               $13,671              $13,846                       $13,444

Feb-93        $13,460               $13,910              $14,095                       $13,656

Mar-93        $13,503               $13,968              $14,139                       $13,710

Apr-93        $13,611               $14,065              $14,252                       $13,820

May-93        $13,587               $14,083              $14,227                       $13,790

Jun-93        $13,782               $14,338              $14,432                       $14,006

Jul-93        $13,836               $14,419              $14,488                       $14,040

Aug-93        $14,065               $14,672              $14,709                       $14,263

Sep-93        $14,090               $14,712              $14,735                       $14,322

Oct-93        $14,129               $14,767              $14,776                       $14,360

Nov-93        $14,090               $14,642              $14,735                       $14,280

Dec-93        $14,148               $14,721              $14,796                       $14,346

Jan-94        $14,276               $14,920              $14,916                       $14,505

Feb-94        $14,062               $14,661              $14,706                       $14,291

Mar-94        $13,791               $14,299              $14,407                       $14,055

Apr-94        $13,503               $14,185              $14,120                       $13,959

May-94        $13,373               $14,183              $13,984                       $13,969

Jun-94        $13,323               $14,152              $13,932                       $13,970

Jul-94        $13,498               $14,433              $14,115                       $14,171

Aug-94        $13,519               $14,451              $14,137                       $14,216

Sep-94        $13,289               $14,238              $13,896                       $14,085

Oct-94        $13,251               $14,225              $13,856                       $14,083

Nov-94        $13,071               $14,194              $13,668                       $14,019

Dec-94        $13,157               $14,292              $13,758                       $14,069

Jan-95        $13,363               $14,575              $13,973                       $14,306

Feb-95        $13,658               $14,921              $14,282                       $14,603

Mar-95        $13,744               $15,013              $14,372                       $14,686

Apr-95        $13,980               $15,222              $14,619                       $14,867

May-95        $14,509               $15,811              $15,172                       $15,317

Jun-95        $14,576               $15,927              $15,226                       $15,420

Jul-95        $14,513               $15,892              $15,176                       $15,422

Aug-95        $14,699               $16,083              $15,371                       $15,562

Sep-95        $14,841               $16,240              $15,520                       $15,675

Oct-95        $15,026               $16,451              $15,713                       $15,849

Nov-95        $15,217               $16,697              $15,913                       $16,058

Dec-95        $15,439               $16,932              $16,145                       $16,226

Jan-96        $15,515               $17,044              $16,224                       $16,366

Feb-96        $15,180               $16,748              $15,874                       $16,174

Mar-96        $15,053               $16,632              $15,741                       $16,091

Apr-96        $14,924               $16,538              $15,606                       $16,034

May-96        $14,883               $16,505              $15,563                       $16,022

Jun-96        $15,072               $16,726              $15,760                       $16,192

Jul-96        $15,107               $16,772              $15,798                       $16,240

Aug-96        $15,055               $16,744              $15,743                       $16,253

Sep-96        $15,301               $17,036              $16,017                       $16,479

Oct-96        $15,649               $17,413              $16,364                       $16,770

Nov-96        $15,916               $17,711              $16,644                       $16,992

Dec-96        $15,734               $17,547              $16,453                       $16,883

Jan-97        $15,755               $17,600              $16,475                       $16,948

Feb-97        $15,754               $17,644              $16,491                       $16,981

Mar-97        $15,533               $17,448              $16,242                       $16,864

Apr-97        $15,771               $17,710              $16,491                       $17,062

May-97        $15,894               $17,877              $16,638                       $17,203

Jun-97        $16,100               $18,090              $16,835                       $17,360

Jul-97        $16,706               $18,577              $17,470                       $17,714

Aug-97        $16,431               $18,419              $17,182                       $17,625

Sep-97        $16,745               $18,691              $17,510                       $17,830

Oct-97        $17,062               $18,962              $17,841                       $18,027

Nov-97        $17,150               $19,049              $17,934                       $18,067

Dec-97        $17,348               $19,241              $18,141                       $18,211

Jan-98        $17,617               $19,488              $18,423                       $18,450

Feb-98        $17,524               $19,473              $18,325                       $18,436

Mar-98        $17,564               $19,540              $18,367                       $18,495

Apr-98        $17,637               $19,642              $18,444                       $18,588

May-98        $17,875               $19,828              $18,693                       $18,724

Jun-98        $18,057               $19,996              $18,883                       $18,844

Jul-98        $18,058               $20,039              $18,884                       $18,910

Aug-98        $18,391               $20,365              $19,233                       $19,207

Sep-98        $18,909               $20,842              $19,775                       $19,690

Oct-98        $18,722               $20,732              $19,579                       $19,670

Nov-98        $18,850               $20,849              $19,713                       $19,669

Dec-98        $18,905               $20,912              $19,771                       $19,748

Jan-99        $19,034               $21,061              $19,926                       $19,856

Feb-99        $18,474               $20,694              $19,319                       $19,564

Mar-99        $18,608               $20,808              $19,460                       $19,710

Apr-99        $18,625               $20,874              $19,498                       $19,771

May-99        $18,377               $20,691              $19,218                       $19,619

Jun-99        $18,239               $20,625              $19,073                       $19,632

Jul-99        $18,181               $20,538              $19,013                       $19,615

Aug-99        $18,105               $20,527              $18,933                       $19,630

Sep-99        $18,263               $20,766              $19,098                       $19,813

Oct-99        $18,285               $20,842              $19,142                       $19,864

Nov-99        $18,283               $20,841              $19,122                       $19,889

Dec-99        $18,161               $20,740              $18,998                       $19,824

Jan-00        $18,120               $20,672              $18,959                       $19,752

Feb-00        $18,339               $20,922              $19,213                       $19,914

Mar-00        $18,665               $21,198              $19,538                       $20,122

Apr-00        $18,498               $21,137              $19,367                       $20,076

May-00        $18,334               $21,128              $19,199                       $20,108

--------------------------------------------------------------------------------
(3) The Lehman Brothers Intermediate Government/Credit Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to 10-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. It also contains all publicly issued, fixed-rate non convertible investment-grade domestic corporate debt in the one- to 10- year range. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The chart compares the performance of the Wells Fargo Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Aggregate Bond Index and the Lehman Brothers Intermediate Government/Credit Index, the former benchmark for this fund. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional
Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(5) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8)  Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INCOME PLUS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Income Plus Fund (the "Fund") seeks to maximize income while maintaining prospects for capital appreciation.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Graham Allen, F.C.M.A. (since 7/98)
  John Burgess (since 7/98)
  Jacqueline Flippin (since 7/98)
  Daniel Kokoszka, C.F.A. (since 7/98)
  Paul Single (since 7/98)
  Scott Smith, C.F.A. (since 7/98)
  Allen Wisniewski, C.F.A. (since 7/98)

INCEPTION DATE
  7/13/98

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned (5.56)%(1) for the 11-month period ended May 31, 2000, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index(2), which posted a 2.43% return during the period. The Fund's Class A shares distributed $0.79 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund's underperformance during the period was attributed to price declines in the Fund's equity holdings, and an overweight position in sectors of a weakening high-yield bond market, together with an underweight exposure to riskier, yet higher performing, emerging markets, including Russia and Ecuador.
   In addition, the Fund incurred costs associated with the implementation of a more diversified global asset allocation strategy. The objective of this strategy is to establish a core presence in sectors that offer greater opportunities to maximize income and profit from capital appreciation. As a result, the Fund's equity holdings were trimmed from 7% to 0.5%, along with a reduction in investment grade corporate bonds. Concurrently, the Fund increased its exposure to U.S. Treasury securities, domestic and international high-yield bonds, and the mortgage sector.
   A non-U.S. dollar sovereign bond sector also was created within the Fund, comprising AAA- and AA-rated sovereign credits of European countries. Since these bonds are denominated in foreign currencies, they are hedged to eliminate exchange rate risk. This hedging strategy generated incremental returns to the underlying bonds. Fund performance improved in recent months because of its new global asset allocation strategy. The Fund also benefited from a strengthening non-U.S. dollar sector and positive developments in other bond sectors.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The U.S. economy is beginning to show signs of a slowdown from the torrid growth that defined 1999. Still, above-average growth and lingering inflation worries may trigger additional interest rate hikes by the Federal Reserve Board (the Fed). Yet investors' upbeat view of the inflation outlook and their confidence in the Fed's ability to control price pressures should limit any accompanying rise in market interest rates. Amid a changing interest rate environment, Fund holdings will continue to be adjusted to capitalize on opportunities within the marketplace.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Class C shares of the Wells Fargo Income Plus Fund prior to November 8, 1999, reflects performance of the
Class A, Class B and Class C shares of the Stagecoach Strategic Income Fund, its predecessor fund. Effective at close of business November 5, 1999 the Stagecoach Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum sales charge for Class C shares is 1.00%. Class B and C share performance including sales charge assumes the sales charge for the corresponding period.
8

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2000)
--------------------------------------------------------------------------------

                                     Excluding Sales Charge               Including Sales Charge
                           ------------------------------------------  -----------------------------
                           Year-To-Date*   1-Year    Since Inception     1-Year     Since Inception
CLASS A                          (3.08)     (6.18)           (1.70)       (10.37)           (4.08)
CLASS B                          (3.37)     (6.87)           (2.38)       (11.22)           (4.24)
CLASS C                          (3.37)     (6.87)           (2.38)        (7.74)           (2.38)
BENCHMARK
  LEHMAN BROTHERS
    AGGREGATE BOND INDEX          1.87       2.11

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF MAY 31, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                          95%
NUMBER OF HOLDINGS                           80
AVERAGE CREDIT QUALITY(4)                    A
WEIGHTED AVERAGE COUPON                    8.61%
ESTIMATED WEIGHTED AVERAGE
  MATURITY                               8.39 YEARS
ESTIMATED AVERAGE DURATION               4.93 YEARS
NAV (A, B, C)                      $10.60, $10.61, $10.61
DISTRIBUTION RATE(5) (A, B, C)      8.11%, 7.74%, 7.74%
SEC YIELD(6) (A, B, C)              8.20%, 7.83%, 7.83%

  PORTFOLIO ALLOCATION(7)
  (AS OF MAY 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Non-Investment Grade Bonds (BB or Lower)  38%

U.S. Treasury Bonds and Notes             26%

Federal Agencies                          14%

Foreign Government Bonds                  12%

Corporate Bonds                            5%

Cash Equivalents                           4%

Other                                      1%

  GROWTH OF $10,000 INVESTMENT(3)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               WELLS FARGO            LEHMAN BROTHERS
        INCOME PLUS FUND - CLASS A  AGGREGATE BOND INDEX
JUL-98            $9,512                  $10,021

Aug-98                      $9,382               $10,184

Sep-98                      $9,709               $10,423

Oct-98                      $9,637               $10,368

Nov-98                      $9,844               $10,426

Dec-98                      $9,883               $10,458

Jan-99                      $9,945               $10,533

Feb-99                      $9,764               $10,349

Mar-99                      $9,810               $10,406

Apr-99                      $9,976               $10,439

May-99                      $9,855               $10,348

Jun-99                      $9,790               $10,315

Jul-99                      $9,717               $10,271

Aug-99                      $9,594               $10,265

Sep-99                      $9,649               $10,385

Oct-99                      $9,502               $10,423

Nov-99                      $9,519               $10,422

Dec-99                      $9,539               $10,372

Jan-00                      $9,415               $10,338

Feb-00                      $9,482               $10,463

Mar-00                      $9,444               $10,601

Apr-00                      $9,387               $10,571

May-00                      $9,246               $10,566

--------------------------------------------------------------------------------
(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The chart compares the performance of the Wells Fargo Income Plus Fund Class A shares since inception with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(4) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(6) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(7)  Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Intermediate Government Income Fund (the "Fund") seeks current income, consistent with safety of principal.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Marjorie Grace, CFA (since 1/96)

INCEPTION DATE
  12/31/82

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 1.92%(1) for the 12-month period ended
  May 31, 2000, excluding sales charges. The Fund underperformed its benchmark, Lehman Brothers Intermediate U.S. Government Index(2), which returned 3.00% for the period. The Fund's Class A shares distributed $0.68 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The period was a challenging time for most bond market investors. With the economy growing faster than expected, the Federal Reserve Board (the Fed) raised short-term interest rates on six occasions to moderate growth. During this time, the yield on the five-year U.S. Treasury note -- a good proxy for the Fund -- increased 0.94%. At the same time, mortgage-backed securities underperformed U.S. Treasuries, causing yields to increase much more than U.S. Treasury securities. In contrast, the Fund's portfolio of intermediate-and long-term government bonds fared well, as the U.S. Treasury Department's decision to reduce the supply of 30-year U.S. Treasuries contributed to a strong demand for these bonds.
   The Fund's portfolio was restructured during the first quarter to reduce exposure to poorly performing sectors and to capitalize on favorable trends within other bond sectors. For example, the Fund reduced its holdings of mortgage-backed securities from 28% to 25%, with proceeds invested in agency notes. The Fund also maintained a "barbell" structure, with assets invested in short- and long-term bonds and fewer intermediate-term bonds. In the U.S. Treasury sector, this structure was beneficial in light of an inverted yield curve.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund maintains a slightly longer maturity positioning to reflect positive sentiment in the bond market. The Fund also will continue to employ its current barbell strategy until the Fed begins to ease interest rates.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A and Class B shares of the Wells Fargo Intermediate Government Income Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Norwest Advantage Intermediate Government Income Fund (the accounting survivor of a merger of the Norwest Fund and the Stagecoach U.S. Government Income and U.S. Government Allocation Funds at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage and Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class A shares sales charges. Performance shown for the Class B shares of the Fund prior to May 17, 1996 reflects the performance of the Institutional
Class shares of the Fund adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund for periods prior to November 8, 1999, reflects performance of the Class B shares of the predecessor fund adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum sales charge for Class C shares is 1.00%. Class B share performance including sales charge assumes the sales charge for the corresponding period.
  Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the fund and are described in the Fund's prospectus.
10

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2000)
--------------------------------------------------------------------------------

                                   Excluding Sales Charge           Including Sales Charge
                           --------------------------------------  ------------------------
                           Year-To-Date*  1-Year  5-Year  10-Year  1-Year   5-Year  10-Year
CLASS A                           1.81     1.92    5.18     6.32    (2.67)   4.22     5.83
CLASS B                           1.41     1.06    4.39     5.53    (3.71)   4.09     5.53
CLASS C                           1.51     1.07    4.39     5.53     0.12    4.39     5.53
INSTITUTIONAL CLASS               1.92     1.94    5.20     6.33
BENCHMARK
  LEHMAN BROTHERS
    INTERMEDIATE
    GOVERNMENT INDEX              1.87     3.00    5.62     7.13

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF MAY 31, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                              139%
NUMBER OF HOLDINGS                               67
AVERAGE CREDIT QUALITY(4)                       AAA
WEIGHTED AVERAGE COUPON                        7.63%
ESTIMATED WEIGHTED AVERAGE
  MATURITY                                   8.07 YEARS
ESTIMATED AVERAGE DURATION                   4.88 YEARS
                                      $10.56, $10.55, $10.55,
NAV (A, B, C, I)                               $10.56
                                     5.95%, 5.51%, 5.50%, 6.50%
DISTRIBUTION RATE(5)                        (A, B, C, I)
SEC YIELD(6) (A, B, C, I)            5.97%, 5.51%, 5.51%, 6.53%

  PORTFOLIO ALLOCATION(7)
  (AS OF MAY 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury Bonds and Notes  59%

Federal Agencies               39%

Cash Equivalents                1%

Other                           1%

  GROWTH OF $10,000 INVESTMENT(3)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        WELLS FARGO INTERMEDIATE  LEHMAN BROTHERS   WELLS FARGO INTERMEDIATE
        GOVERNMENT INCOME FUND -    INTERMEDIATE    GOVERNMENT INCOME FUND -
                CLASS A           GOVERNMENT INDEX    INSTITUTIONAL CLASS

Jun-90                    $9,660           $10,132                   $10,115

Jul-90                    $9,797           $10,274                   $10,259

Aug-90                    $9,752           $10,237                   $10,211

Sep-90                    $9,831           $10,328                   $10,295

Oct-90                    $9,955           $10,472                   $10,425

Nov-90                   $10,128           $10,630                   $10,605

Dec-90                   $10,247           $10,776                   $10,730

Jan-91                   $10,341           $10,887                   $10,828

Feb-91                   $10,401           $10,954                   $10,891

Mar-91                   $10,451           $11,014                   $10,943

Apr-91                   $10,559           $11,127                   $11,057

May-91                   $10,619           $11,190                   $11,119

Jun-91                   $10,593           $11,199                   $11,092

Jul-91                   $10,708           $11,320                   $11,212

Aug-91                   $10,924           $11,535                   $11,439

Sep-91                   $11,137           $11,731                   $11,662

Oct-91                   $11,244           $11,865                   $11,774

Nov-91                   $11,382           $12,003                   $11,918

Dec-91                   $11,682           $12,295                   $12,232

Jan-92                   $11,514           $12,177                   $12,056

Feb-92                   $11,542           $12,215                   $12,086

Mar-92                   $11,478           $12,166                   $12,019

Apr-92                   $11,581           $12,275                   $12,127

May-92                   $11,743           $12,459                   $12,296

Jun-92                   $11,912           $12,638                   $12,474

Jul-92                   $12,146           $12,881                   $12,718

Aug-92                   $12,288           $13,012                   $12,867

Sep-92                   $12,460           $13,191                   $13,047

Oct-92                   $12,288           $13,033                   $12,867

Nov-92                   $12,247           $12,980                   $12,824

Dec-92                   $12,382           $13,147                   $12,966

Jan-93                   $12,604           $13,392                   $13,198

Feb-93                   $12,819           $13,589                   $13,423

Mar-93                   $12,903           $13,639                   $13,511

Apr-93                   $13,014           $13,746                   $13,627

May-93                   $12,996           $13,708                   $13,609

Jun-93                   $13,183           $13,907                   $13,804

Jul-93                   $13,208           $13,935                   $13,831

Aug-93                   $13,421           $14,142                   $14,053

Sep-93                   $13,502           $14,200                   $14,138

Oct-93                   $13,541           $14,233                   $14,180

Nov-93                   $13,426           $14,163                   $14,059

Dec-93                   $13,491           $14,221                   $14,127

Jan-94                   $13,612           $14,362                   $14,254

Feb-94                   $13,337           $14,165                   $13,966

Mar-94                   $13,049           $13,958                   $13,664

Apr-94                   $12,821           $13,868                   $13,425

May-94                   $12,632           $13,878                   $13,228

Jun-94                   $12,562           $13,880                   $13,154

Jul-94                   $12,768           $14,063                   $13,369

Aug-94                   $12,726           $14,104                   $13,325

Sep-94                   $12,646           $13,987                   $13,242

Oct-94                   $12,645           $13,990                   $13,240

Nov-94                   $12,615           $13,928                   $13,210

Dec-94                   $12,660           $13,973                   $13,257

Jan-95                   $12,812           $14,201                   $13,417

Feb-95                   $13,085           $14,474                   $13,702

Mar-95                   $13,169           $14,554                   $13,790

Apr-95                   $13,328           $14,723                   $13,957

May-95                   $13,691           $15,138                   $14,337

Jun-95                   $13,789           $15,234                   $14,439

Jul-95                   $13,746           $15,242                   $14,394

Aug-95                   $13,850           $15,367                   $14,504

Sep-95                   $13,932           $15,470                   $14,589

Oct-95                   $14,075           $15,640                   $14,739

Nov-95                   $14,252           $15,831                   $14,924

Dec-95                   $14,400           $15,987                   $15,080

Jan-96                   $14,515           $16,122                   $15,200

Feb-96                   $14,333           $15,951                   $15,009

Mar-96                   $14,238           $15,878                   $14,910

Apr-96                   $14,188           $15,832                   $14,857

May-96                   $14,159           $15,824                   $14,827

Jun-96                   $14,283           $15,985                   $14,970

Jul-96                   $14,328           $16,034                   $15,003

Aug-96                   $14,296           $16,053                   $14,970

Sep-96                   $14,508           $16,260                   $15,192

Oct-96                   $14,782           $16,527                   $15,493

Nov-96                   $15,019           $16,726                   $15,728

Dec-96                   $14,852           $16,636                   $15,552

Jan-97                   $14,912           $16,700                   $15,615

Feb-97                   $14,906           $16,727                   $15,623

Mar-97                   $14,751           $16,632                   $15,447

Apr-97                   $14,944           $16,820                   $15,649

May-97                   $15,061           $16,951                   $15,771

Jun-97                   $15,205           $17,096                   $15,937

Jul-97                   $15,625           $17,411                   $16,362

Aug-97                   $15,466           $17,344                   $16,195

Sep-97                   $15,703           $17,533                   $16,443

Oct-97                   $15,949           $17,737                   $16,701

Nov-97                   $15,999           $17,776                   $16,753

Dec-97                   $16,147           $17,921                   $16,923

Jan-98                   $16,412           $18,155                   $17,186

Feb-98                   $16,339           $18,135                   $17,124

Mar-98                   $16,379           $18,192                   $17,151

Apr-98                   $16,440           $18,279                   $17,230

May-98                   $16,596           $18,404                   $17,378

Jun-98                   $16,735           $18,528                   $17,523

Jul-98                   $16,765           $18,600                   $17,554

Aug-98                   $17,145           $18,951                   $17,953

Sep-98                   $17,724           $19,394                   $18,575

Oct-98                   $17,645           $19,426                   $18,492

Nov-98                   $17,615           $19,366                   $18,444

Dec-98                   $17,705           $19,442                   $18,539

Jan-99                   $17,771           $19,528                   $18,608

Feb-99                   $17,370           $19,260                   $18,205

Mar-99                   $17,487           $19,388                   $18,311

Apr-99                   $17,528           $19,441                   $18,353

May-99                   $17,294           $19,321                   $18,125

Jun-99                   $17,226           $19,350                   $18,054

Jul-99                   $17,178           $19,352                   $18,003

Aug-99                   $17,170           $19,379                   $17,979

Sep-99                   $17,377           $19,545                   $18,195

Oct-99                   $17,418           $19,584                   $18,221

Nov-99                   $17,411           $19,598                   $18,231

Dec-99                   $17,314           $19,536                   $18,129

Jan-00                   $17,226           $19,471                   $18,040

Feb-00                   $17,431           $19,632                   $18,260

Mar-00                   $17,680           $19,856                   $18,525

Apr-00                   $17,633           $19,848                   $18,479

May-00                   $17,626           $19,901                   $18,477

--------------------------------------------------------------------------------
(2) The Lehman Brothers Intermediate U.S. Government Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to 10-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The chart compares the performance of the Wells Fargo Intermediate Government Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Intermediate Government Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A Shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(4) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(6) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(7)  Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

LIMITED TERM GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Limited Term Government Income Fund (the "Fund") seeks current income, while preserving capital.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Paul Single (since 3/99)
  Jacqueline Flippin (since 3/99)

INCEPTION DATE
  10/27/93

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 2.08%(1) for the 11-month period ended
  May 31, 2000, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Intermediate Government/Credit Index(2), which returned 2.42% for the period. The Fund's Class A shares distributed $0.50 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The period was characterized by the aggressive tightening of monetary policy by the Federal Reserve Board (the Fed). Since June 30, 1999, the Fed has increased short-term interest rates on six separate occasions to slow economic growth. Corporate bonds, which represented significant Fund holdings last summer, slumped amid the impact of rising rates, contributing to the Fund's underperformance.
   The Fund made two successful moves early this year to improve performance. First, the Fund reduced its exposure to the corporate bond sector while simultaneously increasing its allocation of government and mortgage-backed securities. This reallocation was designed to capture higher relative yields while reducing prepayment risk. The Fund also implemented a "barbell" strategy, with most of the portfolio in short-term and long-term bonds, thereby reducing mid-term bond holdings that would be negatively affected by interest rate increases. These two changes helped improve Fund performance throughout the first half of 2000.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Short-term interest rates are expected to increase as the Fed continues to boost interest rates to slow economic growth. Also, the U.S. Treasury Department's buyback program should continue to affect the price of long-term government bonds. Amid these conditions, the Fund will maintain its flexible barbell strategy to capitalize on marketplace opportunities.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Limited Term Government Income Fund for periods prior to
November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Short-Intermediate U.S. Government Income Fund (the accounting survivor of a merger of the Stagecoach Fund and the Norwest Advantage Limited Term Government Income Fund at the close of business
November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999 the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class B shares of the fund for periods prior to June 15, 1998, reflects the performance and expenses of the Fund's Class A shares. Performance shown for the Institutional Class shares for periods prior to September 6, 1996, reflects performance of the Class A shares of the predecessor fund. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the sales charge for the corresponding period. Institutional Class shares are sold without a sales charge.
(2) The Lehman Brothers Intermediate Treasury Bond Index is an unmanaged index composed of U.S. Treasury securities in the one- to 10-year range. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The Fund changed its benchmark to the Lehman Brothers Intermediate Government/Credit Index because it is more representative of the Fund's average portfolio maturity and holdings. The Lehman Brothers Intermediate Government/Credit Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to 10-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. Its also contains all publicly issued, fixed-rate non-convertible investment-grade domestic corporate debt in the one- to 10-year range. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
12

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2000)
--------------------------------------------------------------------------------

                                    Excluding Sales Charge             Including Sales Charge
                           ----------------------------------------  ---------------------------
                                                            Since                        Since
                           Year-To-Date*  1-Year  5-Year  Inception   1-Year   5-Year  Inception
CLASS A                           1.22     2.15    4.93       4.67     (2.44)   3.98       3.94
CLASS B                           0.91     1.40    4.27       4.00     (3.42)   3.95       4.00
INSTITUTIONAL CLASS               1.31     2.30    5.01       4.73
BENCHMARK
  LEHMAN BROTHERS
    INTERMEDIATE TREASURY
    BOND INDEX(3)                 2.14     3.32    5.68
  LEHMAN BROTHERS
    INTERMEDIATE
    GOVERNMENT/ CREDIT
    INDEX                         1.43     2.49    5.59

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF MAY 31, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                          80%
NUMBER OF HOLDINGS                           74
AVERAGE CREDIT QUALITY(5)                   AAA
WEIGHTED AVERAGE COUPON                    6.52%
ESTIMATED WEIGHTED AVERAGE
  MATURITY                               3.99 YEARS
ESTIMATED DURATION                       2.71 YEARS
NAV (A, B, I)                       $9.44, $9.44, $9.26
DISTRIBUTION RATE(6) (A, B, I)      5.47%, 4.97%, 6.00%
SEC YIELD(7) (A, B, I)              6.71%, 6.27%, 7.32%

  PORTFOLIO ALLOCATION(8)
  (AS OF MAY 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Federal Agencies                    49%

U.S. Treasury Notes                 20%

Corporate Bonds                     12%

Asset-Backed Securities             10%

Cash Equivalents                     5%

Collateralized Mortgage Securities   3%

Other                                1%

  GROWTH OF $10,000 INVESTMENT(4)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        WELLS FARGO LIMITED TERM   LEHMAN BROTHERS        WELLS FARGO LIMITED         LEHMAN BROTHERS
        GOVERNMENT INCOME FUND -     INTERMEDIATE     TERM GOVERNMENT INCOME FUND  INTERMEDIATE TREASURY
                CLASS A           GOV'T/CREDIT INDEX      INSTITUTIONAL CLASS           BOND INDEX

Oct-93                    $9,550             $10,000                      $10,000                $10,000

Nov-93                    $9,566              $9,944                      $10,015                 $9,950

Dec-93                    $9,596              $9,990                      $10,047                 $9,991

Jan-94                    $9,656             $10,101                      $10,110                $10,090

Feb-94                    $9,598              $9,951                      $10,050                 $9,949

Mar-94                    $9,546              $9,787                       $9,995                 $9,805

Apr-94                    $9,513              $9,721                       $9,960                 $9,742

May-94                    $9,540              $9,727                       $9,989                 $9,749

Jun-94                    $9,549              $9,728                       $9,997                 $9,752

Jul-94                    $9,607              $9,868                      $10,058                 $9,878

Aug-94                    $9,603              $9,899                      $10,055                 $9,907

Sep-94                    $9,484              $9,808                       $9,930                 $9,826

Oct-94                    $9,478              $9,807                       $9,924                 $9,829

Nov-94                    $9,423              $9,762                       $9,866                 $9,783

Dec-94                    $9,460              $9,797                       $9,905                 $9,815

Jan-95                    $9,609              $9,962                      $10,061                 $9,974

Feb-95                    $9,784             $10,169                      $10,244                $10,165

Mar-95                    $9,835             $10,227                      $10,297                $10,221

Apr-95                    $9,919             $10,353                      $10,385                $10,339

May-95                   $10,142             $10,666                      $10,619                $10,630

Jun-95                   $10,202             $10,738                      $10,681                $10,701

Jul-95                   $10,205             $10,739                      $10,684                $10,706

Aug-95                   $10,273             $10,837                      $10,756                $10,792

Sep-95                   $10,333             $10,915                      $10,819                $10,863

Oct-95                   $10,434             $11,037                      $10,924                $10,985

Nov-95                   $10,546             $11,182                      $11,041                $11,119

Dec-95                   $10,659             $11,299                      $11,160                $11,230

Jan-96                   $10,751             $11,397                      $11,257                $11,327

Feb-96                   $10,659             $11,263                      $11,160                $11,205

Mar-96                   $10,597             $11,205                      $11,095                $11,150

Apr-96                   $10,556             $11,165                      $11,052                $11,118

May-96                   $10,531             $11,157                      $11,026                $11,113

Jun-96                   $10,630             $11,275                      $11,130                $11,223

Jul-96                   $10,658             $11,309                      $11,159                $11,257

Aug-96                   $10,657             $11,318                      $11,158                $11,271

Sep-96                   $10,802             $11,475                      $11,301                $11,415

Oct-96                   $10,938             $11,678                      $11,445                $11,602

Nov-96                   $11,092             $11,832                      $11,609                $11,741

Dec-96                   $11,044             $11,756                      $11,557                $11,677

Jan-97                   $11,114             $11,802                      $11,631                $11,721

Feb-97                   $11,154             $11,825                      $11,672                $11,738

Mar-97                   $11,080             $11,743                      $11,593                $11,669

Apr-97                   $11,207             $11,881                      $11,740                $11,800

May-97                   $11,280             $11,980                      $11,818                $11,891

Jun-97                   $11,372             $12,089                      $11,915                $11,992

Jul-97                   $11,583             $12,335                      $12,128                $12,217

Aug-97                   $11,528             $12,273                      $12,068                $12,168

Sep-97                   $11,644             $12,416                      $12,192                $12,301

Oct-97                   $11,766             $12,553                      $12,322                $12,445

Nov-97                   $11,786             $12,581                      $12,344                $12,474

Dec-97                   $11,880             $12,682                      $12,444                $12,576

Jan-98                   $12,041             $12,848                      $12,619                $12,745

Feb-98                   $12,016             $12,838                      $12,592                $12,728

Mar-98                   $12,043             $12,879                      $12,619                $12,766

Apr-98                   $12,095             $12,944                      $12,675                $12,826

May-98                   $12,186             $13,038                      $12,771                $12,915

Jun-98                   $12,228             $13,122                      $12,815                $13,002

Jul-98                   $12,281             $13,168                      $12,871                $13,053

Aug-98                   $12,498             $13,375                      $13,103                $13,311

Sep-98                   $12,816             $13,711                      $13,442                $13,632

Oct-98                   $12,779             $13,697                      $13,402                $13,659

Nov-98                   $12,748             $13,696                      $13,368                $13,609

Dec-98                   $12,783             $13,751                      $13,405                $13,660

Jan-99                   $12,855             $13,827                      $13,481                $13,720

Feb-99                   $12,632             $13,624                      $13,241                $13,520

Mar-99                   $12,718             $13,725                      $13,333                $13,609

Apr-99                   $12,757             $13,768                      $13,374                $13,648

May-99                   $12,632             $13,662                      $13,254                $13,561

Jun-99                   $12,641             $13,671                      $13,248                $13,585

Jul-99                   $12,606             $13,659                      $13,225                $13,598

Aug-99                   $12,599             $13,669                      $13,217                $13,626

Sep-99                   $12,749             $13,797                      $13,363                $13,732

Oct-99                   $12,776             $13,833                      $13,394                $13,749

Nov-99                   $12,782             $13,850                      $13,416                $13,755

Dec-99                   $12,748             $13,805                      $13,382                $13,717

Jan-00                   $12,674             $13,754                      $13,305                $13,679

Feb-00                   $12,774             $13,867                      $13,413                $13,786

Mar-00                   $12,889             $14,012                      $13,539                $13,961

Apr-00                   $12,896             $13,980                      $13,548                $13,952

May-00                   $12,904             $14,002                      $13,558                $14,010

--------------------------------------------------------------------------------
(4) The chart compares the performance of the Wells Fargo Limited Term Government Income Fund Class A and Institutional Class shares since inception with the Lehman Brothers Intermediate Treasury Bond Index, the former benchmark for this fund, and the Lehman Brothers Intermediate Government/Credit Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(5) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8)  Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

STABLE INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Stable Income Fund (the "Fund") seeks stability of principal while providing low volatility total return.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  John Huber (since 1998)

INCEPTION DATE
  11/11/94

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 4.28%(1) for the 12-month period ended
  May 31, 2000, excluding sales charges. The Fund underperformed its benchmark, the Merrill Lynch Treasury Bill One-Year Index(2), which returned 4.76% during the period. The Fund's Class A shares distributed $0.54 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund performed well over the period despite an interest rate environment that profoundly affected short-term U.S. Treasury bills. The prospect of the U.S. Treasury Department's discontinuation of one-year U.S. Treasury bills only heightened volatility. Yet the Fund's diversified holdings across several sectors, including mortgage- and asset-backed securities plus corporate and taxable municipal bonds, contributed to the Fund's continued success.
   As spreads widened because of the U.S. Treasury Department's buyback program, the Fund added floating, fixed-rate and municipal securities to the portfolio to capture attractive yields. These short-term securities, which have yielded between 7% to 8%, should continue to aid the Fund's performance going forward. At the same time, the Fund increased its exposure to discounted agency paper, which also should help boost returns over the ensuing year.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Going forward, historically wide yield spreads provide a significant advantage for the Fund, and should contribute to the Fund's performance. The Fund will continue to focus on selection of undervalued securities and sectors on a strategically diversified basis while maintaining a controlled duration around its key benchmark, the one-year U.S. Treasury bill. The Fund also expects that long-term interest rates will remain in their recent range until the Federal Reserve Board eases its monetary policy. If this is the case, the environment for fixed-income securities will improve from an interest rate perspective, with spreads narrowing toward their historic norms. This combination of events bodes well for fixed-income investors.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Stable Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Stable Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to May 2, 1996 reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class A sales charges. Performance shown for
Class B shares for periods prior to May 17, 1996 reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 1.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the sales charge for the corresponding period. Institutional Class shares are sold without sales charges.
14

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2000)
--------------------------------------------------------------------------------

                                    Excluding Sales Charge            Including Sales Charge
                           ----------------------------------------  -------------------------
                                                            Since                      Since
                           Year-To-Date*  1-Year  5-Year  Inception  1-Year  5-Year  Inception
CLASS A                           1.97     4.28    5.45       5.73    2.71    5.13       5.44
CLASS B                           1.57     3.40    4.64       4.92    1.91    4.64       4.92
INSTITUTIONAL CLASS               2.07     4.32    5.48       5.76
BENCHMARK
  MERRILL LYNCH TREASURY
    BILL ONE-YEAR INDEX           2.36     4.76    5.52

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF MAY 31, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                          40%
NUMBER OF HOLDINGS                          132
AVERAGE CREDIT QUALITY(4)                    AA
WEIGHTED AVERAGE COUPON                    6.85%
ESTIMATED WEIGHTED AVERAGE
  MATURITY                               2.39 YEARS
ESTIMATED AVERAGE DURATION               1.00 YEAR
NAV (A, B, I)                      $10.15, $10.14, $10.15
DISTRIBUTION RATE(5) (A, B, I)      5.35%, 4.69%, 5.67%
SEC YIELD(6) (A, B, I)              6.28%, 5.62%, 6.63%

  PORTFOLIO ALLOCATION(7)
  (AS OF MAY 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds                     25%

Federal Agencies                    25%

Asset-Backed Securities             21%

Collateralized Mortgage Securities  10%

Municipal Bonds                      8%

Variable/Floating Rate Bonds         8%

Cash Equivalents                     2%

Other                                1%

  GROWTH OF $10,000 INVESTMENT(3)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        WELLS FARGO STABLE                          WELLS FARGO STABLE
          INCOME FUND -     MERRILL LYNCH TREASURY     INCOME FUND -
             CLASS A         BILL ONE-YEAR INDEX    INSTITUTIONAL CLASS

Oct-94              $9,850                 $10,000              $10,000

Nov-94              $9,880                  $9,995              $10,030

Dec-94              $9,919                 $10,029              $10,070

Jan-95              $9,968                 $10,129              $10,120

Feb-95             $10,047                 $10,218              $10,200

Mar-95             $10,126                 $10,277              $10,280

Apr-95             $10,185                 $10,336              $10,340

May-95             $10,293                 $10,428              $10,450

Jun-95             $10,352                 $10,488              $10,510

Jul-95             $10,392                 $10,540              $10,550

Aug-95             $10,451                 $10,590              $10,610

Sep-95             $10,500                 $10,634              $10,660

Oct-95             $10,559                 $10,698              $10,720

Nov-95             $10,638                 $10,762              $10,800

Dec-95             $10,706                 $10,822              $10,869

Jan-96             $10,778                 $10,891              $10,942

Feb-96             $10,778                 $10,904              $10,942

Mar-96             $10,809                 $10,934              $10,974

Apr-96             $10,836                 $10,972              $11,001

May-96             $10,872                 $11,012              $11,038

Jun-96             $10,934                 $11,070              $11,101

Jul-96             $10,991                 $11,112              $11,159

Aug-96             $11,030                 $11,164              $11,198

Sep-96             $11,112                 $11,240              $11,281

Oct-96             $11,196                 $11,323              $11,366

Nov-96             $11,258                 $11,379              $11,430

Dec-96             $11,290                 $11,418              $11,462

Jan-97             $11,334                 $11,474              $11,506

Feb-97             $11,374                 $11,515              $11,547

Mar-97             $11,392                 $11,544              $11,566

Apr-97             $11,491                 $11,613              $11,666

May-97             $11,551                 $11,685              $11,727

Jun-97             $11,614                 $11,754              $11,791

Jul-97             $11,740                 $11,838              $11,919

Aug-97             $11,748                 $11,875              $11,927

Sep-97             $11,839                 $11,938              $12,019

Oct-97             $11,925                 $12,004              $12,107

Nov-97             $11,954                 $12,039              $12,124

Dec-97             $12,020                 $12,096              $12,203

Jan-98             $12,108                 $12,175              $12,293

Feb-98             $12,150                 $12,206              $12,335

Mar-98             $12,187                 $12,269              $12,373

Apr-98             $12,244                 $12,326              $12,431

May-98             $12,288                 $12,376              $12,463

Jun-98             $12,344                 $12,435              $12,533

Jul-98             $12,406                 $12,494              $12,595

Aug-98             $12,508                 $12,595              $12,699

Sep-98             $12,613                 $12,697              $12,805

Oct-98             $12,645                 $12,763              $12,838

Nov-98             $12,667                 $12,764              $12,860

Dec-98             $12,725                 $12,809              $12,907

Jan-99             $12,750                 $12,854              $12,944

Feb-99             $12,749                 $12,861              $12,944

Mar-99             $12,823                 $12,939              $13,019

Apr-99             $12,871                 $12,986              $13,068

May-99             $12,870                 $13,020              $13,079

Jun-99             $12,911                 $13,075              $13,109

Jul-99             $12,956                 $13,129              $13,154

Aug-99             $12,986                 $13,169              $13,184

Sep-99             $13,058                 $13,238              $13,257

Oct-99             $13,080                 $13,270              $13,279

Nov-99             $13,106                 $13,297              $13,307

Dec-99             $13,161                 $13,325              $13,367

Jan-00             $13,154                 $13,360              $13,375

Feb-00             $13,226                 $13,428              $13,437

Mar-00             $13,294                 $13,496              $13,510

Apr-00             $13,346                 $13,562              $13,565

May-00             $13,421                 $13,640              $13,644

--------------------------------------------------------------------------------
(2) The Merrill Lynch Treasury Bill One-Year Index is an unmanaged measure of the performance of the One-Year Treasury bill. Treasury bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The chart compares the performance of the Wells Fargo Stable Income Fund Class A and Institutional Class shares since inception with the Merrill Lynch Treasury Bill One-Year Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 1.50%. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(6) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(7) The Fund invests exclusively in Wells Fargo Core Portfolios. This chart represents the portfolio allocations of the portfolios in which it invests. Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE RATE GOVERNMENT FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Variable Rate Government Fund (the "Fund") seeks a high level of current income, while reducing principal volatility, by investing primarily in adjustable rate mortgage securities.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Paul Single (since 11/90)
  Scott Smith, CFA (since 10/93)

INCEPTION DATE
  11/1/90

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 4.09%(1) for the 11-month period ended May 31, 2000, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers ARMs Index(2), which returned 4.73% for the period. The Fund's Class A shares distributed $0.42 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   During the period, the Federal Reserve Board, prompted by continued domestic growth, tightened monetary policy six times by raising interest rates, for a total rate increase of 175 basis points, or 1.75%. This development, coupled with the U.S. Treasury Department's buyback of long-term debt, triggered an inversion of the yield curve. An inverted yield curve is characterized by shorter-term bonds yielding as much or more than longer-term bonds. Since the coupon rates on adjustable rate mortgages (ARMs) are based on short-term rates, this development helped increase coupon income. The Fund will continue to hold seasoned ARMs which have lower prepayment rates because homeowners who hold these mortgages have had several opportunities to refinance but have not. This strategy will help maintain the income generated by higher-yielding ARMs. Also, it's important to note that the Fund's investment policy prohibits the purchase of derivative securities that other funds within the peer group may hold as investments. This policy is designed to protect investors.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking ahead, the Fund will continue to emphasize "seasoned bonds" which have lower prepayment risk. These loans offer high levels of income and are less sensitive to changes in interest rates.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A shares of the Wells Fargo Variable Rate Government Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Variable Rate Government Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express Variable Rate Government Fund, a predecessor portfolio with the same investment objective and policies as the Fund.
16

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2000)
--------------------------------------------------------------------------------

                                        Excluding Sales Charge                  Including Sales Charge
                           ------------------------------------------------  -----------------------------
                                                                    Since                          Since
                           Year-To-Date*    1-Year      5-Year    Inception   1-Year    5-Year   Inception
CLASS A                           2.14        4.02        4.35        4.40     (0.62)     3.39       3.90
BENCHMARK
  LEHMAN BROTHERS ARMS
    INDEX                         2.13        4.88        6.28

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF MAY 31, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                          36%
NUMBER OF HOLDINGS                           19
WEIGHTED AVERAGE COUPON                    6.80%
ESTIMATED WEIGHTED AVERAGE
  MATURITY                               3.83 YEARS
ESTIMATED AVERAGE DURATION               1.00 YEAR
NAV (A)                                    $8.90
DISTRIBUTION RATE(4) (A)                   5.31%
SEC YIELD(5) (A)                           5.72%

  PORTFOLIO ALLOCATION(6)
  (AS OF MAY 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Federal Agencies  99%

Cash Equivalents   1%

  GROWTH OF $10,000 INVESTMENT(3)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                WELLS FARGO VARIABLE       LEHMAN BROTHERS
           RATE GOVERNMENT FUND - CLASS A    ARMS INDEX
11/1/1990              $9,550                  $10,000

Nov-90                             $9,726          $10,086

Dec-90                             $9,813          $10,197

Jan-91                             $9,929          $10,291

Feb-91                            $10,026          $10,360

Mar-91                            $10,062          $10,432

Apr-91                            $10,112          $10,527

May-91                            $10,224          $10,587

Jun-91                            $10,234          $10,635

Jul-91                            $10,292          $10,719

Aug-91                            $10,370          $10,847

Sep-91                            $10,456          $10,947

Oct-91                            $10,510          $11,057

Nov-91                            $10,573          $11,163

Dec-91                            $10,657          $11,309

Jan-92                            $10,708          $11,381

Feb-92                            $10,747          $11,409

Mar-92                            $10,764          $11,364

Apr-92                            $10,823          $11,487

May-92                            $10,890          $11,590

Jun-92                            $10,955          $11,711

Jul-92                            $11,019          $11,762

Aug-92                            $11,071          $11,862

Sep-92                            $11,099          $11,927

Oct-92                            $11,059          $11,829

Nov-92                            $11,085          $11,846

Dec-92                            $11,108          $11,958

Jan-93                            $11,162          $12,080

Feb-93                            $11,236          $12,186

Mar-93                            $11,288          $12,241

Apr-93                            $11,330          $12,313

May-93                            $11,361          $12,343

Jun-93                            $11,448          $12,472

Jul-93                            $11,514          $12,530

Aug-93                            $11,577          $12,605

Sep-93                            $11,608          $12,607

Oct-93                            $11,615          $12,612

Nov-93                            $11,597          $12,578

Dec-93                            $11,648          $12,673

Jan-94                            $11,712          $12,758

Feb-94                            $11,693          $12,717

Mar-94                            $11,614          $12,616

Apr-94                            $11,547          $12,549

May-94                            $11,456          $12,539

Jun-94                            $11,472          $12,567

Jul-94                            $11,465          $12,644

Aug-94                            $11,496          $12,706

Sep-94                            $11,444          $12,654

Oct-94                            $11,407          $12,643

Nov-94                            $11,263          $12,608

Dec-94                            $11,204          $12,674

Jan-95                            $11,304          $12,884

Feb-95                            $11,407          $13,143

Mar-95                            $11,492          $13,206

Apr-95                            $11,557          $13,346

May-95                            $11,663          $13,562

Jun-95                            $11,687          $13,618

Jul-95                            $11,752          $13,667

Aug-95                            $11,809          $13,676

Sep-95                            $11,853          $13,773

Oct-95                            $11,921          $13,859

Nov-95                            $12,026          $13,977

Dec-95                            $12,066          $14,083

Jan-96                            $12,157          $14,181

Feb-96                            $12,144          $14,213

Mar-96                            $12,118          $14,238

Apr-96                            $12,141          $14,257

May-96                            $12,167          $14,298

Jun-96                            $12,248          $14,400

Jul-96                            $12,277          $14,470

Aug-96                            $12,333          $14,557

Sep-96                            $12,428          $14,669

Oct-96                            $12,476          $14,836

Nov-96                            $12,550          $14,979

Dec-96                            $12,598          $15,027

Jan-97                            $12,658          $15,114

Feb-97                            $12,717          $15,198

Mar-97                            $12,768          $15,227

Apr-97                            $12,869          $15,346

May-97                            $12,945          $15,441

Jun-97                            $13,020          $15,543

Jul-97                            $13,067          $15,677

Aug-97                            $13,066          $15,718

Sep-97                            $13,135          $15,847

Oct-97                            $13,206          $15,951

Nov-97                            $13,221          $15,956

Dec-97                            $13,282          $16,064

Jan-98                            $13,313          $16,172

Feb-98                            $13,353          $16,208

Mar-98                            $13,415          $16,316

Apr-98                            $13,460          $16,386

May-98                            $13,528          $16,465

Jun-98                            $13,570          $16,547

Jul-98                            $13,583          $16,612

Aug-98                            $13,655          $16,698

Sep-98                            $13,697          $16,790

Oct-98                            $13,664          $16,782

Nov-98                            $13,704          $16,872

Dec-98                            $13,758          $16,911

Jan-99                            $13,813          $17,006

Feb-99                            $13,742          $17,081

Mar-99                            $13,853          $17,183

Apr-99                            $13,901          $17,248

May-99                            $13,874          $17,273

Jun-99                            $13,864          $17,298

Jul-99                            $13,856          $17,337

Aug-99                            $13,833          $17,350

Sep-99                            $13,983          $17,512

Oct-99                            $14,025          $17,598

Nov-99                            $14,067          $17,677

Dec-99                            $14,130          $17,739

Jan-00                            $14,199          $17,787

Feb-00                            $14,243          $17,922

Mar-00                            $14,306          $18,031

Apr-00                            $14,384          $18,069

May-00                            $14,433          $18,116

--------------------------------------------------------------------------------
(2) The Lehman Brothers ARMs Index is an unmanaged index composed of agency-guaranteed securities with coupons that periodically adjust based on a spread over a published index. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The chart compares the performance of the Wells Fargo Variable Rate Government Fund Class A shares since inception with the Lehman Brothers ARMs Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(4) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(5) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(6)  Portfolio holdings are subject to change.

INCOME FUNDS                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
FOREIGN BONDS - 5.23%(a)
   250,000  KAPPA BEHEER BV (EURO)[::]          10.87%       07/15/09     $   148,749
$  100,000  PROVINCE OF QUEBEC                   8.80        04/15/03         103,375
   130,000  REPUBLIC OF ARGENTINA               11.00        10/09/06         117,325
   340,000  REPUBLIC OF POLAND                   7.13        07/01/04         327,250
   130,000  UNITED MEXICAN STATES                8.63        03/12/08         119,600

                                                                              816,299
TOTAL FOREIGN BONDS (COST $873,528)
                                                                          -----------
CORPORATE BONDS & NOTES - 62.01%
AEROSPACE - 1.50%
   150,000  LOCKHEED MARTIN CORPORATION          8.50        12/01/29         146,250
   100,000  RAYTHEON COMPANY                     6.55        03/15/10          86,875

                                                                              233,125
                                                                          -----------
BANK & FINANCE - 8.26%
   150,000  AMBAC INCORPORATED                   9.38        08/01/11         161,625
   100,000  ASSOCIATES CORPORATION NA            6.73        09/30/02          98,125
   300,000  CITICORP CAPITAL II                  8.02        02/15/27         267,375
   200,000  CONSECO INCORPORATED(::)             9.00        10/15/06         135,000
   481,000  HOMESIDE INTERNATIONAL
            INCORPORATED SERIES B               11.25        05/15/03         520,683
   100,000  SEARS DISCOVER CREDIT
            CORPORATION SERIES II                9.14        03/13/12         104,625

                                                                            1,287,433
                                                                          -----------
BUSINESS SERVICES - 0.93%
   150,000  CENDANT CORPORATION                  7.75        12/01/03         144,188
                                                                          -----------
COMMERCIAL SERVICES - 1.95%
   200,000  CSC HOLDINGS INCORPORATED            9.88        05/15/06         198,500
   100,000  CSC HOLDINGS INCORPORATED           10.50        05/15/16         106,000

                                                                              304,500
                                                                          -----------
ENERGY & RELATED - 0.80%
    25,000  GULF CANADA RESOURCE                 9.25        01/15/04          25,063
    25,000  OCEAN ENERGY INCORPORATED            8.88        07/15/07          24,219
    25,000  PIONEER NATURAL RESOURCES            9.63        04/01/10          25,375
    25,000  SNYDER OIL CORPORATION               8.75        06/15/07          24,906
    25,000  VINTAGE PETROLEUM INCORPORATED       9.00        12/15/05          24,375

                                                                              123,938
                                                                          -----------
ENTERTAINMENT & LEISURE - 1.48%
   125,000  PARK PLACE ENTERTAINMENT++           9.38        02/15/07         121,250
   125,000  SUN INTERNATIONAL HOTELS             9.00        03/15/07         110,000

                                                                              231,250
                                                                          -----------
FOOD & RELATED - 4.75%
   125,000  CANANDAIGUA BRANDS                   8.63        08/01/06         121,406
   200,000  MARSH SUPERMARKET INCORPORATED       8.88        08/01/07         185,500
   500,000  PEPSI BOTTLING GROUP                 7.00        03/01/29         433,750

                                                                              740,656
                                                                          -----------

PORTFOLIO OF INVESTMENTS -- MAY 31, 2000                            INCOME FUNDS
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
HEALTHCARE - 1.16%
$  200,000  TENET HEALTHCARE CORPORATION         8.13%       12/01/08     $   181,000
                                                                          -----------
INDUSTRIALS - 8.31%
   250,000  APPLIED POWER INCORPORATED           8.75        04/01/09         257,188
   125,000  CB BUS AB                           11.00        02/15/10         120,560
   300,000  DAIMLERCHRYSLER AG                   7.45        02/01/97         268,500
   100,000  GENERAL MOTORS                       6.13        01/22/08          89,625
   100,000  IBM CORPORATION                      8.38        11/01/19         106,875
   125,000  LEAR CORPORATION                     8.25        02/01/02         122,344
   125,000  PLAYTEX PRODUCTS INCORPORATED        8.88        07/15/04         119,844
   250,000  REPUBLIC SERVICES INCORPORATED       7.13        05/15/09         211,250

                                                                            1,296,186
                                                                          -----------
INSURANCE CARRIERS - 1.07%
   400,000  FREMONT GENERAL CORPORATION          7.88        03/17/09         167,000
                                                                          -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT -
1.81%
   300,000  ENSERCH CORPORATION                  6.56        07/01/05         282,750
                                                                          -----------
MEDIA - 2.83%
   250,000  NEWS AMERICA HOLDINGS
            INCORPORATED                         9.25        02/01/13         254,062
   200,000  NEWS AMERICA HOLDINGS
            INCORPORATED                         6.70        05/21/04         187,250

                                                                              441,312
                                                                          -----------
PRIMARY METAL INDUSTRIES - 4.64%
   400,000  KINDER MORGAN INCORPORATED           6.80        03/01/08         370,500
   400,000  TRANS-CANADA PIPELINES               6.49        01/21/09         352,500

                                                                              723,000
                                                                          -----------
REAL ESTATE - 2.41%
   100,000  D.R. HORTON INCORPORATED            10.00        04/15/06          96,750
   300,000  ERP OPERATING LP                     6.63        04/13/05         279,375

                                                                              376,125
                                                                          -----------
REAL ESTATE INVESTMENT TRUSTS - 6.14%
   490,000  CAMDEN PROPERTY TRUST                6.63        02/15/01         485,712
   500,000  MACK-CALI REALTY LP                  7.00        03/15/04         472,500

                                                                              958,212
                                                                          -----------
RETAIL & RELATED - 7.66%
   100,000  DAYTON HUDSON CORPORATION            7.25        09/01/04          98,125
   200,000  FRONTIERVISION LP CAPITAL           11.00        10/15/06         198,500
   200,000  JONES APPAREL GROUP                  7.88        06/15/06         191,500
   250,000  KMART CORPORATION                    8.25        01/01/22         210,313
   500,000  SAKS INCORPORATED                    7.00        07/15/04         433,750
   250,000  VISTA EYECARE INCORPORATED          12.75{/\}    10/15/05          62,500

                                                                            1,194,688
                                                                          -----------

INCOME FUNDS                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
TELECOMMUNICATIONS - 4.57%
$  100,000  ADELPHIA COMMUNICATIONS              8.88%       01/15/07     $    89,250
   100,000  ADELPHIA COMMUNICATIONS SERIES
            B                                    9.88        03/01/07          94,000
   400,000  TCI COMMUNICATIONS
            INCORPORATED                         7.88        02/15/26         379,500
   150,000  WORLDCOM INCORPORATED                8.00        05/15/06         150,000

                                                                              712,750
                                                                          -----------
TRANSPORTATION - 1.74%
   300,000  UNION PACIFIC CORPORATION            6.63        02/01/08         271,500
                                                                          -----------

                                                                            9,669,613
TOTAL CORPORATE BONDS & NOTES (COST
$11,036,599)
                                                                          -----------
U.S. GOVERNMENT AGENCY SECURITIES - 9.69%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.69%
 1,147,865  FNMA # 513615                        7.50        09/01/29       1,114,496
   407,737  FNMA # 525817                        7.50        04/01/30         396,176

                                                                            1,510,672
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $1,543,851)
                                                                          -----------
U.S. TREASURY SECURITIES - 19.77%
U.S. TREASURY BONDS - 16.62%
 1,300,000  U.S. TREASURY BONDS(::)             10.75        08/15/05       1,529,619
   700,000  U.S. TREASURY BONDS(::)              5.25        02/15/29         609,133
   455,000  U.S. TREASURY BONDS(::)              6.13        08/15/29         453,125

                                                                            2,591,877
                                                                          -----------
U.S. TREASURY NOTES - 3.15%
   300,000  U.S. TREASURY NOTES                  6.25        02/01/08         296,940
    50,000  U.S. TREASURY NOTES                  5.75        08/15/03          48,658
   150,000  U.S. TREASURY NOTES(::)              5.88        02/15/04         146,266

                                                                              491,864
                                                                          -----------

                                                                            3,083,741
TOTAL U.S. TREASURY SECURITIES (COST
$3,049,702)
                                                                          -----------
SHORT-TERM INSTRUMENTS - 2.32%
   362,000  GOLDMAN SACHS POOLED
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES (COST
            $362,000)                            6.36        06/01/00         362,000
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $16,865,680)*                         99.02% $15,442,325
OTHER ASSETS AND LIABILITIES, NET            0.98      152,931
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $15,595,256
                                          -------  -----------

(A) FOREIGN BOND PRINCIPAL IS DENOMINATED IN U.S. DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.
[::] ZERO COUPON RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS DETERMINED AT
     DATE OF PURCHASE.
(::) ALL OR PART OF THIS SECURITY IS ON LOAN.
 ++ REPRESENTS SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY ONLY BE SOLD TO OTHER QUALIFIED INSTITUTIONAL BUYERS AND ARE CONSIDERED LIQUID BY THE ADVISER PURSUANT TO GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
{/\} THIS SECURITY IS CURRENTLY IN DEFAULT WITH RESPECT TO ITS INTEREST PAYMENT.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



      GROSS UNREALIZED APPRECIATION                       $   52,840
      GROSS UNREALIZED DEPRECIATION                       (1,476,195)
                                                          ----------
      NET UNREALIZED DEPRECIATION                         $(1,423,355)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2000                            INCOME FUNDS
--------------------------------------------------------------------------------

   DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                          VALUE
   N/A      WELLS FARGO MANAGED FIXED INCOME
            PORTFOLIO                                  $ 95,161,996
   N/A      WELLS FARGO POSITIVE RETURN BOND
            PORTFOLIO                                    63,582,418
   N/A      WELLS FARGO STRATEGIC VALUE BOND
            PORTFOLIO                                    31,772,300

                                                        190,516,714
TOTAL INVESTMENTS IN CORE PORTFOLIOS (100.12%) (COST
$194,858,119)
                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $194,858,119)                        100.12%  $190,516,714
OTHER ASSETS AND LIABILITIES, NET           (0.12)      (233,842)
                                          -------   ------------
TOTAL NET ASSETS                           100.00%  $190,282,872
                                          -------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
ASSET BACKED SECURITIES - 3.62%
$ 5,000,000  DISCOVER CARD MASTER TRUST I+        6.64%       09/16/05     $  5,002,500
    924,738  FIRST USA CONSUMER TRUST CLASS
             A                                    6.50        09/15/02          921,849
  7,000,000  GREEN TREE FINANCIAL
             CORPORATION SERIES 1997-6 A7         7.14        01/15/29        6,688,010
    319,637  SEQUOIA MORTGAGE TRUST SERIES
             2 CLASS A1+                          6.15        10/25/24          319,937
  1,355,000  VAN KAMPEN CLO-I+                    6.57        10/08/07        1,361,688

                                                                             14,293,984
TOTAL ASSET BACKED SECURITIES (COST
$14,639,023)
                                                                           ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.14%
    553,826  SACO I INCORPORATED SERIES
             1997-2+                              7.00        08/25/36          548,548
                                                                           ------------

                                                                                548,548
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $568,383)
                                                                           ------------
CORPORATE BONDS & NOTES - 44.09%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.10%
    541,000  TOMMY HILFIGER                       6.50        06/01/03          408,455
                                                                           ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.13%
    774,000  PEP BOYS                             6.71        11/03/04          494,393
                                                                           ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.24%
  5,000,000  HERTZ CORPORATION                    7.63        08/15/07        4,893,750
                                                                           ------------
BUSINESS SERVICES - 2.63%
  5,000,000  FIRST DATA CORPORATION               6.38        12/15/07        4,631,250
  5,968,000  ORACLE CORPORATION                   6.72        02/15/04        5,759,120

                                                                             10,390,370
                                                                           ------------
CHEMICALS & ALLIED PRODUCTS - 4.17%
  5,000,000  E. I. DU PONT DE NEMOURS &
             COMPANY                              6.88        10/15/09        4,737,500
  1,000,000  IMC GLOBAL INCORPORATED              7.63        11/01/05          968,750
  6,800,000  MERCK & COMPANY
             INCORPORATED(::)                     6.40        03/01/28        5,941,500
  5,000,000  PROCTER & GAMBLE COMPANY(::)         6.60        12/15/04        4,843,750

                                                                             16,491,500
                                                                           ------------
COMMUNICATIONS - 3.56%
  3,000,000  AT&T CAPITAL CORPORATION             6.75        12/01/00        2,992,500
  4,500,000  LCI INTERNATIONAL INCORPORATED       7.25        06/15/07        4,196,250
  2,000,000  QWEST COMMUNICATIONS
             INTERNATIONAL INCORPORATED           7.50        11/01/08        1,882,500
  5,000,000  WORLDCOM INCORPORATED                8.00        05/15/06        5,000,000

                                                                             14,071,250
                                                                           ------------
DEPOSITORY INSTITUTIONS - 5.67%
  3,500,000  BANK UNITED CORPORATION              8.00        03/15/09        3,040,625
  4,500,000  BANKBOSTON CORPORATION               6.88        07/15/03        4,365,000
  3,000,000  BANKERS TRUST NEW YORK
             COMPANY(::)                          7.38        05/01/08        2,835,000
    194,000  GOLDEN STATE HOLDINGS                7.13        08/01/05          169,265
  5,000,000  KEY BANK NA(::)                      6.50        04/15/08        4,506,250
    250,000  MIDLAND BANK PLC                     6.95        03/15/11          225,313
  5,000,000  NATIONSBANK CORPORATION              7.80        09/15/16        4,756,250

PORTFOLIO OF INVESTMENTS -- MAY 31, 2000                            INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
DEPOSITORY INSTITUTIONS (continued)
$ 2,500,000  SOCIETY CORPORATION                  8.13%       06/15/02     $  2,512,500

                                                                             22,410,203
                                                                           ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.41%
    147,000  NIAGARA MOHAWK POWER                 7.38        07/01/03          143,692
    725,000  TEXAS UTILITIES COMPANY              6.20        10/01/02          703,250
    774,000  WILLIAMS COMPANIES
             INCORPORATED                         6.13        02/15/02          749,813

                                                                              1,596,755
                                                                           ------------
ENERGY - 0.80%
  3,300,000  MIDAMERICAN ENERGY HOLDINGS          6.96        09/15/03        3,159,750
                                                                           ------------
FOOD & KINDRED PRODUCTS - 1.55%
  4,000,000  ANHEUSER BUSCH COMPANIES             9.00        12/01/09        4,330,000
  1,500,000  FLOWERS INDUSTRIES
             INCORPORATED                         7.15        04/15/28        1,042,500
    774,000  WHITMAN CORPORATION                  7.29        09/15/26          760,455

                                                                              6,132,955
                                                                           ------------
FOREIGN DEPOSITORY INSTITUTIONS - 0.72%
  3,000,000  KOREA DEVELOPMENT BANK               7.13        04/22/04        2,857,500
                                                                           ------------
GENERAL MERCHANDISE STORES - 2.24%
  5,000,000  SAKS INCORPORATED                    7.50        12/01/10        3,868,750
  5,000,000  TARGET CORPORATION                   7.50        02/15/05        4,981,250

                                                                              8,850,000
                                                                           ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.59%
  6,861,000  DELL COMPUTER CORPORATION            7.10        04/15/28        5,969,070
  4,000,000  IBM CORPORATION                      8.38        11/01/19        4,275,000

                                                                             10,244,070
                                                                           ------------
INDUSTRIAL SERVICES - 0.64%
  3,000,000  GRUMA SA DE CV (A)                   7.63        10/15/07        2,520,000
                                                                           ------------
INSURANCE CARRIERS - 2.65%
  8,000,000  AMBAC INCORPORATED(::)               9.38        08/01/11        8,620,000
    968,000  RELIASTAR FINANCIAL
             CORPORATION                          7.13        03/01/03          945,010
    968,000  TERRA NOVA HOLDINGS (U.K.) (A)       7.20        08/15/07          915,970

                                                                             10,480,980
                                                                           ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.10%
    387,000  MALLINCKRODT INCORPORATED            6.30        03/15/01          380,227
                                                                           ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 3.85%
  4,500,000  DRESDNER FUNDING TRUST I             8.15        06/30/31        3,768,750
  6,000,000  GENERAL ELECTRIC CAPITAL
             CORPORATION(::)                      8.70        02/15/03        6,172,500
  5,000,000  GENERAL ELECTRIC CAPITAL
             CORPORATION(::)                      8.63        06/15/08        5,281,250

                                                                             15,222,500
                                                                           ------------

INCOME FUNDS                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
PRIMARY METAL INDUSTRIES - 0.90%
$   194,000  CSC HOLDINGS INCORPORATED            7.25%       07/15/08     $    173,872
  4,000,000  CSC HOLDINGS INCORPORATED            7.63        07/15/18        3,370,000

                                                                              3,543,872
                                                                           ------------
REAL ESTATE - 1.14%
  4,500,000  ROUSE COMPANY                        8.50        01/15/03        4,505,625
                                                                           ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.76%
  1,161,000  CHARLES SCHWAB CORPORATION           6.88        09/02/03        1,130,524
  5,000,000  GOLDMAN SACHS GROUP
             INCORPORATED(::)                     7.50        01/28/05        4,893,750
  5,000,000  LEHMAN BROTHERS HOLDINGS
             INCORPORATED                         8.50        08/01/15        4,893,750

                                                                             10,918,024
                                                                           ------------
TECHNOLOGY - 0.42%
  1,819,000  MASSACHUSETTS INSTITUTE OF
             TECHNOLOGY                           7.25        11/02/96        1,673,480
                                                                           ------------
TRANSPORTATION BY AIR - 1.55%
  5,000,000  DELTA AIRLINES INCORPORATED          8.30        12/15/29        4,225,000
    736,296  FEDERAL EXPRESS SERIES 97-B          7.52        01/15/18          703,678
  1,200,000  SOUTHWEST AIRLINES COMPANY           7.88        09/01/07        1,195,500

                                                                              6,124,178
                                                                           ------------
TRANSPORTATION EQUIPMENT - 2.85%
 10,000,000  DAIMLERCHRYSLER                      7.40        01/20/05        9,825,000
  2,000,000  FEDERAL-MOGUL CORPORATION(::)        7.75        07/01/06        1,440,000

                                                                             11,265,000
                                                                           ------------
UTILITY-ELECTRIC - 0.09%
    387,000  CALENERGY COMPANY INCORPORATED       7.23        09/15/05          365,231
                                                                           ------------
WATER TRANSPORTATION - 0.28%
  1,161,000  ROYAL CARIBBEAN CRUISES              7.13        09/18/02        1,111,658
                                                                           ------------
WHOLESALE TRADE - NONDURABLE GOODS - 1.05%
  4,500,000  STAPLES INCORPORATED                 7.13        08/15/07        4,151,250
                                                                           ------------

                                                                            174,262,976
TOTAL CORPORATE BONDS & NOTES (COST
$190,840,483)
                                                                           ------------
MUNICIPAL BONDS - 0.38%
    774,000  HUDSON COUNTY NJ IMPORT
             AUTHORITY FACILITIES LEASING
             RV FSA INSURED                       7.40        12/01/25          718,767
    778,000  WESTERN MINNESOTA POWER AGENCY
             RV SERIES A AMBAC INSURED            6.33        01/01/02          765,599

                                                                              1,484,366
TOTAL MUNICIPAL BONDS (COST $1,606,060)
                                                                           ------------
U.S. GOVERNMENT AGENCY SECURITIES - 14.50%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.42%
  4,956,608  FHLMC # C00920+                      7.00        02/01/30        4,710,314
    968,000  FHLMC SERIES T-20 CLASS A6           7.49        09/25/29          941,631

                                                                              5,651,945
                                                                           ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.45%
  4,500,000  FNMA(::)                             7.13        02/15/05        4,451,265

PORTFOLIO OF INVESTMENTS -- MAY 31, 2000                            INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$ 4,740,000  FNMA(::)                             6.25%       05/15/29     $  4,117,875
  4,855,669  FNMA                                 7.50        09/01/29        4,714,515
  3,000,000  FNMA(::)                             7.13        01/15/30        2,915,430
  6,592,565  FNMA #253008                         8.00        11/01/29        6,536,923
      1,388  FNMA #303414                         6.50        07/01/02            1,326
    665,036  FNMA #408118                         6.50        01/01/28          615,158
    861,117  FNMA #415414                         6.50        02/01/28          796,533
  4,594,168  FNMA #492910+                        7.50        01/01/29        4,460,616
  4,839,895  FNMA #520842                         8.00        11/01/29        4,799,046

                                                                             33,408,687
                                                                           ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.63%
  4,971,306  GNMA(::)                             7.50        01/15/29        4,881,176
  4,895,448  GNMA #2824+(::)                      7.00        10/20/29        4,676,670
  1,153,540  GNMA #473918+                        7.00        04/15/28        1,107,030
  4,572,689  GNMA # 491192(::)                    7.00        02/15/29        4,388,319
  3,360,937  GNMA #780626(::)                     7.00        08/15/27        3,227,541

                                                                             18,280,736
                                                                           ------------

                                                                             57,341,368
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $59,737,405)
                                                                           ------------
U.S. TREASURY SECURITIES - 35.11%
U.S. TREASURY BONDS - 25.91%
  6,500,000  U.S. TREASURY BONDS(::)             10.75        05/15/03        7,183,085
  4,000,000  U.S. TREASURY BONDS(::)             11.88        11/15/03        4,623,400
 13,500,000  U.S. TREASURY BONDS(::)             10.75        08/15/05       15,884,505
  5,000,000  U.S. TREASURY BONDS                  6.50        02/15/10        5,071,650
  7,000,000  U.S. TREASURY BONDS(::)             11.25        02/15/15       10,121,090
  1,000,000  U.S. TREASURY BONDS                 10.63        08/15/15        1,397,480
 14,500,000  U.S. TREASURY BONDS(::)              8.88        08/15/17       18,128,625
  9,000,000  U.S. TREASURY BONDS(::)              8.13        08/15/19       10,661,760
  5,000,000  U.S. TREASURY BONDS(::)              7.88        02/15/21        5,835,750
  6,500,000  U.S. TREASURY BONDS(::)              8.13        08/15/21        7,786,220
 10,000,000  U.S. TREASURY BONDS(::)              7.50        11/15/24       11,411,500
  2,000,000  U.S. TREASURY BONDS                  7.63        02/15/25        2,314,300
  2,000,000  U.S. TREASURY BONDS(::)              6.13        08/15/29        1,991,760

                                                                            102,411,125
                                                                           ------------
U.S. TREASURY NOTES - 9.20%
  2,000,000  U.S. TREASURY NOTES(::)              6.38        03/31/01        1,993,800
  2,000,000  U.S. TREASURY NOTES(::)              7.88        08/15/01        2,024,860
 17,500,000  U.S. TREASURY NOTES(::)              7.50        05/15/02       17,730,825
 11,000,000  U.S. TREASURY NOTES(::)              9.88        11/15/15       14,617,350

                                                                             36,366,835
                                                                           ------------

                                                                            138,777,960
TOTAL U.S. TREASURY SECURITIES (COST
$141,511,172)
                                                                           ------------

INCOME FUNDS                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                  INTEREST RATE     VALUE
SHORT-TERM INSTRUMENTS - 0.67%
  2,638,229  WELLS FARGO CASH INVESTMENT
             FUND +X+ (COST $2,638,229)                                    $  2,638,229
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $411,540,755)*                        98.51% $389,347,431
OTHER ASSETS AND LIABILITIES, NET            1.49     5,876,573
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $395,224,004
                                          -------  ------------

  +  VARIABLE RATE SECURITIES.
(::) ALL OR PART OF THIS SECURITY IS ON LOAN.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $411,959,431 AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $    489,595
GROSS UNREALIZED DEPRECIATION                        (23,101,595)
                                                    ------------
NET UNREALIZED DEPRECIATION                         $(22,612,000)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2000                            INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                          VALUE
COMMON STOCKS - 0.58%
REAL ESTATE INVESTMENT TRUSTS - 0.58%
     8,500  HEALTH CARE PROPERTY INVESTORS
            INCORPORATED (COST $261,991)                        $   226,844
                                                                -----------

PRINCIPAL                                   INTEREST RATE  MATURITY DATE
FOREIGN BONDS - 11.77%(A)
   500,000  AMERICAN STANDARD INCORPORATED
            (EURO)                               7.13%         06/01/06       460,238
   236,000  AUSTRALIAN GOVERNMENT
            (AUSTRALIAN DOLLAR)                  9.50          08/15/03       147,324
   294,000  BUNDESREPUBLIK DEUTSCHLAND
            (EURO)                               7.38          01/03/05       296,242
   269,000  BUONI POLIENNALI DEL TES
            (EURO)                               9.50          02/01/06       298,044
   293,000  CANADA-GOVERNMENT (CANADIAN
            DOLLAR)                              8.75          12/01/05       218,185
   125,000  CB BUS AB (EURO)                    11.00          02/15/10       120,560
   264,000  GOVERNMENT OF FRANCE (EURO)          8.50          10/25/08       296,251
   500,000  KAPPA BEHEER BV (EURO)[::]          10.87          07/15/09       297,499
 1,151,000  KINGDOM OF DENMARK (DANISH
            KRONE)                               8.00          03/15/06       158,427
   465,000  REPUBLIC OF ARGENTINA(::)           11.00          10/09/06       419,663
   475,000  REPUBLIC OF BRAZIL(::)              11.63          04/15/04       469,062
   440,000  REPUBLIC OF PHILIPPINES              8.88          04/15/08       387,200
   170,000  REPUBLIC OF POLAND                   7.13          07/01/04       163,625
   230,000  REPUBLIC OF TURKEY                  11.88          11/05/04       234,025
 1,100,000  SWEDISH GOVERNMENT (SWEDISH
            KRONA)                               6.00          02/09/05       125,572
   133,000  UNITED KINGDOM - TREASURY
            (BRITISH POUND)                      7.75          09/08/06       220,365
   335,000  UNITED MEXICAN STATES                8.63          03/12/08       308,200

                                                                            4,620,482
TOTAL FOREIGN BONDS (COST $4,777,180)
                                                                          -----------
CORPORATE BONDS & NOTES - 41.97%
BANK & FINANCE - 4.95%
   500,000  AMERICAN GENERAL FINANCE
            CORPORATION                          8.13          08/15/09       495,000
   225,000  CONSECO INCORPORATED(::)             9.00          10/15/06       151,875
   500,000  FREMONT GENERAL CORPORATION          7.88          03/17/09       208,750
   500,000  HOMESIDE INTERNATIONAL
            INCORPORATED                        11.25          05/15/03       541,250
   300,000  NAVISTAR FINANCIAL CORPORATION       9.00          06/01/02       298,125
   250,000  TEMBEC FINANCE CORPORATION           9.88          09/30/05       250,625

                                                                            1,945,625
                                                                          -----------
BUSINESS SERVICES - 5.95%
   225,000  CENDANT CORPORATION                  7.75          12/01/03       216,281
   500,000  CSC HOLDINGS INCORPORATED            9.88          02/15/13       498,125
   500,000  CSC HOLDINGS INCORPORATED           10.50          05/15/16       530,000
 1,204,872  FEDERAL EXPRESS CORPORATION
            SERIES 981B                          6.84          01/15/19     1,090,277

                                                                            2,334,683
                                                                          -----------
COMMERCIAL SERVICES - 0.61%
   250,000  KAUFMAN & BROAD HOME
            CORPORATION                          9.63          11/15/06       238,125
                                                                          -----------
ELECTRIC, GAS & SANITARY SERVICES - 1.00%
   500,000  ALLIED WASTE NORTH AMERICA(::)      10.00          08/01/09       395,000
                                                                          -----------

INCOME FUNDS                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
ENERGY & RELATED - 1.96%
$  150,000  GULF CANADA RESOURCE                 9.25%         01/15/04   $   150,375
   150,000  OCEAN ENERGY INCORPORATED            8.88          07/15/07       145,312
   150,000  PIONEER NATURAL RESOURCES            9.63          04/01/10       152,250
   175,000  SNYDER OIL CORPORATION               8.75          06/15/07       174,344
   150,000  VINTAGE PETROLEUM INCORPORATED       9.00          12/15/05       146,250

                                                                              768,531
                                                                          -----------
ENTERTAINMENT & LEISURE - 2.95%
   250,000  CINEMARK USA INCORPORATED            9.63          08/01/08       140,000
   250,000  PARK PLACE ENTERTAINMENT ++          9.38          02/15/07       242,500
   250,000  REGAL CINEMAS INCORPORATED           9.50          06/01/08       101,250
   250,000  STATION CASINOS                      8.88          12/01/08       234,375
   500,000  SUN INTERNATIONAL HOTELS
            LIMITED                              9.00          03/15/07       440,000

                                                                            1,158,125
                                                                          -----------
FOOD & RELATED - 3.41%
   250,000  CANANDAIGUA BRANDS                   8.63          08/01/06       242,812
   500,000  CHIQUITA BRANDS INTERNATIONAL
            INCORPORATED                        10.25          11/01/06       402,500
   750,000  MARSH SUPERMARKET INCORPORATED       8.88          08/01/07       695,625

                                                                            1,340,937
                                                                          -----------
HEALTHCARE - 0.58%
   250,000  TENET HEALTHCARE CORPORATION         8.13          12/01/08       226,250
                                                                          -----------
INDUSTRIALS - 4.30%
   500,000  APPLIED POWER INCORPORATED           8.75          04/01/09       514,374
   250,000  ICN PHARMACEUTICALS
            INCORPORATED                         9.25          08/15/05       243,125
   250,000  LEAR CORPORATION                     8.25          02/01/02       244,688
   250,000  PLAYTEX PRODUCTS INCORPORATED        8.88          07/15/04       239,688
   250,000  RUSSEL METALS INCORPORATED          10.00          06/01/09       245,000
   250,000  TM GROUP HOLDINGS                   11.00          05/15/08       200,000

                                                                            1,686,875
                                                                          -----------
MEDIA - 0.52%
   225,000  NEWS AMERICA HOLDINGS
            INCORPORATED                         8.00          10/17/16       203,344
                                                                          -----------
PUBLISHING - 1.17%
   250,000  GARDEN STATE NEWSPAPERS              8.63          07/01/11       216,250
   250,000  HOLLINGER INTERNATIONAL
            PUBLISHING INCORPORATED              9.25          03/15/07       245,000

                                                                              461,250
                                                                          -----------
REAL ESTATE - 0.62%
   250,000  D.R. HORTON INCORPORATED            10.00          04/15/06       241,875
                                                                          -----------
RETAIL & RELATED - 7.35%
   250,000  AMES DEPARTMENT STORES
            INCORPORATED                        10.00          04/15/06       195,000
   250,000  FRONTIERVISION OPERATING
            PARTNERS                            11.00          10/15/06       248,125
   125,000  HOME INTERIORS & GIFTS              10.13          06/01/08        75,000
   200,000  JONES APPAREL GROUP                  7.88          06/15/06       191,500

PORTFOLIO OF INVESTMENTS -- MAY 31, 2000                            INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
RETAIL & RELATED (continued)
$1,000,000  K-MART CORPORATION                   8.25%         01/01/22   $   841,250
 1,000,000  SAKS INCORPORATED                    7.00          07/15/04       867,500
   250,000  SIMMONS COMPANY(::)                 10.25          03/15/09       220,000
 1,000,000  VISTA EYECARE INCORPORATED          12.75{/\}      10/15/05       250,000

                                                                            2,888,375
                                                                          -----------
TELECOMMUNICATIONS - 4.84%
   500,000  ADELPHIA COMMUNICATIONS
            CORPORATION SERIES B                10.50          07/15/04       495,000
   500,000  ADELPHIA COMMUNICATIONS
            CORPORATION SERIES B                 9.88          03/01/07       470,000
   500,000  CHARTER COMMUNICATIONS
            HOLDINGS LLC(::)                     8.63          04/01/09       417,500
   500,000  TCI COMMUNICATIONS
            INCORPORATED                         8.75          08/01/15       516,250

                                                                            1,898,750
                                                                          -----------
TRANSPORTATION - 1.76%
 1,000,000  BUDGET GROUP INCORPORATED            9.13          04/01/06       690,000
                                                                          -----------

                                                                           16,477,745
TOTAL CORPORATE BONDS & NOTES (COST
$19,936,089)
                                                                          -----------
U.S. GOVERNMENT AGENCY SECURITIES - 13.59%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.59%
 1,041,367  FNMA # 411023                        6.50          03/01/13       988,643
   318,709  FNMA # 512386                        7.00          09/01/29       302,375
   330,434  FNMA # 512387                        7.00          09/01/29       313,499
 2,011,217  FNMA # 513615                        7.50          09/01/29     1,952,750
   331,735  FNMA # 514262                        7.00          09/01/29       314,733
 1,477,467  FNMA # 533381                        8.00          03/01/30     1,464,997

                                                                            5,336,997
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $5,505,345)
                                                                          -----------
U.S. TREASURY SECURITIES - 26.05%
U.S. TREASURY BONDS - 22.83%
 5,000,000  U.S. TREASURY BONDS(::)             10.75          08/15/05     5,883,150
   225,000  U.S. TREASURY BONDS(::)              6.50          02/15/10       228,224
 3,275,000  U.S. TREASURY BONDS(::)              5.25          02/15/29     2,849,872

                                                                            8,961,246
                                                                          -----------
U.S. TREASURY NOTES - 3.22%
   800,000  U.S. TREASURY NOTES(::)              5.88          02/15/04       780,088
   500,000  U.S. TREASURY NOTES                  5.88          11/15/04       485,680

                                                                            1,265,768
                                                                          -----------

                                                                           10,227,014
TOTAL U.S. TREASURY SECURITIES (COST
$10,196,072)
                                                                          -----------
SHORT-TERM INSTRUMENTS - 4.04%
   829,000  GOLDMAN SACHS POOLED
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                6.36          06/01/00       829,000

INCOME FUNDS                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INSTRUMENTS (continued)
$  755,000  JP MORGAN SECURITIES POOLED
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                6.34%         06/01/00   $   755,000

                                                                            1,584,000
TOTAL SHORT-TERM INSTRUMENTS (COST
$1,584,000)
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $42,260,677)*                         98.00% $38,473,082
OTHER ASSETS AND LIABILITIES, NET            2.00      784,727
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $39,257,809
                                          -------  -----------

(A) FOREIGN BOND PRINCIPAL IS DENOMINATED IN U.S. DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.
[::] ZERO COUPON RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS DETERMINED AT
     DATE OF PURCHASE.
(::) ALL OR PART OF THIS SECURITY IS ON LOAN.
 ++ REPRESENTS SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY ONLY BE SOLD TO OTHER QUALIFIED INSTITUTIONAL BUYERS AND ARE CONSIDERED LIQUID BY THE ADVISER PURSUANT TO GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
{/\} THIS SECURITY IS CURRENTLY IN DEFAULT WITH RESPECT TO ITS INTEREST PAYMENT.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $42,259,099 AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $   131,738
GROSS UNREALIZED DEPRECIATION                        (3,917,755)
                                                    -----------
NET UNREALIZED DEPRECIATION                         $(3,786,017)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2000                            INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 40.01%
FEDERAL HOME LOAN BANK - 3.58%
$ 10,000,000  FHLB[::]                             6.48%       02/01/01     $  9,543,300
   7,000,000  FHLB(::)                             5.13        02/26/02        6,763,750
   7,000,000  FHLB                                 6.43        12/12/11        6,404,580

                                                                              22,711,630
                                                                            ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.71%
  10,000,000  FHLMC(::)                            7.00        02/15/03        9,912,500
  20,000,000  FHLMC                                6.88        01/15/05       19,594,000
   4,000,000  FHLMC                                8.06        01/27/05        4,102,960
   5,000,000  FHLMC                                7.10        04/10/07        4,891,750
  25,545,710  FHLMC #C00874                        7.00        10/01/29       24,276,343
   4,956,608  FHLMC #C00920                        7.00        02/01/30        4,710,313
   9,465,019  FHLMC #C22339                        6.50        02/01/29        8,775,776
   9,867,479  FHLMC #C31808                        7.50        10/01/29        9,605,300
   1,131,183  FHLMC #G00683                        8.50        12/01/25        1,145,674

                                                                              87,014,616
                                                                            ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.47%
  10,000,000  FNMA                                 6.63        01/15/02        9,909,500
   4,000,000  FNMA                                 5.88        04/23/04        3,785,600
   8,500,000  FNMA(::)                             7.13        02/15/05        8,407,945
  10,196,906  FNMA                                 7.50        09/01/29        9,900,482
   6,015,102  FNMA #251615                         7.50        04/01/28        5,840,243
   6,846,469  FNMA #253057                         8.00        12/01/29        6,788,685
   2,939,439  FNMA #417768                         6.50        03/01/28        2,718,981
   5,435,414  FNMA #424815                         6.50        04/01/28        5,027,758
   3,526,351  FNMA #426032                         7.50        06/01/28        3,423,840
   8,811,820  FNMA #429182                         6.50        05/01/28        8,150,933
   9,188,337  FNMA #492910                         7.50        01/01/29        8,921,232
   9,679,789  FNMA #520842                         8.00        11/01/29        9,598,092
   2,983,867  FNMA #70765                          9.00        03/01/21        3,059,388

                                                                              85,532,679
                                                                            ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.76%
     516,911  GNMA #1580                          10.00        03/20/21          546,634
   9,168,259  GNMA #158794                         7.00        09/15/28        8,798,594
     413,094  GNMA #1616                          10.00        05/20/21          446,657
   8,813,177  GNMA #2824                           7.00        10/20/29        8,419,316
   1,603,017  GNMA #306052                         9.00        06/15/21        1,648,590
   1,913,276  GNMA #319413                         7.25        12/15/18        1,791,898
   1,866,475  GNMA #358863                         7.25        01/15/29        1,748,066
   1,548,364  GNMA #362589                         6.88        01/15/29        1,478,192
  10,216,968  GNMA #445071                         7.50        01/15/27       10,031,734
   5,399,864  GNMA #467791                         7.50        04/15/28        5,301,965
   9,394,072  GNMA #491192                         7.00        02/15/29        9,015,303

                                                                              49,226,949
                                                                            ------------

INCOME FUNDS                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
STUDENT LOAN MARKETING ASSOCATION - 0.17%
$  1,000,000  SLMA                                 9.15%       12/01/04     $  1,063,790
                                                                            ------------
TENNESSEE VALLEY AUTHORITY - 1.32%
   4,000,000  TVA                                  6.38        06/15/05        3,800,000
   5,000,000  TVA                                  6.75        11/01/25        4,568,750

                                                                               8,368,750
                                                                            ------------

                                                                             253,918,414
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $263,203,826)
                                                                            ------------
U.S. TREASURY SECURITIES - 58.27%
U.S. TREASURY BONDS - 31.44%
  33,500,000  U.S. TREASURY BONDS(::)              7.88        11/15/04       35,049,710
   2,400,000  U.S. TREASURY BONDS(::)             11.63        11/15/04        2,848,032
   1,400,000  U.S. TREASURY BONDS                 12.00        05/15/05        1,710,100
   3,800,000  U.S. TREASURY BONDS(::)             10.75        08/15/05        4,471,194
   3,100,000  U.S. TREASURY BONDS(::)              9.38        02/15/06        3,497,885
  13,000,000  U.S. TREASURY BONDS(::)             10.38        11/15/12       15,758,340
  10,000,000  U.S. TREASURY BONDS                 11.25        02/15/15       14,458,700
  10,000,000  U.S. TREASURY BONDS                 10.63        08/15/15       13,974,800
  23,000,000  U.S. TREASURY BONDS                  8.75        05/15/17       28,390,050
   9,500,000  U.S. TREASURY BONDS                  9.13        05/15/18       12,172,920
  22,000,000  U.S. TREASURY BONDS(::)              8.13        08/15/19       26,062,080
   7,000,000  U.S. TREASURY BONDS(::)              7.88        02/15/21        8,170,050
  18,000,000  U.S. TREASURY BONDS(::)              7.50        11/15/24       20,540,700
   5,000,000  U.S. TREASURY BONDS                  7.63        02/15/25        5,785,750
   5,000,000  U.S. TREASURY BONDS(::)              5.50        08/15/28        4,489,900
   1,500,000  U.S. TREASURY BONDS                  5.25        11/15/28        1,300,650
   1,000,000  U.S. TREASURY BONDS(::)              5.25        02/15/29          870,190

                                                                             199,551,051
                                                                            ------------
U.S. TREASURY NOTES - 26.83%
   3,000,000  U.S. TREASURY NOTES(::)              6.38        03/31/01        2,990,700
   9,000,000  U.S. TREASURY NOTES(::)              8.00        05/15/01        9,096,840
   6,000,000  U.S. TREASURY NOTES(::)              7.88        08/15/01        6,074,580
  24,500,000  U.S. TREASURY NOTES(::)              7.50        11/15/01       24,738,875
  18,000,000  U.S. TREASURY NOTES(::)              6.63        03/31/02       17,950,320
  45,000,000  U.S. TREASURY NOTES(::)              7.50        05/15/02       45,593,550
  18,000,000  U.S. TREASURY NOTES                 12.38        05/15/04       21,470,580
  11,000,000  U.S. TREASURY NOTES                  7.25        08/15/04       11,238,260
  19,300,000  U.S. TREASURY NOTES                  7.50        02/15/05       19,954,270
  11,000,000  U.S. TREASURY NOTES                  7.00        07/15/06       11,221,540

                                                                             170,329,515
                                                                            ------------

                                                                             369,880,566
TOTAL U.S. TREASURY SECURITIES (COST
$378,411,097)
                                                                            ------------

PORTFOLIO OF INVESTMENTS -- MAY 31, 2000                            INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                    VALUE
SHORT-TERM INVESTMENTS - 0.75%
   4,776,403  WELLS FARGO GOVERNMENT MONEY
              MARKET FUND +X+ (COST
              $4,776,403)                                                   $  4,776,403
                                                                            ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $646,391,326)*                        99.03% $628,575,383
OTHER ASSETS AND LIABILITIES, NET            0.97     6,182,110
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $634,757,493
                                          -------  ------------

[::] ZERO COUPON RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS DETERMINED AT
     DATE OF PURCHASE.
(::) ALL OR PART OF THIS SECURITY IS ON LOAN.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $647,062,304 AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $  2,252,853
GROSS UNREALIZED DEPRECIATION                        (20,739,774)
                                                    ------------
NET UNREALIZED DEPRECIATION                         $(18,486,921)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
ASSET BACKED SECURITIES - 8.12%
$2,475,000  CHASE MANHATTAN RV OWNER TRUST
            SERIES 1997-A CLASS A10              6.37%       03/15/10     $  2,375,010
 1,125,000  CIT RV TRUST 1999-A CLASS A4+        6.16        06/15/13        1,078,447
 3,000,000  CIT RV TRUST 1997-A CLASS A7+        6.40        08/15/13        2,916,360
 1,000,000  FLEET CREDIT CARD MASTER
            TRUST+                               6.00        11/15/05          964,040
 1,610,000  HONDA AUTO LEASE+                    6.45        09/16/02        1,593,417
 2,250,000  MBNA MASTER CREDIT CARD TRUST
            II SERIES 1999-G CLASS B+            6.60        12/15/06        2,158,493
 2,450,000  PREMIER AUTO TRUST SERIES
            1999-3 CLASS A3                      6.27        04/08/03        2,414,377

                                                                            13,500,144
TOTAL ASSET BACKED SECURITIES (COST
$13,799,259)
                                                                          ------------
COLLATERALIZED MORTGAGE OBLIGATION - 1.04%
 1,837,772  ENTERPRISE MORTGAGE ACCEPTANCE
            COMPANY                              6.42        09/15/08        1,727,910
                                                                          ------------

                                                                             1,727,910
TOTAL COLLATERALIZED MORTGAGE OBLIGATION
(COST $1,847,136)
                                                                          ------------
CORPORATE BONDS & NOTES - 15.50%
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.56%
 2,805,000  HERTZ CORPORATION                    6.50        05/15/06        2,591,119
                                                                          ------------
BANKING & FINANCE - 4.48%
 2,226,000  DISCOVER CARD MASTER TRUST I+        6.05        01/17/06        2,119,152
 3,750,000  DISTRIBUTION FINANCIAL
            SERVICES TRUST+                      5.84        10/17/11        3,630,038
 1,715,000  ONYX ACCEPTANCE AUTO TRUST+          5.78        02/15/03        1,687,028

                                                                             7,436,218
                                                                          ------------
COMMUNICATIONS - 2.37%
   500,000  AT&T MOUNTAIN                        6.25        05/15/01          493,750
 1,000,000  NYNEX CREDIT COMPANY                 6.25        06/13/02          972,500
 2,500,000  WORLDCOM INCORPORATED                6.13        08/15/01        2,462,500

                                                                             3,928,750
                                                                          ------------
DEPOSITORY INSTITUTIONS - 0.27%
   200,000  BANC ONE CORPORATION                 7.00        03/25/02          197,250
   250,000  BANKAMERICA CORPORATION              8.38        03/15/02          252,812

                                                                               450,062
                                                                          ------------
ELECTRIC GAS & SANITARY SERVICES - 0.31%
   500,000  PUBLIC SERVICE ELECTRIC & GAS
            COMPANY                              9.13        07/01/05          520,625
                                                                          ------------
OIL & GAS EXTRACTION - 1.91%
 3,275,000  CANADIAN OCCIDENTAL PETROLEUM        7.13        02/04/04        3,164,469
                                                                          ------------
PRINTING PUBLISHING & ALLIED INDUSTRIES - 0.28%
   500,000  NEWS AMERICA INCORPORATED            6.70        05/21/04          468,125
                                                                          ------------
REAL ESTATE - 1.15%
   500,000  EQUITY RESIDENTIAL PROPERTIES        6.15        09/15/00          498,310
 1,500,000  MACK-CALI REALTY CORPORATION         7.00        03/15/04        1,417,500

                                                                             1,915,810
                                                                          ------------
TOBACCO PRODUCTS - 0.52%
 1,000,000  IMPERIAL TOBACCO OVERSEAS            7.13        04/01/09          865,000
                                                                          ------------

PORTFOLIO OF INVESTMENTS -- MAY 31, 2000                            INCOME FUNDS
--------------------------------------------------------------------------------

   LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
TRANSPORTATION BY AIR - 2.07%
$3,799,982  FEDERAL EXPRESS CORPORATION          6.84%       01/15/19     $  3,438,565
TRANSPORTATION EQUIPMENT - 0.58%
 1,000,000  DAIMLER CHRYSLER(::)                 6.90        09/01/04          967,500

                                                                            25,746,243
TOTAL CORPORATE BONDS & NOTES (COST
$27,210,200)
                                                                          ------------
U.S. GOVERNMENT AGENCY SECURITIES - 49.82%
FEDERAL FARM CREDIT BANKS - 1.12%
 2,000,000  FFCB                                 5.75        02/09/05        1,866,720
                                                                          ------------
FEDERAL HOME LOAN BANK - 11.66%
 5,000,000  FHLB                                 6.37        04/09/01        4,972,000
 2,000,000  FHLB                                 5.88        08/15/01        1,969,700
 3,000,000  FHLB                                 5.13        02/26/02        2,898,750
 8,000,000  FHLB                                 5.53        01/15/03        7,657,120
 2,000,000  FHLB                                 5.13        09/15/03        1,871,120

                                                                            19,368,690
                                                                          ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.73%
 5,000,000  FNMA                                 6.18        06/23/00        5,002,200
 2,000,000  FNMA                                 6.69        08/07/01        1,989,020
10,603,000  FNMA                                 5.13        02/13/04        9,826,118
     3,533  FNMA+                                7.75        04/25/23            3,804
   314,934  FNMA #190843                         7.00        06/01/09          304,796
   249,243  FNMA #303905                         6.50        05/01/11          236,624
 2,327,601  FNMA #313644                         7.00        08/01/27        2,208,312
 4,202,237  FNMA #401770                         6.50        10/01/27        3,887,069
 1,687,017  FNMA #411023                         6.50        03/01/13        1,601,603
 3,653,392  FNMA #454390                         6.00        12/01/28        3,278,920
 2,019,870  FNMA #50761                          6.00        07/01/08        1,878,479
 4,937,834  FNMA #519202                         7.50        01/01/30        4,794,291
 4,909,485  FNMA #524356                         7.50        12/01/29        4,766,767
 4,984,095  FNMA #524658                         7.50        01/01/30        4,839,208
 4,921,130  FNMA #525817                         7.50        12/01/29        4,778,073

                                                                            49,395,284
                                                                          ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.11%
   100,721  GNMA #157247                         9.50        05/20/16          103,617
 1,812,288  GNMA #22036                          8.00        07/20/25        1,802,647
   682,480  GNMA #336930                         7.50        03/15/23          670,106
   850,336  GNMA #417389                         7.00        05/15/26          816,050
   998,023  GNMA #418261                         6.50        04/15/26          933,770
 1,243,201  GNMA #423779                         7.00        05/15/26        1,193,075
 1,958,576  GNMA #455464                         7.50        08/15/27        1,923,067
 2,818,221  GNMA #491192                         7.00        02/15/29        2,704,591

                                                                            10,146,923
                                                                          ------------

INCOME FUNDS                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
TENNESSEE VALLEY AUTHORITY - 1.20%
$2,000,000  TVA                                  6.50%       08/20/01     $  1,985,000
                                                                          ------------

                                                                            82,762,617
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $85,514,401)
                                                                          ------------
U.S. TREASURY SECURITIES - 20.02%
U.S. TREASURY NOTES - 20.02%
 3,000,000  U.S. TREASURY NOTES                  6.00        08/15/00        3,000,000
 3,500,000  U.S. TREASURY NOTES                  8.50        11/15/00        3,530,590
 3,000,000  U.S. TREASURY NOTES                  5.63        11/30/00        2,988,480
    50,000  U.S. TREASURY NOTES(::)              6.38        03/31/01           49,845
 2,000,000  U.S. TREASURY NOTES                  6.25        04/30/01        1,991,480
 6,000,000  U.S. TREASURY NOTES                  6.25        01/31/02        5,950,020
 1,500,000  U.S. TREASURY NOTES(::)              6.63        03/31/02        1,495,860
 1,500,000  U.S. TREASURY NOTES                  5.63        12/31/02        1,460,550
 4,000,000  U.S. TREASURY NOTES(::)              6.25        02/15/03        3,950,160
   500,000  U.S. TREASURY NOTES                  5.75        08/15/03          486,575
 1,000,000  U.S. TREASURY NOTES                  6.00        08/15/04          977,520
   300,000  U.S. TREASURY NOTES                  7.25        08/15/04          306,498
   800,000  U.S. TREASURY NOTES                  5.88        11/15/04          777,088
   500,000  U.S. TREASURY NOTES(::)              6.50        08/15/05          497,445
 3,000,000  U.S. TREASURY NOTES(::)             10.75        08/15/05        3,529,890
   250,000  U.S. TREASURY NOTES                  7.00        07/15/06          255,035
 2,000,000  U.S. TREASURY NOTES                  6.63        05/15/07        2,009,120

                                                                            33,256,156
TOTAL U.S. TREASURY SECURITIES (COST
$34,406,713)
                                                                          ------------
SHORT-TERM INVESTMENTS - 4.74%
 7,770,000  GOLDMAN SACHS POOLED
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                6.36        06/01/00        7,770,000
   107,000  JP MORGAN SECURITIES
            INCORPORATED REPURCHASE
            AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                6.34        06/01/00          107,000

                                                                             7,877,000
TOTAL SHORT-TERM INVESTMENTS (COST
$7,877,000)
                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $170,654,709)*                        99.24% $164,870,070
OTHER ASSETS AND LIABILITIES, NET            0.76     1,266,187
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $166,136,257
                                          -------  ------------

  +  VARIABLE RATE SECURITIES.
(::) ALL OR PART OF THIS SECURITY IS ON LOAN.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $170,511,206 AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $    34,037
GROSS UNREALIZED DEPRECIATION                        (5,675,173)
                                                    -----------
NET UNREALIZED DEPRECIATION                         $(5,641,136)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2000                            INCOME FUNDS
--------------------------------------------------------------------------------

   STABLE INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                          VALUE
   N/A      WELLS FARGO STABLE INCOME PORTFOLIO        $202,794,572
                                                       ------------

                                                        202,794,572
TOTAL INVESTMENT IN CORE PORTFOLIOS (100.04%) (COST
$205,090,438)
                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $205,090,438)*                       100.04%  $202,794,572
OTHER ASSETS AND LIABILITIES, NET           (0.04)       (75,901)
                                          -------   ------------
TOTAL NET ASSETS                           100.00%  $202,718,671
                                          -------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   VARIABLE RATE GOVERNMENT FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 98.45%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 27.90%
$4,258,524  FHLMC # 610303+                      7.54%       04/01/18     $ 4,282,457
 2,058,785  FHLMC # 840118+                      7.23        09/01/18       2,105,107
    10,178  FHLMC # 845410+                      7.89        07/01/23          10,197
     3,998  FHLMC # 845613+                      7.83        01/01/24           4,081
 6,977,388  FHLMC # 846150+                      7.71        04/01/21       7,134,379
 4,689,664  FHLMC # 846602+                      7.31        04/01/27       4,760,009
 1,155,204  FHLMC SERIES 1534 CLASS PF           6.39        06/15/23       1,176,799

                                                                           19,473,029
                                                                          -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 57.64%
 2,000,000  FNMA                                 5.13        02/13/04       1,853,460
 5,032,709  FNMA # 136014+                       5.85        05/01/18       4,886,408
 6,946,849  FNMA # 323186+                       7.39        09/01/25       7,111,837
 4,153,665  FNMA # 323382+                       7.47        08/01/27       4,260,082
 5,726,681  FNMA # 57733+                        6.22        02/01/17       5,587,064
 2,469,179  FNMA # 57775+                        6.11        05/01/18       2,408,980
 7,297,722  FNMA # 66397+                        6.27        03/01/18       7,119,803
 7,191,319  FNMA SERIES 1999-31 CLASS F+         6.75        05/25/28       7,001,893

                                                                           40,229,527
                                                                          -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 12.91%
 3,944,369  GNMA # 80205+                        6.00        06/20/28       3,907,371
 5,106,161  GNMA # 8076+                         7.13        11/20/22       5,102,944

                                                                            9,010,315
                                                                          -----------

                                                                           68,712,871
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $70,166,652)
                                                                          -----------
SHORT-TERM INSTRUMENTS - 1.24%
    59,000  GOLDMAN SACHS POOLED
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                6.36        06/01/00          59,000
   808,000  JP MORGAN SECURITIES POOLED
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                6.34        06/01/00         808,000

                                                                              867,000
TOTAL SHORT-TERM INSTRUMENTS (COST
$867,000)
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $71,033,652)*                         99.69% $69,579,871
OTHER ASSETS AND LIABILITIES, NET            0.31      219,445
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $69,799,316
                                          -------  -----------

  +  VARIABLE RATE SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $        25
GROSS UNREALIZED DEPRECIATION                        (1,453,806)
                                                    -----------
NET UNREALIZED DEPRECIATION                         $(1,453,781)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

INCOME FUNDS
                             STATEMENT OF ASSETS AND LIABILITIES -- MAY 31, 2000
--------------------------------------------------------------------------------

                                  CORPORATE     DIVERSIFIED
                                       BOND            BOND        INCOME
-------------------------------------------------------------------------

ASSETS
  INVESTMENTS:
    IN SECURITIES, AT MARKET
     VALUE (SEE COST BELOW)...  $15,442,325    $190,516,714  $389,347,431
    CASH......................        5,104               0           100
    COLLATERAL FOR SECURITIES
     LOANED...................    2,977,886               0   177,507,117
    RECEIVABLE FOR DIVIDENDS,
     INTEREST AND OTHER
     RECEIVABLES..............      301,713             731     6,712,120
    RECEIVABLE FOR FUND SHARES
     ISSUED...................       82,771         380,215     1,692,487
    PREPAID EXPENSES..........        6,214               0        14,509
                                -----------    ------------  ------------
TOTAL ASSETS..................   18,816,013     190,897,660   575,273,764
                                -----------    ------------  ------------

LIABILITIES
  PAYABLE FOR SECURITIES
    LOANED....................    2,977,886               0   177,507,117
  DEPRECIATION ON FORWARD
    CURRENCY CONTRACTS........        8,982               0             0
  DIVIDENDS PAYABLE...........       32,607               0     1,884,231
  PAYABLE FOR FUND SHARES
    REDEEMED..................       97,219         507,190       233,127
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....        2,252          39,020       222,124
  PAYABLE TO OTHER RELATED
    PARTIES...................       10,595          15,473        39,498
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............       91,216          53,105       163,663
                                -----------    ------------  ------------
TOTAL LIABILITIES.............    3,220,757         614,788   180,049,760
                                -----------    ------------  ------------
TOTAL NET ASSETS..............  $15,595,256    $190,282,872  $395,224,004
                                -----------    ------------  ------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------
  PAID-IN CAPITAL.............  $18,073,671    $190,146,038  $448,470,945
  UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS).............       67,541       7,446,340          (118)
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............   (1,113,619)     (2,968,101)  (31,053,499)
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS...............   (1,423,355)     (4,341,405)  (22,193,324)
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF FOREIGN
    CURRENCY..................       (8,982)              0             0
                                -----------    ------------  ------------
TOTAL NET ASSETS..............  $15,595,256    $190,282,872  $395,224,004
                                -----------    ------------  ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-------------------------------------------------------------------------
NET ASSETS - CLASS A..........  $ 5,062,377             N/A  $ 16,894,583
SHARES OUTSTANDING -
  CLASS A.....................      580,464             N/A     1,907,505
NET ASSET VALUE PER SHARE -
  CLASS A.....................  $      8.72                  $       8.86
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A.............  $      9.13(1)          N/A  $       9.28(1)
NET ASSETS - CLASS B..........  $ 9,494,291             N/A  $  8,610,759
SHARES OUTSTANDING -
  CLASS B.....................    1,088,468             N/A       973,580
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................  $      8.72             N/A  $       8.84
NET ASSETS - CLASS C..........  $ 1,038,588             N/A           N/A
SHARES OUTSTANDING -
  CLASS C.....................      119,098             N/A           N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................  $      8.72             N/A           N/A
NET ASSETS - INSTITUTIONAL
  CLASS.......................          N/A    $190,282,872  $369,718,662
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........          N/A       7,545,493    41,785,788
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  INSTITUTIONAL CLASS.........          N/A    $      25.22  $       8.85
INVESTMENTS AT COST
  (NOTE 3)....................  $16,865,680    $194,858,119  $411,540,755
                                -----------    ------------  ------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2)  MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.5 OF NET ASSET VALUE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
40

                             STATEMENT OF ASSETS AND LIABILITIES -- MAY 31, 2000
                                                                    INCOME FUNDS
--------------------------------------------------------------------------------

                                          INCOME         INTERMEDIATE         LIMITED TERM             STABLE      VARIABLE RATE
                                            PLUS    GOVERNMENT INCOME    GOVERNMENT INCOME             INCOME         GOVERNMENT
--------------------------------------------------------------------------------------------------------------------------------

ASSETS
  INVESTMENTS:
    IN SECURITIES, AT MARKET
     VALUE (SEE COST BELOW)...    $   38,473,082     $   628,575,383      $   164,870,070     $   202,794,572    $    69,579,871
    CASH......................             3,854                   0                5,268                   0              5,036
    COLLATERAL FOR SECURITIES
     LOANED...................        11,443,138         142,006,261            8,284,167                   0                  0
    RECEIVABLE FOR DIVIDENDS,
     INTEREST AND OTHER
     RECEIVABLES..............           806,151           6,759,647            1,929,726                   0            702,170
    RECEIVABLE FOR FUND SHARES
     ISSUED...................           100,100             889,587              125,813              95,875                  0
    PREPAID EXPENSES..........            14,805              18,035                9,273                 524              8,190
                                  --------------     ---------------      ---------------     ---------------    ---------------
TOTAL ASSETS..................        50,841,130         778,248,913          175,224,317         202,890,971         70,295,267
                                  --------------     ---------------      ---------------     ---------------    ---------------

LIABILITIES
  PAYABLE FOR SECURITIES
    LOANED....................        11,443,138         142,006,261            8,284,167                   0                  0
  DEPRECIATION ON FORWARD
    CURRENCY CONTRACTS........             5,025                   0                    0                   0                  0
  DIVIDENDS PAYABLE...........                 0                   0              512,001                   0            278,893
  PAYABLE FOR FUND SHARES
    REDEEMED..................            31,025             461,076               36,206              80,687             30,803
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....            19,583             331,926               79,380               3,723             40,512
  PAYABLE TO OTHER RELATED
    PARTIES...................            22,558             191,865               17,473              17,820                  0
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............            61,992             500,292              158,833              70,070            145,743
                                  --------------     ---------------      ---------------     ---------------    ---------------
TOTAL LIABILITIES.............        11,583,321         143,491,420            9,088,060             172,300            495,951
                                  --------------     ---------------      ---------------     ---------------    ---------------
TOTAL NET ASSETS..............    $   39,257,809     $   634,757,493      $   166,136,257     $   202,718,671    $    69,799,316
                                  --------------     ---------------      ---------------     ---------------    ---------------

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL.............    $   46,508,106     $   723,646,980      $   190,063,559     $   212,405,383    $   203,241,035
  UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS).............           340,143             714,840               (2,040)            236,261            (69,757)
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............        (3,772,882)        (71,788,384)         (18,140,623)         (7,627,107)      (131,918,181)
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS...............        (3,787,595)        (17,815,943)          (5,784,639)         (2,295,866)        (1,453,781)
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF FOREIGN
    CURRENCY..................           (29,963)                  0                    0                   0                  0
                                  --------------     ---------------      ---------------     ---------------    ---------------
TOTAL NET ASSETS..............    $   39,257,809     $   634,757,493      $   166,136,257     $   202,718,671    $    69,799,316
                                  --------------     ---------------      ---------------     ---------------    ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A..........    $    8,371,294     $   193,615,495      $    29,927,972     $     8,912,003    $    69,799,316
SHARES OUTSTANDING -
  CLASS A.....................           789,587          18,339,048            3,170,010             878,114          7,844,633
NET ASSET VALUE PER SHARE -
  CLASS A.....................    $        10.60     $         10.56      $          9.44     $         10.15    $          8.90
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A.............    $        11.10(1)  $         11.06(1)   $          9.88(1)  $         10.30(2) $          9.32(1)
NET ASSETS - CLASS B..........    $   28,336,089     $    51,494,756      $     8,864,420     $     2,448,962                N/A
SHARES OUTSTANDING -
  CLASS B.....................         2,671,167           4,880,258              938,776             241,398                N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................    $        10.61     $         10.55      $          9.44     $         10.14                N/A
NET ASSETS - CLASS C..........    $    2,550,426     $     4,348,312                  N/A                 N/A                N/A
SHARES OUTSTANDING -
  CLASS C.....................           240,432             412,300                  N/A                 N/A                N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................    $        10.61     $         10.55                  N/A                 N/A                N/A
NET ASSETS - INSTITUTIONAL
  CLASS.......................               N/A     $   385,298,930      $   127,343,865     $   191,357,706                N/A
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........               N/A          36,486,438           13,746,197          18,850,427                N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  INSTITUTIONAL CLASS.........               N/A     $         10.56      $          9.26     $         10.15                N/A
INVESTMENTS AT COST
  (NOTE 3)....................    $   42,260,677     $   646,391,326      $   170,654,709     $   205,090,438    $    71,033,652
                                  --------------     ---------------      ---------------     ---------------    ---------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2)  MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.5 OF NET ASSET VALUE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                   CORPORATE BOND          DIVERSIFIED BOND
                           ------------------------------  ----------------
                           FOR THE ELEVEN         FOR THE           FOR THE
                             MONTHS ENDED      YEAR ENDED        YEAR ENDED
                             MAY 31, 2000   JUNE 30, 1999      MAY 31, 2000
---------------------------------------------------------------------------

INVESTMENT INCOME(2)
  DIVIDENDS..............   $          0   $           0   $              0
  INTEREST...............      1,315,060       1,095,858         12,067,210
  SECURITIES LENDING
    INCOME...............          4,217               0             53,934
  NET EXPENSES ALLOCATED
    FROM CORE
    PORTFOLIOS...........              0               0           (743,705)
                            ------------   -------------   ----------------
TOTAL INVESTMENT
  INCOME.................      1,319,277       1,095,858         11,377,439
                            ------------   -------------   ----------------

EXPENSES
  ADVISORY FEES..........         82,895          76,788            465,146
  ADMINISTRATION FEES....         24,869          12,808            199,680
  SHAREHOLDER SERVICING
    FEES.................         41,448          38,394                  0
  PORTFOLIO ACCOUNTING
    FEES.................         57,557          34,749             23,364
  CUSTODY................          3,095           2,565                  0
  TRANSFER AGENT
    CLASS A..............          4,703           6,794                N/A
    CLASS B..............         15,575          12,686                N/A
    CLASS C..............          1,551           2,020                N/A
    INSTITUTIONAL
      CLASS..............            N/A             N/A            219,847
  DISTRIBUTION FEES
    CLASS A..............            407           2,427                N/A
    CLASS B..............         74,695          67,963                N/A
    CLASS C..............         10,576          10,821                N/A
  LEGAL AND AUDIT FEES...         12,686          57,702             10,955
  REGISTRATION FEES......         13,018          29,620             19,923
  DIRECTORS' FEES........          3,517           4,543              4,149
  SHAREHOLDER REPORTS....          4,367          12,786             11,134
  OTHER..................          3,452          13,036             14,945
                            ------------   -------------   ----------------
TOTAL EXPENSES...........        354,411         385,702            969,143
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............       (102,383)       (163,180)          (410,349)
                            ------------   -------------   ----------------
  NET EXPENSES...........        252,028         222,522            558,794
                            ------------   -------------   ----------------
NET INVESTMENT INCOME....      1,067,249         873,336         10,818,645
                            ------------   -------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM:
  SECURITIES.............       (976,877)        (93,479)                 0
  FOREIGN CURRENCY
    TRANSACTIONS.........         26,553             651                  0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........              0               0         (2,753,575)
                            ------------   -------------   ----------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......       (950,324)        (92,828)        (2,753,575)
                            ------------   -------------   ----------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............       (774,265)       (689,154)                 0
  FOREIGN CURRENCY
    TRANSACTIONS.........         (8,982)              0                  0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........              0               0         (2,014,985)
                            ------------   -------------   ----------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............       (783,247)       (689,154)        (2,014,985)
                            ------------   -------------   ----------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........     (1,733,571)       (781,982)        (4,768,560)
                            ------------   -------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........   $   (666,322)  $      91,354   $      6,050,085
                            ------------   -------------   ----------------

(1) FOR THE PERIOD FROM JULY 13, 1998 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1999.
(2) INTEREST, DIVIDEND AND SECURITIES LENDING INCOME INCLUDE AMOUNTS ALLOCATED FROM PORTFOLIOS WHERE APPLICABLE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
42

                                                         STATEMENT OF OPERATIONS
                                                                    INCOME FUNDS
--------------------------------------------------------------------------------

                                                                           INTERMEDIATE
                                                                            GOVERNMENT
                               INCOME               INCOME PLUS               INCOME      LIMITED TERM GOVERNMENT INCOME
                           --------------  ------------------------------  -------------  -------------------------------
                                  FOR THE  FOR THE ELEVEN         FOR THE        FOR THE  FOR THE ELEVEN          FOR THE
                               YEAR ENDED    MONTHS ENDED    PERIOD ENDED     YEAR ENDED    MONTHS ENDED       YEAR ENDED
                             MAY 31, 2000    MAY 31, 2000   JUNE 30, 1999   MAY 31, 2000    MAY 31, 2000    JUNE 30, 1999
-------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME(2)
  DIVIDENDS..............  $            0   $    157,588   $     339,097   $          0    $          0    $           0
  INTEREST...............      29,484,030      3,431,186       2,630,458     40,674,832       9,501,583        9,219,109
  SECURITIES LENDING
    INCOME...............         154,285         13,341               0        201,677          22,065                0
  NET EXPENSES ALLOCATED
    FROM CORE
    PORTFOLIOS...........               0              0               0              0               0                0
                           --------------   ------------   -------------   ------------    ------------    -------------
TOTAL INVESTMENT
  INCOME.................      29,638,315      3,602,115       2,969,555     40,876,509       9,523,648        9,219,109
                           --------------   ------------   -------------   ------------    ------------    -------------

EXPENSES
  ADVISORY FEES..........       1,982,198        250,204         207,018      2,498,513         721,118          696,188
  ADMINISTRATION FEES....         519,616         62,551          32,646        760,440         216,724          112,334
  SHAREHOLDER SERVICING
    FEES.................          36,702        104,252          96,048        372,248         175,557          370,653
  PORTFOLIO ACCOUNTING
    FEES.................          84,989         61,536          49,955        102,198          73,853           89,345
  CUSTODY................          70,509          7,767           6,416         75,684          28,790           27,052
  TRANSFER AGENT
    CLASS A..............          26,676          6,242          12,282        256,622          37,872           63,167
    CLASS B..............          19,221         30,612          37,834         45,487          12,260           12,313
    CLASS C..............             N/A          2,362           3,671          4,632             N/A              N/A
    INSTITUTIONAL
      CLASS..............         443,451            N/A             N/A        543,625          27,146           51,194
  DISTRIBUTION FEES
    CLASS A..............               0            800           4,387              0               0                0
    CLASS B..............          63,773        227,155         202,679        252,707          66,098           65,964
    CLASS C..............             N/A         19,868          19,664         18,998             N/A              N/A
  LEGAL AND AUDIT FEES...          26,101         19,950          37,185         36,984          36,105           54,380
  REGISTRATION FEES......          48,931         29,886          44,351         84,168          49,443           52,294
  DIRECTORS' FEES........           4,992          3,794           4,641          5,569           5,185            1,370
  SHAREHOLDER REPORTS....          44,839         15,149          18,307        114,804          44,603           34,124
  OTHER..................          35,769          4,329           8,840         53,366           3,724            9,873
                           --------------   ------------   -------------   ------------    ------------    -------------
TOTAL EXPENSES...........       3,407,767        846,457         785,924      5,226,045       1,498,478        1,640,251
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............        (306,108)      (140,718)       (283,866)      (641,825)       (297,516)        (284,939)
                           --------------   ------------   -------------   ------------    ------------    -------------
  NET EXPENSES...........       3,101,659        705,739         502,058      4,584,220       1,200,962        1,355,312
                           --------------   ------------   -------------   ------------    ------------    -------------
NET INVESTMENT INCOME....      26,536,656      2,896,376       2,467,497     36,292,289       8,322,686        7,863,797
                           --------------   ------------   -------------   ------------    ------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM:
  SECURITIES.............     (18,974,113)    (3,132,300)       (617,257)   (24,818,228)     (2,390,574)          29,922
  FOREIGN CURRENCY
    TRANSACTIONS.........               0        225,122           1,690              0               0                0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........               0              0               0              0               0                0
                           --------------   ------------   -------------   ------------    ------------    -------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......     (18,974,113)    (2,907,178)       (615,567)   (24,818,228)     (2,390,574)          29,922
                           --------------   ------------   -------------   ------------    ------------    -------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............      (8,738,341)    (2,746,639)     (1,041,954)    (2,504,140)     (2,990,751)      (3,516,889)
  FOREIGN CURRENCY
    TRANSACTIONS.........               0        (44,066)         15,101              0               0                0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........               0              0               0              0               0                0
                           --------------   ------------   -------------   ------------    ------------    -------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............      (8,738,341)    (2,790,705)     (1,026,853)    (2,504,140)     (2,990,751)      (3,516,889)
                           --------------   ------------   -------------   ------------    ------------    -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........     (27,712,454)    (5,697,883)     (1,642,420)   (27,322,368)     (5,381,325)      (3,486,967)
                           --------------   ------------   -------------   ------------    ------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $   (1,175,798)  $ (2,801,507)  $     825,077   $  8,969,921    $  2,941,361    $   4,376,830
                           --------------   ------------   -------------   ------------    ------------    -------------

(1) FOR THE PERIOD FROM JULY 13, 1998 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1999.
(2) INTEREST, DIVIDEND AND SECURITIES LENDING INCOME INCLUDE AMOUNTS ALLOCATED FROM PORTFOLIOS WHERE APPLICABLE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                           STABLE INCOME     VARIABLE RATE GOVERNMENT
                           -------------  ------------------------------
                                 FOR THE  FOR THE ELEVEN         FOR THE
                              YEAR ENDED    MONTHS ENDED      YEAR ENDED
                            MAY 31, 2000    MAY 31, 2000   JUNE 30, 1999
------------------------------------------------------------------------

INVESTMENT INCOME(2)
  DIVIDENDS..............  $           0   $          0   $           0
  INTEREST...............     12,265,304      4,906,262       7,505,993
  SECURITIES LENDING
    INCOME...............         15,635          2,915               0
  NET EXPENSES ALLOCATED
    FROM CORE
    PORTFOLIOS...........       (940,641)             0               0
                           -------------   ------------   -------------
TOTAL INVESTMENT
  INCOME.................     11,340,298      4,909,177       7,505,993
                           -------------   ------------   -------------

EXPENSES
  ADVISORY FEES..........              0        419,599         684,217
  ADMINISTRATION FEES....        217,442        125,879         108,812
  SHAREHOLDER SERVICING
    FEES.................         16,439        169,337             379
  PORTFOLIO ACCOUNTING
    FEES.................         49,557         56,658          88,866
  CUSTODY................              0         19,098          32,854
  TRANSFER AGENT
    CLASS A..............         12,239         16,918         191,368
    CLASS B..............          4,518            N/A             N/A
    CLASS C..............            N/A            N/A             212
    INSTITUTIONAL
     CLASS...............        225,344            N/A             N/A
  DISTRIBUTION FEES
    CLASS A..............              0         40,462         341,729
    CLASS B..............         19,196            N/A             N/A
    CLASS C..............            N/A            N/A             758
  LEGAL AND AUDIT FEES...         10,108         20,961          41,268
  REGISTRATION FEES......         27,116          2,777           2,019
  DIRECTORS' FEES........          4,218          3,439           1,555
  SHAREHOLDER REPORTS....         15,421         30,313          36,772
  OTHER..................         19,379         10,355          15,958
                           -------------   ------------   -------------
TOTAL EXPENSES...........        620,977        915,796       1,546,767
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............       (218,116)      (260,591)       (480,389)
                           -------------   ------------   -------------
  NET EXPENSES...........        402,861        655,205       1,066,378
                           -------------   ------------   -------------
NET INVESTMENT INCOME....     10,937,437      4,253,972       6,439,615
                           -------------   ------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM:
  SECURITIES.............              0       (845,250)     (1,468,711)
  FOREIGN CURRENCY
    TRANSACTIONS.........              0              0               0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........       (701,367)             0               0
                           -------------   ------------   -------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......       (701,367)      (845,250)     (1,468,711)
                           -------------   ------------   -------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............              0        123,470      (1,882,277)
  FOREIGN CURRENCY
    TRANSACTIONS.........              0              0               0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........     (1,632,414)             0               0
                           -------------   ------------   -------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............     (1,632,414)       123,470      (1,882,277)
                           -------------   ------------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........     (2,333,781)      (721,780)     (3,350,988)
                           -------------   ------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $   8,603,656   $  3,532,192   $   3,088,627
                           -------------   ------------   -------------

(1) FOR THE PERIOD FROM JULY 13, 1998 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1999.
(2) INTEREST, DIVIDEND AND SECURITIES LENDING INCOME INCLUDE AMOUNTS ALLOCATED FROM PORTFOLIOS WHERE APPLICABLE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
44

THIS PAGE IS INTENTIONALLY LEFT BLANK --

INCOME FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               CORPORATE BOND
                           -------------------------------------------------------
                             FOR THE ELEVEN           FOR THE              FOR THE
                               MONTHS ENDED        YEAR ENDED         PERIOD ENDED
                               MAY 31, 2000     JUNE 30, 1999     JUNE 30, 1998(1)
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $     18,786,765  $     10,397,222  $                 0
                           ----------------  ----------------  -------------------
OPERATIONS:
  NET INVESTMENT
    INCOME...............         1,067,249           873,336               97,942
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........          (950,324)          (92,828)              14,604
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........          (774,265)         (689,154)              40,064
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    FOREIGN CURRENCY.....            (8,982)                0                    0
                           ----------------  ----------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          (666,322)           91,354              152,610
                           ----------------  ----------------  -------------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............          (362,850)         (301,656)             (59,155)
    CLASS B..............          (617,389)         (494,210)             (36,202)
    CLASS C..............           (87,010)          (78,121)              (2,585)
    INSTITUTIONAL
     CLASS...............               N/A               N/A                  N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............              (418)          (17,016)                   0
    CLASS B..............              (795)          (34,782)                   0
    CLASS C..............              (124)           (4,732)                   0
    INSTITUTIONAL
     CLASS...............               N/A               N/A                  N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......         1,768,862         4,298,862            5,486,114
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............           164,748           127,714               25,324
  COST OF SHARES REDEEMED
    - CLASS A............        (1,809,292)       (4,188,224)             (35,386)
                           ----------------  ----------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................           124,318           238,352            5,476,052
                           ----------------  ----------------  -------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......         2,531,235         8,152,989            4,674,276
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............           393,734           350,463               10,428
  COST OF SHARES REDEEMED
    - CLASS B............        (3,693,437)       (1,310,668)            (115,854)
                           ----------------  ----------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................          (768,468)        7,192,784            4,568,850
                           ----------------  ----------------  -------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......           600,212         2,076,396              296,460
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............            69,793            66,082                1,192
  COST OF SHARES REDEEMED
    - CLASS C............        (1,482,456)         (344,908)                   0
                           ----------------  ----------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................          (812,451)        1,797,570              297,652
                           ----------------  ----------------  -------------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS................               N/A               N/A                  N/A
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................               N/A               N/A                  N/A
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS................               N/A               N/A                  N/A
                           ----------------  ----------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....               N/A               N/A                  N/A
                           ----------------  ----------------  -------------------
INCREASE (DECREASE) IN
  NET ASSETS.............        (3,191,509)        8,389,543           10,397,222
                           ----------------  ----------------  -------------------
NET ASSETS:
ENDING NET ASSETS........  $     15,595,256  $     18,786,765  $        10,397,222
                           ----------------  ----------------  -------------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............           190,078           427,782              549,592
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............            17,973            12,788                2,541
  SHARES REDEEMED -
    CLASS A..............          (197,557)         (419,200)              (3,533)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................            10,494            21,370              548,600
  SHARES SOLD -
    CLASS B..............           272,287           814,237              468,524
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............            42,863            35,042                1,045
  SHARES REDEEMED -
    CLASS B..............          (402,498)         (131,436)             (11,597)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................           (87,348)          717,843              457,972
  SHARES SOLD -
    CLASS C..............            66,019           206,133               29,746
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............             7,564             6,636                  119
  SHARES REDEEMED -
    CLASS C..............          (161,840)          (35,279)                   0
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................           (88,257)          177,490               29,865
  SHARES SOLD -
    INSTITUTIONAL
    CLASS................               N/A               N/A                  N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................               N/A               N/A                  N/A
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS................               N/A               N/A                  N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....               N/A               N/A                  N/A
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $         67,541  $         12,515  $             5,621
                           ----------------  ----------------  -------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                                 INCOME FUNDS
--------------------------------------------------------------------------------

                                    DIVERSIFIED BOND                          INCOME                   INCOME PLUS
                           -----------------------------------  -----------------------------------  ----------------
                                     FOR THE           FOR THE           FOR THE            FOR THE    FOR THE ELEVEN
                                  YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED      MONTHS ENDED
                                MAY 31, 2000      MAY 31, 1999   MAY 31, 2000(2)    MAY 31, 1999(3)      MAY 31, 2000
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $     179,133,459  $    134,830,774  $    369,928,292  $     303,081,744  $     51,152,364
                           -----------------  ----------------  ----------------  -----------------  ----------------
OPERATIONS:
  NET INVESTMENT
    INCOME...............         10,818,645         8,791,665        26,536,656         20,783,023         2,896,376
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........         (2,753,575)        3,794,321       (18,974,113)         1,744,973        (2,907,178)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........         (2,014,985)       (7,276,006)       (8,738,341)       (14,614,100)       (2,746,639)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    FOREIGN CURRENCY.....                  0                 0                 0                  0           (44,066)
                           -----------------  ----------------  ----------------  -----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          6,050,085         5,309,980        (1,175,798)         7,913,896        (2,801,507)
                           -----------------  ----------------  ----------------  -----------------  ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                N/A               N/A        (1,024,531)          (644,375)         (658,566)
    CLASS B..............                N/A               N/A          (503,494)          (338,080)       (2,056,415)
    CLASS C..............                N/A               N/A               N/A                N/A          (179,939)
    INSTITUTIONAL
     CLASS...............         (8,273,759)       (8,345,049)      (25,060,771)       (19,800,568)              N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                N/A               N/A                 0                  0                 0
    CLASS B..............                N/A               N/A                 0                  0                 0
    CLASS C..............                N/A               N/A               N/A                N/A                 0
    INSTITUTIONAL
     CLASS...............         (3,751,737)       (2,943,586)                0                  0               N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......                N/A               N/A         9,560,870          9,443,566         2,318,150
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                N/A               N/A           599,333            444,993           479,861
  COST OF SHARES REDEEMED
    - CLASS A............                N/A               N/A        (5,948,693)        (3,311,262)       (4,463,052)
                           -----------------  ----------------  ----------------  -----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................                N/A               N/A         4,211,510          6,577,297        (1,665,041)
                           -----------------  ----------------  ----------------  -----------------  ----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......                N/A               N/A         5,459,661          4,176,972         4,680,931
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                N/A               N/A           404,273            258,830         1,416,311
  COST OF SHARES REDEEMED
    - CLASS B............                N/A               N/A        (4,378,387)        (1,281,451)      (10,504,386)
                           -----------------  ----------------  ----------------  -----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................                N/A               N/A         1,485,547          3,154,351        (4,407,144)
                           -----------------  ----------------  ----------------  -----------------  ----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                N/A               N/A               N/A                N/A           938,122
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A               N/A               N/A                N/A           135,803
  COST OF SHARES REDEEMED
    - CLASS C............                N/A               N/A               N/A                N/A        (1,199,868)
                           -----------------  ----------------  ----------------  -----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                N/A               N/A               N/A                N/A          (125,943)
                           -----------------  ----------------  ----------------  -----------------  ----------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS................         75,735,487        93,461,345       170,773,723        116,593,000               N/A
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................         10,832,344        10,514,121         3,674,438          1,404,934               N/A
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS................        (69,443,007)      (53,694,126)     (127,084,912)       (48,013,907)              N/A
                           -----------------  ----------------  ----------------  -----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....         17,124,824        50,281,340        47,363,249         69,984,027               N/A
                           -----------------  ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS.............         11,149,413        44,302,685        25,295,712         66,846,548       (11,894,555)
                           -----------------  ----------------  ----------------  -----------------  ----------------
NET ASSETS:
ENDING NET ASSETS........  $     190,282,872  $    179,133,459  $    395,224,004  $     369,928,292  $     39,257,809
                           -----------------  ----------------  ----------------  -----------------  ----------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............                N/A               N/A         1,046,017            963,101           203,593
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                N/A               N/A            65,850             38,853            42,613
  SHARES REDEEMED -
    CLASS A..............                N/A               N/A          (653,454)          (335,760)         (388,963)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................                N/A               N/A           458,413            666,194          (142,757)
  SHARES SOLD -
    CLASS B..............                N/A               N/A           594,550            429,256           409,648
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                N/A               N/A            44,495             22,307           125,637
  SHARES REDEEMED -
    CLASS B..............                N/A               N/A          (482,096)          (131,835)         (926,576)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................                N/A               N/A           156,949            319,728          (391,291)
  SHARES SOLD -
    CLASS C..............                N/A               N/A               N/A                N/A            82,145
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A               N/A               N/A                N/A            12,070
  SHARES REDEEMED -
    CLASS C..............                N/A               N/A               N/A                N/A          (105,912)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                N/A               N/A               N/A                N/A           (11,697)
  SHARES SOLD -
    INSTITUTIONAL
    CLASS................          2,970,784         3,450,235        18,613,511          9,749,900               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................            441,236           394,526           405,668            126,666               N/A
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS................         (2,727,375)       (1,972,081)      (14,042,302)        (4,886,126)              N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....            684,645         1,872,680         4,976,877          4,990,440               N/A
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $       7,446,340  $      4,918,887  $           (118) $          14,155  $        340,143
                           -----------------  ----------------  ----------------  -----------------  ----------------

                             INCOME PLUS
                           ----------------
                                    FOR THE
                               PERIOD ENDED
                           JUNE 30, 1999(4)
-------------------------
INCREASE (DECREASE) IN NE
BEGINNING NET ASSETS.....  $              0
                           ----------------
OPERATIONS:
  NET INVESTMENT
    INCOME...............         2,467,497
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........          (615,567)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........        (1,040,956)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    FOREIGN CURRENCY.....            14,103
                           ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........           825,077
                           ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............          (592,308)
    CLASS B..............        (1,634,801)
    CLASS C..............          (157,519)
    INSTITUTIONAL
     CLASS...............               N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                 0
    CLASS B..............                 0
    CLASS C..............                 0
    INSTITUTIONAL
     CLASS...............               N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......        17,861,432
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............           471,992
  COST OF SHARES REDEEMED
    - CLASS A............        (6,778,268)
                           ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................        11,555,156
                           ----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......        47,027,538
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............         1,158,652
  COST OF SHARES REDEEMED
    - CLASS B............       (10,161,143)
                           ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................        38,025,047
                           ----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......         4,318,436
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............           130,309
  COST OF SHARES REDEEMED
    - CLASS C............        (1,317,033)
                           ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................         3,131,712
                           ----------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS................               N/A
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................               N/A
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS................               N/A
                           ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....               N/A
                           ----------------
INCREASE (DECREASE) IN
  NET ASSETS.............        51,152,364
                           ----------------
NET ASSETS:
ENDING NET ASSETS........  $     51,152,364
                           ----------------
SHARES ISSUED AND REDEEME
  SHARES SOLD -
    CLASS A..............         1,437,339
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............            38,209
  SHARES REDEEMED -
    CLASS A..............          (543,204)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................           932,344
  SHARES SOLD -
    CLASS B..............         3,788,681
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............            93,706
  SHARES REDEEMED -
    CLASS B..............          (819,929)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................         3,062,458
  SHARES SOLD -
    CLASS C..............           347,631
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............            10,533
  SHARES REDEEMED -
    CLASS C..............          (106,035)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................           252,129
  SHARES SOLD -
    INSTITUTIONAL
    CLASS................               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................               N/A
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS................               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....               N/A
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $         84,559
                           ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                 INTERMEDIATE GOVERNMENT
                                         INCOME
                           -----------------------------------
                                     FOR THE           FOR THE
                                  YEAR ENDED        YEAR ENDED
                             MAY 31, 2000(5)      MAY 31, 1999
--------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $     447,437,913  $    422,947,755
                           -----------------  ----------------
OPERATIONS:
  NET INVESTMENT
    INCOME...............         36,292,289        25,631,632
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........        (24,818,228)        9,601,541
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........         (2,504,140)      (17,398,354)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    FOREIGN CURRENCY.....                  0                 0
                           -----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          8,969,921        17,834,819
                           -----------------  ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............         (7,772,879)         (989,253)
    CLASS B..............         (1,861,068)         (436,710)
    CLASS C..............           (142,070)(6)              N/A
    INSTITUTIONAL
     CLASS...............        (26,326,161)      (24,119,784)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                  0                 0
    CLASS B..............                  0                 0
    CLASS C..............                  0               N/A
    INSTITUTIONAL
     CLASS...............                  0                 0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......        229,307,012        10,419,234
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............          5,528,205           656,708
  COST OF SHARES REDEEMED
    - CLASS A............        (53,251,940)       (6,477,809)
                           -----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................        181,583,277         4,598,133
                           -----------------  ----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......         57,945,911         2,225,321
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............          1,340,221           306,880
  COST OF SHARES REDEEMED
    - CLASS B............        (14,552,078)       (2,117,425)
                           -----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................         44,734,054           414,776
                           -----------------  ----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......          7,999,452(6)              N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............             86,802(6)              N/A
  COST OF SHARES REDEEMED
    - CLASS C............         (3,607,769)(6)              N/A
                           -----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................          4,478,485(6)              N/A
                           -----------------  ----------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS................         83,535,695        99,614,489
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................          4,117,311         3,149,067
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS................       (103,996,985)      (75,575,379)
                           -----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....        (16,343,979)       27,188,177
                           -----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS.............        187,319,580        24,490,158
                           -----------------  ----------------
NET ASSETS:
ENDING NET ASSETS........  $     634,757,493  $    447,437,913
                           -----------------  ----------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............         21,126,090           882,227
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............            519,485            57,675
  SHARES REDEEMED -
    CLASS A..............         (4,990,212)         (532,944)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................         16,655,363           406,958
  SHARES SOLD -
    CLASS B..............          5,343,404           197,858
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............            125,937            24,843
  SHARES REDEEMED -
    CLASS B..............         (1,362,932)         (186,963)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................          4,106,409            35,738
  SHARES SOLD -
    CLASS C..............            743,198(6)              N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............              8,176(6)              N/A
  SHARES REDEEMED -
    CLASS C..............           (339,074)(6)              N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................            412,300(6)              N/A
  SHARES SOLD -
    INSTITUTIONAL
    CLASS................          7,746,511         8,727,027
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................            384,049           276,758
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS................         (9,690,746)       (6,624,019)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....         (1,560,186)        2,379,766
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $         714,840  $        520,614
                           -----------------  ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                                 INCOME FUNDS
--------------------------------------------------------------------------------

                                         LIMITED TERM GOVERNMENT INCOME                               STABLE INCOME
                           ----------------------------------------------------------       ----------------------------------
                              FOR THE ELEVEN            FOR THE         FOR THE THREE                FOR THE           FOR THE
                                MONTHS ENDED         YEAR ENDED          MONTHS ENDED             YEAR ENDED        YEAR ENDED
                             MAY 31, 2000(7)   JUNE 30, 1999(8)      JUNE 30, 1998(9)           MAY 31, 2000      MAY 31, 1999
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $     132,387,973  $     135,808,583  $         81,667,790       $    190,146,200  $    154,592,410
                           -----------------  -----------------  --------------------       ----------------  ----------------
OPERATIONS:
  NET INVESTMENT
    INCOME...............          8,322,686          7,863,797             1,204,587             10,937,437         9,000,111
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........         (2,390,574)            29,922               197,277               (701,367)           77,235
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........         (2,990,751)        (3,516,889)             (315,497)            (1,632,414)         (817,887)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    FOREIGN CURRENCY.....                  0                  0                     0                      0                 0
                           -----------------  -----------------  --------------------       ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          2,941,361          4,376,830             1,086,367              8,603,656         8,259,459
                           -----------------  -----------------  --------------------       ----------------  ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............         (1,797,068)        (2,552,631)             (411,840)              (477,370)         (441,356)
    CLASS B..............           (432,404)          (435,667)              (16,670)(10)          (115,407)          (91,337)
    CLASS C..............                N/A                N/A                   N/A                    N/A               N/A
    INSTITUTIONAL
     CLASS...............         (6,103,604)        (4,875,499)             (776,077)           (10,234,518)       (8,493,767)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                  0                  0                     0                      0                 0
    CLASS B..............                  0                  0                     0(10)                  0                 0
    CLASS C..............                N/A                N/A                   N/A                    N/A               N/A
    INSTITUTIONAL
     CLASS...............                  0                  0                     0                      0                 0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......          4,495,987         35,462,628            11,342,063              1,741,130        69,160,904
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............          1,273,228          1,958,664               298,853                351,790           274,004
  COST OF SHARES REDEEMED
    - CLASS A............        (17,710,742)       (31,334,933)           (3,209,710)            (1,636,425)      (68,232,510)
                           -----------------  -----------------  --------------------       ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................        (11,941,527)         6,086,359             8,431,206                456,495         1,202,398
                           -----------------  -----------------  --------------------       ----------------  ----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......          3,356,306          4,909,279             7,582,398(10)          1,559,171         1,191,404
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............            349,777            374,047                     5(10)            103,710            81,915
  COST OF SHARES REDEEMED
    - CLASS B............         (4,188,868)        (2,896,538)              (27,179)(10)        (1,572,047)         (738,126)
                           -----------------  -----------------  --------------------       ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................           (482,785)         2,386,788             7,555,224(10)             90,834           535,193
                           -----------------  -----------------  --------------------       ----------------  ----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                N/A                N/A                   N/A                    N/A               N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A                N/A                   N/A                    N/A               N/A
  COST OF SHARES REDEEMED
    - CLASS C............                N/A                N/A                   N/A                    N/A               N/A
                           -----------------  -----------------  --------------------       ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                N/A                N/A                   N/A                    N/A               N/A
                           -----------------  -----------------  --------------------       ----------------  ----------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS................         96,762,357         16,076,383            43,495,528            120,568,832       104,727,907
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................          1,915,894          2,114,406               182,366              8,568,469         7,027,178
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS................        (47,113,940)       (26,597,579)           (5,405,311)          (114,888,520)      (77,171,885)
                           -----------------  -----------------  --------------------       ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....         51,564,311         (8,406,790)           38,272,583             14,248,781        34,583,200
                           -----------------  -----------------  --------------------       ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS.............         33,748,284         (3,420,610)           54,140,793             12,572,471        35,553,790
                           -----------------  -----------------  --------------------       ----------------  ----------------
NET ASSETS:
ENDING NET ASSETS........  $     166,136,257  $     132,387,973  $        135,808,583       $    202,718,671  $    190,146,200
                           -----------------  -----------------  --------------------       ----------------  ----------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............            471,237          3,504,267             1,131,614                170,237         6,572,253
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............            133,038            195,337                30,004                 34,557            26,555
  SHARES REDEEMED -
    CLASS A..............         (1,846,605)        (3,111,992)             (321,454)              (160,397)       (6,595,554)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................         (1,242,330)           587,612               840,164                 44,397              3254
  SHARES SOLD -
    CLASS B..............            349,468            488,761               756,223(10)            152,823           148,486
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............             36,565             37,358                     1(10)             10,193             7,941
  SHARES REDEEMED -
    CLASS B..............           (437,696)          (289,187)               (2,717)(10)          (154,241)         (100,175)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................            (51,663)           236,932               753,507(10)              8,775            56,252
  SHARES SOLD -
    CLASS C..............                N/A                N/A                   N/A                    N/A               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A                N/A                   N/A                    N/A               N/A
  SHARES REDEEMED -
    CLASS C..............                N/A                N/A                   N/A                    N/A               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                N/A                N/A                   N/A                    N/A               N/A
  SHARES SOLD -
    INSTITUTIONAL
    CLASS................         10,215,567          1,633,872             4,422,174             11,824,746        10,204,127
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................            204,333            215,215                18,665                841,855           680,833
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS................         (5,026,389)        (2,709,472)             (552,996)           (11,269,430)       (7,428,994)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....          5,393,511           (860,385)            3,887,843              1,397,171         3,455,966
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $          (2,040) $               0  $                  0       $        236,261  $        135,855
                           -----------------  -----------------  --------------------       ----------------  ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             VARIABLE RATE GOVERNMENT
                           -------------------------------------------------------------
                             FOR THE ELEVEN               FOR THE            FOR THE SIX
                               MONTHS ENDED            YEAR ENDED           MONTHS ENDED
                               MAY 31, 2000     JUNE 30, 1999(11)          JUNE 30, 1998
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $    108,202,622  $        169,619,917       $    231,810,756
                           ----------------  --------------------       ----------------
OPERATIONS:
  NET INVESTMENT
    INCOME...............         4,253,972             6,439,615              4,927,547
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........          (845,250)           (1,468,711)                12,439
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........           123,470            (1,882,277)            (1,051,658)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    FOREIGN CURRENCY.....                 0                     0                      0
                           ----------------  --------------------       ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........         3,532,192             3,088,627              3,888,328
                           ----------------  --------------------       ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............        (4,253,972)           (6,432,666)            (4,809,412)
    CLASS B..............               N/A                   N/A                    N/A
    CLASS C..............               N/A                (6,949)(12)          (118,135)
    INSTITUTIONAL
      CLASS..............               N/A                   N/A                    N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                 0                     0                      0
    CLASS B..............               N/A                   N/A                    N/A
    CLASS C..............               N/A                     0(12)                  0
    INSTITUTIONAL
      CLASS..............               N/A                   N/A                    N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......        39,889,676            93,797,081             48,964,576
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............           453,667               959,349                817,437
  COST OF SHARES REDEEMED
    - CLASS A............       (78,024,869)         (148,197,189)          (111,124,094)
                           ----------------  --------------------       ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................       (37,681,526)          (53,440,759)           (61,342,081)
                           ----------------  --------------------       ----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......               N/A                   N/A                    N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............               N/A                   N/A                    N/A
  COST OF SHARES REDEEMED
    - CLASS B............               N/A                   N/A                    N/A
                           ----------------  --------------------       ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................               N/A                   N/A                    N/A
                           ----------------  --------------------       ----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......               N/A                     0(12)         26,817,057
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............               N/A                 8,618(12)             60,258
  COST OF SHARES REDEEMED
    - CLASS C............               N/A            (4,634,166)(12)       (26,686,854)
                           ----------------  --------------------       ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................               N/A            (4,625,548)(12)           190,461
                           ----------------  --------------------       ----------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS................               N/A                   N/A                    N/A
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................               N/A                   N/A                    N/A
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS................               N/A                   N/A                    N/A
                           ----------------  --------------------       ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....               N/A                   N/A                    N/A
                           ----------------  --------------------       ----------------
INCREASE (DECREASE) IN
  NET ASSETS.............       (38,403,306)          (61,417,295)           (62,190,839)
                           ----------------  --------------------       ----------------
NET ASSETS:
ENDING NET ASSETS........  $     69,799,316  $        108,202,622       $    169,619,917
                           ----------------  --------------------       ----------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............         4,473,645            10,323,043              5,306,636
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............            50,929               105,348                 88,803
  SHARES REDEEMED -
    CLASS A..............        (8,757,346)          (16,309,899)           (12,066,556)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................        (4,232,772)           (5,881,508)            (6,671,117)
  SHARES SOLD -
    CLASS B..............               N/A                   N/A                    N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............               N/A                   N/A                    N/A
  SHARES REDEEMED -
    CLASS B..............               N/A                   N/A                    N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................               N/A                   N/A                    N/A
  SHARES SOLD -
    CLASS C..............               N/A              (331,880)(12)         1,937,902
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............               N/A                   625(12)              4,358
  SHARES REDEEMED -
    CLASS C..............               N/A                (4,126)(12)        (1,928,389)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................               N/A              (335,381)(12)            13,871
  SHARES SOLD -
    INSTITUTIONAL
    CLASS................               N/A                   N/A                    N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................               N/A                   N/A                    N/A
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS................               N/A                   N/A                    N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....               N/A                   N/A                    N/A
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $        (69,757) $                  0       $              0
                           ----------------  --------------------       ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO STATEMENTS OF CHANGES IN NET ASSETS                        INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(1)   This Fund commenced operations April 1, 1998.

(2) "Proceeds from shares sold" includes $1,168,370 for Class A, and "Shares sold" includes 126,310 for Class A as a result of the consolidation of the Norwest Advantage Total Return Bond Fund. "Proceeds from shares sold" includes $2,408,469 for Class B, and "Shares sold" includes 260,657 for Class B as a result of the consolidation of the Norwest Advantage Total Return Bond Fund. "Proceeds from shares sold" includes $82,283,786 for Institutional Class shares, and "Shares sold" includes 8,905,172 for Institutional Class shares as a result of the consolidation of the Norwest Advantage Total Return Bond Fund. "Proceeds from shares sold" includes $8,786,406 for Institutional Class shares, and "Shares sold" includes 950,910 for Institutional Class shares as a result of the consolidation of the Norwest Advantage Performa Strategic Value Bond Fund.

(3)   "Proceeds from shares sold" includes $20,822,516 for Institutional
      Class shares and "Shares sold" includes 2,096,930 for Institutional
      Class shares as a result of the consolidation of the Founders Trust Income Fund.

(4)   This Fund commenced operations on July 13, 1998.

(5) "Proceeds from shares sold" includes $145,943,819 for Class A, and "Shares sold" includes 13,426,294 for Class A as a result of the consolidation of the Stagecoach U.S. Govt. Income Fund. "Proceeds from shares sold" includes $61,839,662 for Class A, and "Shares sold" includes 5,689,021 for Class A as a result of the consolidation of the Stagecoach U.S. Govt. Allocation Fund. "Proceeds from shares sold" includes $35,145,993 for Class B, and "Shares sold" includes 3,236,279 for Class B as a result of the consolidation of the Stagecoach U.S. Govt. Income Fund. "Proceeds from shares sold" includes $17,089,828 for Class B, and "Shares sold" includes 1,573,649 for Class B as a result of the consolidation of the Stagecoach U.S. Govt. Allocation Fund. "Proceeds from shares sold" includes $4,408,810 for Class C, and "Shares sold" 405,968 for Class C as a result of the consolidation of the Stagecoach U.S. Govt. Income Fund. "Proceeds from shares sold" includes $6,920,937 for Institutional Class shares, and "Shares sold" includes 636,701 for Institutional Class shares as a result of the consolidation of the Stagecoach U.S. Govt. Income Fund.

(6)   This class of shares commenced operations on November 8, 1999.

(7) "Proceeds from shares sold" includes $78,780,293 for Institutional shares, and "Shares sold" includes 8,292,662 for Institutional shares as a result of the consolidation of the Norwest Advantage Limited Term Government Income Fund.

(8) "Proceeds from shares sold" includes $8,897,237 for Class A as a result of the consolidation of the Masterworks Short-Intermediate Term Fund.

(9) "Proceeds from shares sold" includes $9,084,926 for Class A $7,491,591 for Class B and $41,157,653 for Institutional Class as a result of the consolidation of the Stagecoach Intermediate Bond Fund.

(10)  This class of shares commenced operations on June 15, 1998.

(11) "Proceeds from shares sold" includes $4,577,231 for Class A as a result of the conversion of the Fund's Class C shares on July 13, 1998.

(12)  This class of shares ceased operations on July 13, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS                                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        NET REALIZED
                                               BEGINNING                         AND   DIVIDENDS  DISTRIBUTIONS
                                               NET ASSET         NET      UNREALIZED    FROM NET       FROM NET
                                               VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT       REALIZED
                                                   SHARE      INCOME     INVESTMENTS      INCOME          GAINS
---------------------------------------------------------------------------------------------------------------

CORPORATE BOND FUND
A SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............   $  9.62       0.59          (0.90)       (0.59)            0
JULY 1, 1998 TO JUNE 30, 1999................   $ 10.03       0.62          (0.37)       (0.62)        (0.04)
APRIL 1, 1998(4) TO JUNE 30, 1998............   $ 10.00       0.17           0.03        (0.17)            0
B SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............   $  9.62       0.52          (0.90)       (0.52)            0
JULY 1, 1998 TO JUNE 30, 1999................   $ 10.03       0.55          (0.37)       (0.55)        (0.04)
APRIL 1, 1998(4) TO JUNE 30, 1998............   $ 10.00       0.15           0.03        (0.15)            0
C SHARES
JULY 1, 1999(3) TO NOVEMBER 30, 1999.........   $  9.62       0.52          (0.91)       (0.52)            0
JULY 1, 1998 TO JUNE 30, 1999................   $ 10.03       0.55          (0.37)       (0.55)        (0.04)
APRIL 1, 1998(4) TO JUNE 30, 1998............   $ 10.00       0.15           0.03        (0.15)            0

DIVERSIFIED BOND FUND
---------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JUNE 1, 1999 TO MAY 31, 2000.................   $ 26.11       1.43          (0.63)       (1.16)        (0.53)
JUNE 1, 1998 TO MAY 31, 1999.................   $ 27.03       1.34          (0.17)       (1.43)        (0.66)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 25.60       1.61           1.51        (1.66)        (0.03)
JUNE 1, 1996 TO MAY 31, 1997.................   $ 26.03       1.59           0.01        (1.69)        (0.34)
NOVEMBER 1, 1995 TO MAY 31, 1996(6)..........   $ 27.92       1.07          (0.99)       (1.67)        (0.30)
NOVEMBER 11, 1994(4) TO OCTOBER 31, 1995.....   $ 25.08       1.65           1.19            0             0

INCOME FUND
---------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 1999 TO MAY 31, 2000.................   $  9.48       0.59          (0.62)       (0.59)            0
JUNE 1, 1998 TO MAY 31, 1999.................   $  9.79       0.59          (0.31)       (0.59)            0
JUNE 1, 1997 TO MAY 31, 1998.................   $  9.27       0.61           0.52        (0.61)            0
JUNE 1, 1996 TO MAY 31, 1997.................   $  9.27       0.62              0        (0.62)            0
JUNE 1, 1995 TO MAY 31, 1996.................   $  9.63       0.61          (0.36)       (0.61)            0
B SHARES
JUNE 1, 1999 TO MAY 31, 2000.................   $  9.46       0.53          (0.62)       (0.53)            0
JUNE 1, 1998 TO MAY 31, 1999.................   $  9.77       0.52          (0.31)       (0.52)            0
JUNE 1, 1997 TO MAY 31, 1998.................   $  9.26       0.54           0.51        (0.54)            0
JUNE 1, 1996 TO MAY 31, 1997.................   $  9.26       0.55              0        (0.55)            0
JUNE 1, 1995 TO MAY 31, 1996.................   $  9.61       0.54          (0.35)       (0.54)            0
INSTITUTIONAL SHARES
JUNE 1, 1999 TO MAY 31, 2000.................   $  9.47       0.61          (0.62)       (0.61)            0
JUNE 1, 1998 TO MAY 31, 1999.................   $  9.78       0.59          (0.31)       (0.59)            0
JUNE 1, 1997 TO MAY 31, 1998.................   $  9.27       0.61           0.51        (0.61)            0
JUNE 1, 1996 TO MAY 31, 1997.................   $  9.26       0.62           0.01        (0.62)            0
JUNE 1, 1995 TO MAY 31, 1996.................   $  9.62       0.61          (0.36)       (0.61)            0

INCOME PLUS FUND
---------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............   $ 12.04       0.79          (1.44)       (0.79)            0
JULY 13, 1998(4) TO JUNE 30, 1999............   $ 12.50       0.77          (0.46)       (0.77)            0
B SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............   $ 12.05       0.72          (1.44)       (0.72)            0
JULY 13, 1998(4) TO JUNE 30, 1999............   $ 12.50       0.68          (0.45)       (0.68)            0
C SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............   $ 12.05       0.72          (1.44)       (0.72)            0
JULY 13, 1998(4) TO JUNE 30, 1999............   $ 12.50       0.68          (0.45)       (0.68)            0

INTERMEDIATE GOVERNMENT INCOME FUND
---------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 1999 TO MAY 31, 2000.................   $ 11.04       0.64          (0.44)       (0.68)            0
JUNE 1, 1998 TO MAY 31, 1999.................   $ 11.22       0.64          (0.17)       (0.65)            0
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.84       0.77           0.31        (0.70)            0
JUNE 1, 1996 TO MAY 31, 1997.................   $ 10.89       0.73          (0.05)       (0.73)            0
MAY 2, 1996(4) TO MAY 31, 1996...............   $ 10.89       0.03              0        (0.03)            0

FINANCIAL HIGHLIGHTS                                                INCOME FUNDS
--------------------------------------------------------------------------------

                                                             ENDING    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                          NET ASSET  ---------------------------------------------
                                               RETURN OF  VALUE PER  NET INVESTMENT            NET           GROSS
                                                 CAPITAL      SHARE          INCOME       EXPENSES     EXPENSES(1)
------------------------------------------------------------------------------------------------------------------

CORPORATE BOND FUND
A SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............         0    $  8.72          6.95%            1.00%          1.59%
JULY 1, 1998 TO JUNE 30, 1999................         0    $  9.62          6.21%            0.93%          2.10%
APRIL 1, 1998(4) TO JUNE 30, 1998............         0    $ 10.03          6.47%            0.56%          3.74%
B SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............         0    $  8.72          6.16%            1.75%          2.37%
JULY 1, 1998 TO JUNE 30, 1999................         0    $  9.62          5.43%            1.68%          2.65%
APRIL 1, 1998(4) TO JUNE 30, 1998............         0    $ 10.03          5.47%            1.35%          4.30%
C SHARES
JULY 1, 1999(3) TO NOVEMBER 30, 1999.........         0    $  8.72          6.16%            1.75%          2.43%
JULY 1, 1998 TO JUNE 30, 1999................         0    $  9.62          5.39%            1.70%          2.94%
APRIL 1, 1998(4) TO JUNE 30, 1998............         0    $ 10.03          5.57%            1.34%          8.58%

DIVERSIFIED BOND FUND
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JUNE 1, 1999 TO MAY 31, 2000.................         0    $ 25.22          5.80%            0.70%(5)       0.92%(5)
JUNE 1, 1998 TO MAY 31, 1999.................         0    $ 26.11          5.58%            0.70%(5)       1.07%(5)
JUNE 1, 1997 TO MAY 31, 1998.................         0    $ 27.03          5.98%            0.70%(5)       1.02%(5)
JUNE 1, 1996 TO MAY 31, 1997.................         0    $ 25.60          6.19%            0.70%          0.77%
NOVEMBER 1, 1995 TO MAY 31, 1996(6)..........         0    $ 26.03          6.78%            0.70%          0.77%
NOVEMBER 11, 1994(4) TO OCTOBER 31, 1995.....         0    $ 27.92          5.87%            0.67%          0.82%

INCOME FUND
------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 1999 TO MAY 31, 2000.................         0    $  8.86          6.50%            0.90%          1.05%
JUNE 1, 1998 TO MAY 31, 1999.................         0    $  9.48          5.98%            0.75%          1.08%
JUNE 1, 1997 TO MAY 31, 1998.................         0    $  9.79          6.29%            0.75%          1.14%
JUNE 1, 1996 TO MAY 31, 1997.................         0    $  9.27          6.59%            0.75%          1.17%
JUNE 1, 1995 TO MAY 31, 1996.................         0    $  9.27          6.33%            0.75%          1.16%
B SHARES
JUNE 1, 1999 TO MAY 31, 2000.................         0    $  8.84          5.74%            1.65%          1.93%
JUNE 1, 1998 TO MAY 31, 1999.................         0    $  9.46          5.22%            1.50%          2.13%
JUNE 1, 1997 TO MAY 31, 1998.................         0    $  9.77          5.54%            1.50%          2.19%
JUNE 1, 1996 TO MAY 31, 1997.................         0    $  9.26          5.87%            1.50%          2.25%
JUNE 1, 1995 TO MAY 31, 1996.................         0    $  9.26          5.57%            1.50%          2.27%
INSTITUTIONAL SHARES
JUNE 1, 1999 TO MAY 31, 2000.................         0    $  8.85          6.65%            0.75%          0.82%
JUNE 1, 1998 TO MAY 31, 1999.................         0    $  9.47          6.00%            0.75%          0.92%
JUNE 1, 1997 TO MAY 31, 1998.................         0    $  9.78          6.32%            0.75%          0.92%
JUNE 1, 1996 TO MAY 31, 1997.................         0    $  9.27          6.59%            0.75%          1.02%
JUNE 1, 1995 TO MAY 31, 1996.................         0    $  9.26          6.30%            0.75%          1.06%

INCOME PLUS FUND
------------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............         0    $ 10.60          7.56%            1.08%          1.41%
JULY 13, 1998(4) TO JUNE 30, 1999............         0    $ 12.04          6.95%            0.66%          1.62%
B SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............         0    $ 10.61          6.77%            1.86%          2.18%
JULY 13, 1998(4) TO JUNE 30, 1999............         0    $ 12.05          6.25%            1.50%          2.14%
C SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............         0    $ 10.61          6.80%            1.83%          2.27%
JULY 13, 1998(4) TO JUNE 30, 1999............         0    $ 12.05          6.23%            1.47%          2.49%

INTERMEDIATE GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 1999 TO MAY 31, 2000.................         0    $ 10.56          6.29%            0.94%          1.16%
JUNE 1, 1998 TO MAY 31, 1999.................         0    $ 11.04          5.76%            0.68%          0.87%
JUNE 1, 1997 TO MAY 31, 1998.................         0    $ 11.22          6.35%            0.68%          0.86%
JUNE 1, 1996 TO MAY 31, 1997.................         0    $ 10.84          6.58%            0.68%          0.80%
MAY 2, 1996(4) TO MAY 31, 1996...............         0    $ 10.89          7.32%            0.75%          1.74%


                                                              PORTFOLIO         NET ASSETS AT
                                                   TOTAL       TURNOVER         END OF PERIOD
                                               RETURN(2)           RATE       (000'S OMITTED)
---------------------------------------------
CORPORATE BOND FUND
A SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............    (3.36)%           103%            $  5,062
JULY 1, 1998 TO JUNE 30, 1999................     2.45%            115%            $  5,482
APRIL 1, 1998(4) TO JUNE 30, 1998............     1.98%             33%            $  5,503
B SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............    (4.03)%           103%            $  9,494
JULY 1, 1998 TO JUNE 30, 1999................     1.68%            115%            $ 11,311
APRIL 1, 1998(4) TO JUNE 30, 1998............     1.81%             33%            $  4,595
C SHARES
JULY 1, 1999(3) TO NOVEMBER 30, 1999.........    (4.02)%           103%            $  1,039
JULY 1, 1998 TO JUNE 30, 1999................     1.67%            115%            $  1,994
APRIL 1, 1998(4) TO JUNE 30, 1998............     1.78%             33%             $   299
DIVERSIFIED BOND FUND
---------------------------------------------
INSTITUTIONAL SHARES
JUNE 1, 1999 TO MAY 31, 2000.................     3.22%             68%(10)        $190,283
JUNE 1, 1998 TO MAY 31, 1999.................     4.15%             77%(10)        $179,133
JUNE 1, 1997 TO MAY 31, 1998.................    12.39%             91%(10)        $134,831
JUNE 1, 1996 TO MAY 31, 1997.................     6.23%             57%            $162,310
NOVEMBER 1, 1995 TO MAY 31, 1996(6)..........     0.22%            119%            $167,159
NOVEMBER 11, 1994(4) TO OCTOBER 31, 1995.....    11.32%             59%            $171,453
INCOME FUND
---------------------------------------------
A SHARES
JUNE 1, 1999 TO MAY 31, 2000.................    (0.23)%           124%            $ 16,895
JUNE 1, 1998 TO MAY 31, 1999.................     2.81%            202%            $ 13,731
JUNE 1, 1997 TO MAY 31, 1998.................    12.47%            167%            $  7,661
JUNE 1, 1996 TO MAY 31, 1997.................     6.79%            231%            $  5,142
JUNE 1, 1995 TO MAY 31, 1996.................     2.58%            270%            $  5,521
B SHARES
JUNE 1, 1999 TO MAY 31, 2000.................    (1.00)%           124%            $  8,611
JUNE 1, 1998 TO MAY 31, 1999.................     2.03%            202%            $  7,726
JUNE 1, 1997 TO MAY 31, 1998.................    11.52%            167%            $  4,855
JUNE 1, 1996 TO MAY 31, 1997.................     6.03%            231%            $  3,349
JUNE 1, 1995 TO MAY 31, 1996.................     1.92%            270%            $  3,292
INSTITUTIONAL SHARES
JUNE 1, 1999 TO MAY 31, 2000.................    (0.10)%           124%            $369,719
JUNE 1, 1998 TO MAY 31, 1999.................     2.81%            202%            $348,472
JUNE 1, 1997 TO MAY 31, 1998.................    12.35%            167%            $290,566
JUNE 1, 1996 TO MAY 31, 1997.................     6.90%            231%            $258,207
JUNE 1, 1995 TO MAY 31, 1996.................     2.58%            270%            $271,157
INCOME PLUS FUND
---------------------------------------------
A SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............    (5.56)%            95%            $  8,371
JULY 13, 1998(4) TO JUNE 30, 1999............     2.52%            176%            $ 11,223
B SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............    (6.19)%            95%            $ 28,336
JULY 13, 1998(4) TO JUNE 30, 1999............     1.87%            176%            $ 36,892
C SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............    (6.19)%            95%            $  2,550
JULY 13, 1998(4) TO JUNE 30, 1999............     1.87%            176%            $  3,037
INTERMEDIATE GOVERNMENT INCOME FUND
---------------------------------------------
A SHARES
JUNE 1, 1999 TO MAY 31, 2000.................     1.92%            139%            $193,615
JUNE 1, 1998 TO MAY 31, 1999.................     4.21%            124%            $ 18,594
JUNE 1, 1997 TO MAY 31, 1998.................    10.19%             97%            $ 14,325
JUNE 1, 1996 TO MAY 31, 1997.................     6.36%            183%            $ 13,038
MAY 2, 1996(4) TO MAY 31, 1996...............     0.26%             75%            $ 16,562

INCOME FUNDS                                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        NET REALIZED
                                               BEGINNING                         AND   DIVIDENDS  DISTRIBUTIONS
                                               NET ASSET         NET      UNREALIZED    FROM NET       FROM NET
                                               VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT       REALIZED
                                                   SHARE      INCOME     INVESTMENTS      INCOME          GAINS
---------------------------------------------------------------------------------------------------------------
B SHARES
JUNE 1, 1999 TO MAY 31, 2000.................   $ 11.04       0.62          (0.51)       (0.60)            0
JUNE 1, 1998 TO MAY 31, 1999.................   $ 11.21       0.53          (0.13)       (0.57)            0
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.83       0.69           0.31        (0.62)            0
JUNE 1, 1996 TO MAY 31, 1997.................   $ 10.89       0.64          (0.05)       (0.65)            0
MAY 17, 1996(4) TO MAY 31, 1996..............   $ 10.97       0.03          (0.08)       (0.03)            0
C SHARES
NOVEMBER 8, 1999(4) TO MAY 31, 2000..........   $ 10.86       0.32          (0.31)       (0.32)            0
INSTITUTIONAL SHARES
JUNE 1, 1999 TO MAY 31, 2000.................   $ 11.05       0.70          (0.50)       (0.69)            0
JUNE 1, 1998 TO MAY 31, 1999.................   $ 11.22       0.66          (0.18)       (0.65)            0
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.84       0.71           0.37        (0.70)            0
JUNE 1, 1996 TO MAY 31, 1997.................   $ 10.89       0.72          (0.04)       (0.73)            0
NOVEMBER 1, 1995 TO MAY 31, 1996.............   $ 12.40       0.40           0.53        (1.32)        (1.12)
NOVEMBER 11, 1994(4) TO OCTOBER 31, 1995.....   $ 11.11       0.93           0.36            0             0

LIMITED TERM GOVERNMENT INCOME FUND
---------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............   $  9.74       0.50          (0.30)       (0.50)            0
JULY 1, 1998 TO JUNE 30, 1999................   $  9.97       0.57          (0.23)       (0.57)            0
APRIL 1, 1998(7) TO JUNE 30, 1998............   $  9.95       0.13           0.02        (0.13)            0
APRIL 1, 1997 TO MARCH 31, 1998..............   $  9.64       0.51           0.31        (0.51)            0
OCTOBER 1, 1996(8) TO MARCH 31, 1997.........   $  9.73       0.34          (0.09)       (0.34)            0
JANUARY 1, 1996(9) TO SEPTEMBER 30, 1996.....   $ 10.00       0.41          (0.27)       (0.41)            0
JANUARY 1, 1995 TO DECEMBER 31, 1995.........   $  9.39       0.55           0.61        (0.55)            0
B SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............   $  9.74       0.43          (0.30)       (0.43)            0
JULY 1, 1998 TO JUNE 30, 1999................   $  9.97       0.50          (0.23)       (0.50)            0
JUNE 15, 1998(4) TO JUNE 30, 1998............   $ 10.03       0.02          (0.06)       (0.02)            0
INSTITUTIONAL SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............   $  9.55       0.51          (0.29)       (0.51)            0
JULY 1, 1998 TO JUNE 30, 1999................   $  9.78       0.56          (0.23)       (0.56)            0
APRIL 1, 1998(7) TO JUNE 30, 1998............   $  9.76       0.13           0.02        (0.13)            0
APRIL 1, 1997 TO MARCH 31, 1998..............   $  9.45       0.51           0.31        (0.51)            0
OCTOBER 1, 1996(8) TO MARCH 31, 1997.........   $  9.54       0.34          (0.09)       (0.34)            0
SEPTEMBER 6, 1996(4) TO SEPTEMBER 30, 1996...   $  9.46       0.03           0.08        (0.03)            0

STABLE INCOME FUND
---------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 1999 TO MAY 31, 2000.................   $ 10.26       0.54          (0.11)       (0.54)            0
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.31       0.54          (0.06)       (0.53)            0
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.24       0.58           0.06        (0.57)            0
JUNE 1, 1996 TO MAY 31, 1997.................   $ 10.20       0.58           0.04        (0.58)            0
MAY 2, 1996(4) TO MAY 31, 1996...............   $ 10.22       0.02              0        (0.04)            0
B SHARES
JUNE 1, 1999 TO MAY 31, 2000.................   $ 10.26       0.46          (0.12)       (0.46)            0
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.30       0.44          (0.04)       (0.44)            0
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.24       0.51           0.04        (0.49)            0
JUNE 1, 1996 TO MAY 31, 1997.................   $ 10.20       0.52           0.02        (0.50)            0
MAY 17, 1996(4) TO MAY 31, 1996..............   $ 10.23       0.02          (0.01)       (0.04)            0
INSTITUTIONAL SHARES
JUNE 1, 1999 TO MAY 31, 2000.................   $ 10.27       0.55          (0.12)       (0.55)            0
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.30       0.52          (0.02)       (0.53)            0
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.24       0.58           0.05        (0.57)            0
JUNE 1, 1996 TO MAY 31, 1997.................   $ 10.20       0.58           0.04        (0.58)            0
NOVEMBER 1, 1995 TO MAY 31, 1996.............   $ 10.72       0.28           0.03        (0.77)        (0.06)
NOVEMBER 11, 1994(4) TO OCTOBER 31, 1995.....   $ 10.00       0.50           0.22            0             0

VARIABLE RATE GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............   $  8.96       0.42          (0.06)       (0.42)            0
JULY 1, 1998 TO JUNE 30, 1999................   $  9.19       0.43          (0.23)       (0.43)            0
JANUARY 1, 1998(11) TO JUNE 30, 1998.........   $  9.23       0.24          (0.04)       (0.24)            0
JANUARY 1, 1997 TO DECEMBER 31, 1997.........   $  9.25       0.51          (0.02)       (0.51)            0
JANUARY 1, 1996 TO DECEMBER 31, 1996.........   $  9.35       0.50          (0.10)       (0.46)            0
JANUARY 1, 1995 TO DECEMBER 31, 1995.........   $  9.19       0.53           0.16        (0.53)            0

FINANCIAL HIGHLIGHTS                                                INCOME FUNDS
--------------------------------------------------------------------------------

                                                             ENDING    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                          NET ASSET  ---------------------------------------------
                                               RETURN OF  VALUE PER  NET INVESTMENT            NET           GROSS
                                                 CAPITAL      SHARE          INCOME       EXPENSES     EXPENSES(1)
------------------------------------------------------------------------------------------------------------------
B SHARES
JUNE 1, 1999 TO MAY 31, 2000.................         0    $ 10.55          5.55%            1.68%          1.83%
JUNE 1, 1998 TO MAY 31, 1999.................         0    $ 11.04          5.01%            1.43%          1.91%
JUNE 1, 1997 TO MAY 31, 1998.................         0    $ 11.21          5.60%            1.43%          1.85%
JUNE 1, 1996 TO MAY 31, 1997.................         0    $ 10.83          5.80%            1.42%          1.85%
MAY 17, 1996(4) TO MAY 31, 1996..............         0    $ 10.89          5.56%            1.35%          2.65%
C SHARES
NOVEMBER 8, 1999(4) TO MAY 31, 2000..........         0    $ 10.55          5.54%            1.71%          1.90%
INSTITUTIONAL SHARES
JUNE 1, 1999 TO MAY 31, 2000.................         0    $ 10.56          6.43%            0.68%          0.75%
JUNE 1, 1998 TO MAY 31, 1999.................         0    $ 11.05          5.77%            0.68%          0.72%
JUNE 1, 1997 TO MAY 31, 1998.................         0    $ 11.22          6.35%            0.68%          0.72%
JUNE 1, 1996 TO MAY 31, 1997.................         0    $ 10.84          6.57%            0.68%          0.72%
NOVEMBER 1, 1995 TO MAY 31, 1996.............         0    $ 10.89          6.71%            0.71%          1.17%
NOVEMBER 11, 1994(4) TO OCTOBER 31, 1995.....         0    $ 12.40          7.79%            0.68%          0.93%

LIMITED TERM GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............         0    $  9.44          5.62%            0.96%          1.21%
JULY 1, 1998 TO JUNE 30, 1999................         0    $  9.74          5.66%            0.96%          1.21%
APRIL 1, 1998(7) TO JUNE 30, 1998............         0    $  9.97          5.36%            0.96%          1.24%
APRIL 1, 1997 TO MARCH 31, 1998..............         0    $  9.95          5.19%            0.78%          1.30%
OCTOBER 1, 1996(8) TO MARCH 31, 1997.........         0    $  9.64          6.96%            0.71%          1.12%
JANUARY 1, 1996(9) TO SEPTEMBER 30, 1996.....         0    $  9.73          5.60%            0.76%          1.21%
JANUARY 1, 1995 TO DECEMBER 31, 1995.........         0    $ 10.00          5.64%            0.71%          1.67%
B SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............         0    $  9.44          4.89%            1.69%          1.96%
JULY 1, 1998 TO JUNE 30, 1999................         0    $  9.74          4.95%            1.66%          1.99%
JUNE 15, 1998(4) TO JUNE 30, 1998............         0    $  9.97          5.08%            1.66%          1.97%
INSTITUTIONAL SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............         0    $  9.26          5.87%            0.72%          0.90%
JULY 1, 1998 TO JUNE 30, 1999................         0    $  9.55          5.72%            0.91%          1.08%
APRIL 1, 1998(7) TO JUNE 30, 1998............         0    $  9.78          5.44%            0.91%          1.08%
APRIL 1, 1997 TO MARCH 31, 1998..............         0    $  9.76          5.28%            0.69%          1.07%
OCTOBER 1, 1996(8) TO MARCH 31, 1997.........         0    $  9.45          7.01%            0.65%          1.02%
SEPTEMBER 6, 1996(4) TO SEPTEMBER 30, 1996...         0    $  9.54          5.14%            0.59%          0.84%

STABLE INCOME FUND
------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 1999 TO MAY 31, 2000.................         0    $ 10.15          5.29%            0.79%(5)       0.96%(5)
JUNE 1, 1998 TO MAY 31, 1999.................         0    $ 10.26          5.11%            0.65%(5)       0.95%(5)
JUNE 1, 1997 TO MAY 31, 1998.................         0    $ 10.31          5.74%            0.65%(5)       0.91%(5)
JUNE 1, 1996 TO MAY 31, 1997.................         0    $ 10.24          5.69%            0.65%          0.87%
MAY 2, 1996(4) TO MAY 31, 1996...............         0    $ 10.20          5.77%            0.70%          2.22%
B SHARES
JUNE 1, 1999 TO MAY 31, 2000.................         0    $ 10.14          4.54%            1.54%(5)       1.95%(5)
JUNE 1, 1998 TO MAY 31, 1999.................         0    $ 10.26          4.34%            1.40%(5)       2.15%(5)
JUNE 1, 1997 TO MAY 31, 1998.................         0    $ 10.30          4.94%            1.40%(5)       2.31%(5)
JUNE 1, 1996 TO MAY 31, 1997.................         0    $ 10.24          4.96%            1.39%          2.89%
MAY 17, 1996(4) TO MAY 31, 1996..............         0    $ 10.20          5.02%            1.42%          3.07%
INSTITUTIONAL SHARES
JUNE 1, 1999 TO MAY 31, 2000.................         0    $ 10.15          5.44%            0.65%(5)       0.77%(5)
JUNE 1, 1998 TO MAY 31, 1999.................         0    $ 10.27          5.10%            0.65%(5)       0.76%(5)
JUNE 1, 1997 TO MAY 31, 1998.................         0    $ 10.30          5.69%            0.65%(5)       0.76%(5)
JUNE 1, 1996 TO MAY 31, 1997.................         0    $ 10.24          5.73%            0.65%          0.79%
NOVEMBER 1, 1995 TO MAY 31, 1996.............         0    $ 10.20          5.74%            0.65%          0.92%
NOVEMBER 11, 1994(4) TO OCTOBER 31, 1995.....         0    $ 10.72          5.91%            0.65%          0.98%

VARIABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............         0    $  8.90          5.06%            0.78%          1.09%
JULY 1, 1998 TO JUNE 30, 1999................         0    $  8.96          4.71%            0.78%          1.13%
JANUARY 1, 1998(11) TO JUNE 30, 1998.........         0    $  9.19          5.21%            0.78%          1.11%
JANUARY 1, 1997 TO DECEMBER 31, 1997.........         0    $  9.23          5.55%            0.81%          1.09%
JANUARY 1, 1996 TO DECEMBER 31, 1996.........     (0.04)   $  9.25          5.36%            0.88%          0.98%
JANUARY 1, 1995 TO DECEMBER 31, 1995.........         0    $  9.35          5.71%            0.84%          0.96%


                                                              PORTFOLIO         NET ASSETS AT
                                                   TOTAL       TURNOVER         END OF PERIOD
                                               RETURN(2)           RATE       (000'S OMITTED)
---------------------------------------------
B SHARES
JUNE 1, 1999 TO MAY 31, 2000.................     1.06%            139%         $    51,495
JUNE 1, 1998 TO MAY 31, 1999.................     3.53%            124%         $     8,540
JUNE 1, 1997 TO MAY 31, 1998.................     9.38%             97%         $     8,277
JUNE 1, 1996 TO MAY 31, 1997.................     5.51%            183%         $     8,970
MAY 17, 1996(4) TO MAY 31, 1996..............    (0.49)%            75%         $    10,682
C SHARES
NOVEMBER 8, 1999(4) TO MAY 31, 2000..........     1.07%            139%         $     4,348
INSTITUTIONAL SHARES
JUNE 1, 1999 TO MAY 31, 2000.................     1.94%            139%         $   385,299
JUNE 1, 1998 TO MAY 31, 1999.................     4.30%            124%         $   420,305
JUNE 1, 1997 TO MAY 31, 1998.................    10.19%             97%         $   400,346
JUNE 1, 1996 TO MAY 31, 1997.................     6.36%            183%         $   371,278
NOVEMBER 1, 1995 TO MAY 31, 1996.............     0.60%             75%         $   399,324
NOVEMBER 11, 1994(4) TO OCTOBER 31, 1995.....    11.58%            241%         $    50,213
LIMITED TERM GOVERNMENT INCOME FUND
---------------------------------------------
A SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............     2.08%             80%         $    29,928
JULY 1, 1998 TO JUNE 30, 1999................     3.37%            116%         $    42,956
APRIL 1, 1998(7) TO JUNE 30, 1998............     1.54%             12%         $    38,149
APRIL 1, 1997 TO MARCH 31, 1998..............     8.69%             48%         $    29,694
OCTOBER 1, 1996(8) TO MARCH 31, 1997.........     2.57%             52%         $    33,920
JANUARY 1, 1996(9) TO SEPTEMBER 30, 1996.....     1.34%            389%         $    37,465
JANUARY 1, 1995 TO DECEMBER 31, 1995.........    12.67%            472%         $    39,928
B SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............     1.39%             80%         $     8,864
JULY 1, 1998 TO JUNE 30, 1999................     2.65%            116%         $     9,643
JUNE 15, 1998(4) TO JUNE 30, 1998............    (0.38)%            12%         $     7,514
INSTITUTIONAL SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............     2.34%             80%         $   127,344
JULY 1, 1998 TO JUNE 30, 1999................     3.38%            116%         $    79,789
APRIL 1, 1998(7) TO JUNE 30, 1998............     1.56%             12%         $    90,146
APRIL 1, 1997 TO MARCH 31, 1998..............     8.85%             48%         $    51,973
OCTOBER 1, 1996(8) TO MARCH 31, 1997.........     2.58%             52%         $    60,150
SEPTEMBER 6, 1996(4) TO SEPTEMBER 30, 1996...     1.08%            389%         $    73,637
STABLE INCOME FUND
---------------------------------------------
A SHARES
JUNE 1, 1999 TO MAY 31, 2000.................     4.28%             40%(10)     $     8,912
JUNE 1, 1998 TO MAY 31, 1999.................     4.74%             29%(10)     $     8,559
JUNE 1, 1997 TO MAY 31, 1998.................     6.38%             37%(10)     $     8,561
JUNE 1, 1996 TO MAY 31, 1997.................     6.24%             41%         $    12,451
MAY 2, 1996(4) TO MAY 31, 1996...............     0.23%            110%         $    16,256
B SHARES
JUNE 1, 1999 TO MAY 31, 2000.................     3.40%             40%(10)     $     2,449
JUNE 1, 1998 TO MAY 31, 1999.................     4.07%             29%(10)     $     2,387
JUNE 1, 1997 TO MAY 31, 1998.................     5.50%             37%(10)     $     1,817
JUNE 1, 1996 TO MAY 31, 1997.................     5.43%             41%         $     1,056
MAY 17, 1996(4) TO MAY 31, 1996..............     0.12%            110%         $       867
INSTITUTIONAL SHARES
JUNE 1, 1999 TO MAY 31, 2000.................     4.32%             40%(10)     $   191,358
JUNE 1, 1998 TO MAY 31, 1999.................     4.95%             29%(10)     $   179,201
JUNE 1, 1997 TO MAY 31, 1998.................     6.28%             37%(10)     $   144,215
JUNE 1, 1996 TO MAY 31, 1997.................     6.24%             41%         $   111,030
NOVEMBER 1, 1995 TO MAY 31, 1996.............     2.97%            110%         $    83,404
NOVEMBER 11, 1994(4) TO OCTOBER 31, 1995.....     7.20%            116%         $    48,087
VARIABLE RATE GOVERNMENT FUND
---------------------------------------------
A SHARES
JULY 1, 1999(3) TO MAY 31, 2000..............     4.09%             36%         $    69,799
JULY 1, 1998 TO JUNE 30, 1999................     2.17%             80%         $   108,203
JANUARY 1, 1998(11) TO JUNE 30, 1998.........     2.16%             45%         $   164,994
JANUARY 1, 1997 TO DECEMBER 31, 1997.........     5.43%             92%         $   227,353
JANUARY 1, 1996 TO DECEMBER 31, 1996.........     4.41%            277%         $   393,948
JANUARY 1, 1995 TO DECEMBER 31, 1995.........     7.69%            317%         $   653,897

INCOME FUNDS                                       NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.

(3)   The Fund changed its fiscal year-end from June 30 to May 31.

(4)   Commencement of operations.

(5) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(6)   The Fund changed its fiscal year-end from October 31 to May 31.

(7)   The Fund changed its fiscal year-end from March 31 to June 30.

(8)   The Fund changed its fiscal year-end from September 30 to March 31.

(9)   The Fund changed its fiscal year-end from December 31 to September 30.

(10) Portfolio turnover rate represents the activity from the Funds' investment in a core portfolio.

(11)  The Fund changed its fiscal year-end from December 31 to June 30.

NOTES TO FINANCIAL STATEMENTS                                       INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") was organized on March 10, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 61 separate series. These financial statements represent Corporate Bond, Diversified Bond, Income, Income Plus, Intermediate Government Income, Limited Term Government Income, Stable Income, and Variable Rate Government Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Company.
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective on the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through a tax-free exchange of shares as follows:

Stagecoach Fund                                    Norwest Advantage Fund                       Wells Fargo Fund
CORPORATE BOND*                                                                     CORPORATE BOND

                                          DIVERSIFIED BOND*                         DIVERSIFIED BOND

                                          INCOME*                                   INCOME

                                          TOTAL RETURN BOND

                                          PERFORMA STRATEGIC VALUE BOND

STRATEGIC INCOME*                                                                   INCOME PLUS

U.S. GOVERNMENT INCOME                    INTERMEDIATE GOVERNMENT INCOME*           INTERMEDIATE GOVERNMENT INCOME

U.S. GOVERNMENT ALLOCATION

SHORT INTERMEDIATE U.S. GOVERNMENT        LIMITED TERM GOVERNMENT INCOME            LIMITED TERM GOVERNMENT INCOME
  INCOME*

                                          STABLE INCOME*                            STABLE INCOME

VARIABLE RATE GOVERNMENT*                                                           VARIABLE RATE GOVERNMENT

  *  ACCOUNTING SURVIVOR

   In the consolidation, the Wells Fargo Income Fund acquired all of the net assets of the Norwest Advantage Income Fund, Norwest Advantage Total Return
  Bond Fund and the Norwest Performa Strategic Value Bond Fund. The Norwest Advantage Total Return Bond Fund exchanged its 9,588,086 shares (valued at $85,860,625) for 9,292,139 shares of the Wells Fargo Income Fund. The net assets of the Norwest Advantage Total Return Bond Fund included unrealized depreciation of $5,059,279. The Norwest Performa Strategic Value Bond Fund exchanged its 902,531 shares (valued at $8,786,406) for 950,910 shares of the Wells Fargo Income Fund. The net assets of the Norwest Performa Strategic Value Bond Fund included unrealized depreciation of $384,481.
   In the consolidation, the Wells Fargo Intermediate Government Income Fund acquired all of the net assets of the Stagecoach U.S Government Income Fund, Stagecoach U.S. Government Allocation Fund and Norwest Advantage Intermediate Government Income Fund. The Stagecoach U.S. Government Income Fund exchanged its 18,071,925 shares (valued at $192,419,559) for 17,705,242 shares of the
  Wells Fargo Intermediate Government Income Fund. The net assets of the Stagecoach U.S. Government Income Fund included unrealized depreciation of $6,051,065. The Stagecoach U.S. Government Allocation Fund exchanged its 5,877,554 shares (valued at $78,929,490) for 7,262,670 shares of the Wells Fargo Intermediate Government Income Fund. The net assets of the Stagecoach U.S. Government Allocation Fund included unrealized depreciation of $913,575.
   In the consolidation, the Wells Fargo Limited Term Government Income Fund acquired all of the net assets of the Stagecoach Short Intermediate U.S Government Income Fund and Norwest Advantage Limited Term Government Income Fund. The Norwest Advantage Limited Term Government Income Fund exchanged its 8,190,601 shares (valued at $78,780,293) for 8,292,662 shares of the Wells Fargo Limited

INCOME FUNDS                                       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  Term Government Income Fund. The net assets of the Stagecoach U.S. Government Income Fund included unrealized depreciation of $1,224,961.
   The Corporate Bond, Income Plus, and Intermediate Government Income Funds offer Class A, Class B, and Class C shares. In addition, the Intermediate Government Income Fund also offers Institutional Class shares. The Income, Limited Term Government Income, and Stable Income Funds offer Class A,
  Class B, and Institutional Class shares. The Diversified Bond Fund only offers Institutional Class shares and the Variable Rate Government Fund only offers Class A shares. Prior to July 13, 1998, the Variable Rate Government Fund also offered Class C shares. Effective at the close of business on July 12, 1998, the Class C shares of the Variable Rate Government Fund were converted into Class A shares of the same Fund. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class may also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.
   The Diversified Bond and Stable Income Funds are Funds which each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolio ("Portfolio") of Core Trust ("Core Trust") a registered, open-end management investment company, which has the same investment objectives and substantially similar investment policies as the Fund. Each Portfolio directly acquires portfolio securities, and a Fund investing in a Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Portfolios as partnership investments and record daily their share of the Portfolio's income, expenses and realized and unrealized gain and loss. These are commonly referred to as master-feeder arrangements. The financial statements of the Portfolios are in this report and should be read in conjunction with the Funds' financial statements.
   As of May 31, 2000, the Diversified Bond Fund owned 19.8% of the Managed Fixed Income Portfolio, 20.9% of Positive Return Bond Portfolio, and 18.8% of the Strategic Value Bond Portfolio. The Stable Income Fund owned 60% of the Stable Income Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Company in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time) 3:00 p.m. (Central Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost pursuant to Rule 2a-7. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.
   Securities held in the Portfolios are valued at their net asset value at the close of business each day as discussed in the Notes to Financial Statements of the Portfolios, which are included elsewhere in this report.

NOTES TO FINANCIAL STATEMENTS                                       INCOME FUNDS
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily.
   Dividend income is recognized on the ex-dividend date (except for certain dividends from foreign securities which are recorded as soon as the Fund is informed of the ex-dividend date.) Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS
   Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

FOREIGN CURRENCY CONTRACTS
   The Corporate Bond and Income Plus Fund have entered into foreign currency contracts to hedge its exposure to fluctuations in foreign currencies. A forward contract is an agreement between two counterparties for future delivery receipt at a specified price. Realized gains or losses are recognized when the transaction is completed. Risks of entering into forward contracts include certain market risks and the potential inability of the counterparty to meet the terms of the contract. As of May 31, 2000, the terms were as follow:

                       Currency                                           Currency     Net Unrealized
                        Amount                               Settle        Amount      Appreciation/
    Fund            To Be Delivered          Type             Date     To Be Received  (Depreciation)
    CORPORATE BOND        307,000    EURO DOLLAR            8/14/00       $286,096       $ (8,982)

    INCOME PLUS           264,000    AUSTRALIAN DOLLAR      6/16/00        150,641         10,578

                          330,000    CANADIAN DOLLAR        8/16/00        220,730         (1,023)

                        1,311,000    DANISH KRONE           8/23/00        163,586         (5,634)

                          337,000    EURO DOLLAR            7/26/00        313,656          4,455

                          331,000    EURO DOLLAR            8/10/00        308,379         13,058

                          977,000    EURO DOLLAR            8/14/00        910,476        (28,587)

                          337,000    EURO DOLLAR            9/14/00        314,690         (7,717)

                          149,000    BRITISH POUND          6/12/00        222,755         11,905

                        1,164,000    SWEDISH KRONA          8/23/00        129,972         (2,060)

SECURITY LOANS
   The Funds may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered in to, if the collateral falls to 100% it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. WFB receives 40% of income on security lending activities and covers the expenses associated with securities lending activities.

INCOME FUNDS                                       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   As of May 31, 2000 the value of securities on loan and the value of the related collateral was as follows:

                                               Securities    Collateral
    CORPORATE BOND FUND                       $  2,884,838  $  2,977,886

    INCOME FUND                                172,918,032   177,507,117

    INCOME PLUS FUND                            11,162,419    11,443,138

    INTERMEDIATE GOVERNMENT INCOME FUND        135,341,064   142,006,261

    LIMITED TERM GOVERNMENT INCOME FUND          7,886,448     8,284,167

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly, with the exception of the Income Plus, Intermediate Government Income, and Stable Income Funds for which dividends from net investment income are declared and distributed monthly, and the Diversified Bond Fund for which dividends from net investment income are declared and distributed annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

RECLASSIFICATION OF CAPITAL ACCOUNTS
   On the Statement of Assets and Liabilities, as a result of permanent book-to-tax and merger-related differences, reclassification adjustments were made as follows (Increase (Decrease)):

                                                            Undistributed Net
                                         Undistributed Net   Realized Gain/      Paid-in
                                         Investment Income       (Loss)          Capital
    CORPORATE BOND FUND                      $ 55,026         $    (24,740)    $    (30,286)

    DIVERSIFIED BOND FUND                     (17,407)                 527           16,880

    INCOME FUND                                37,867           (1,370,289)       1,332,422

    INCOME PLUS FUND                          254,128             (248,447)          (5,681)

    INTERMEDIATE GOVERNMENT INCOME FUND         4,115          (29,793,551)      29,789,436

    LIMITED TERM GOVERNMENT INCOME FUND         8,350              354,852         (363,202)

    STABLE INCOME FUND                         (9,736)              11,802           (2,066)

    VARIABLE RATE GOVERNMENT FUND             (69,757)          14,889,546      (14,819,789)

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at May 31, 2000.

NOTES TO FINANCIAL STATEMENTS                                       INCOME FUNDS
--------------------------------------------------------------------------------

   The following Funds had estimated net capital loss carryforwards at May 31, 2000, which are available to offset future net realized capital gains:

                                                        Capital Loss
Fund                                      Year Expires  Carryforwards
CORPORATE BOND FUND                       2007           $   232,343

                                          2008               881,276

DIVERSIFIED BOND FUND                     2008             1,028,635

INCOME FUND                               2004             8,539,713

                                          2006               109,461

                                          2007            10,845,768

                                          2008            11,139,881

INCOME PLUS FUND                          2007                31,798

                                          2008             1,142,744

INTERMEDIATE GOVERNMENT INCOME FUND       2001               208,402

                                          2002            22,395,004

                                          2003             7,955,237

                                          2004            12,665,649

                                          2005             1,603,624

                                          2007             8,447,151

                                          2008            17,842,339

LIMITED TERM GOVERNMENT INCOME FUND       2001               125,690

                                          2002             6,807,249

                                          2003             7,074,103

                                          2004               753,400

                                          2007             2,040,910

                                          2008             1,334,044

STABLE INCOME FUND                        2002             3,902,184

                                          2003             2,790,993

                                          2004               208,200

                                          2005                16,722

                                          2008               129,707

VARIABLE RATE GOVERNMENT FUND             2001             2,818,401

                                          2002           119,628,012

                                          2003             4,546,666

                                          2004             2,482,931

                                          2007             1,835,884

                                          2008               606,287

   For tax purposes, the Diversified Bond Fund, the Income Plus Fund and the Stable Income Fund have current year deferred post-October capital losses of
  $1,545,847, $2,597,871 and $579,301, respectively. These losses will be realized for tax purposes on the first day of the succeeding year.
   As a result of the reorganization, the Income Fund, the Intermediate Government Income Fund and the Limited Term Government Income Fund have an annual capital loss carryforward limitation of $25,492,500, $39,422,441, and $10,618,519, respectively.

INCOME FUNDS                                       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. ADVISORY FEES
   The Trust has entered into separate advisory contracts on behalf of the Funds and the Portfolios with WFB. Pursuant to the contracts, WFB has agreed to provide the following Funds with daily portfolio management, for which, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

    Fund                                                % of Average Daily Net Assets
    CORPORATE BOND FUND                                              0.50

    INCOME FUND                                                      0.50

    INCOME PLUS FUND                                                 0.60

    INTERMEDIATE GOVERNMENT INCOME FUND                              0.50

    LIMITED TERM GOVERNMENT INCOME FUND                              0.50

    VARIABLE RATE GOVERNMENT FUND                                    0.50

   The Diversified Bond Fund is invested in various Core Portfolios. WFB is entitled to receive an investment advisory fee of 0.25% of the Diversified
  Bond Fund's average daily net assets for providing advisory services including the determination of the asset allocation of the Fund's investments in the various Core Portfolios. WFB also acts as advisor to the Stable Income Fund, and is entitled to receive a fee from each Core Portfolio, with the amount dependent on the allocation of assets among the various portfolios.
   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Corporate Bond Income Plus, Intermediate Government Income, Limited Term Government Income and Variable Rate Government Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.15% of each Fund's average daily net assets up to $400 million, 0.125% for the next $400 million and 0.10% of the Fund's average daily net assets in excess of $800 million. For the Income Fund, WCM is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.20% of the Funds average daily net assets up to $400 million, 0.175% for the next $400 million and 0.15% of the Funds average daily net assets in excess of $800 million.
   Prior to November 8, 1999, the Trust had entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB had agreed to provide the Funds with daily portfolio management. The Corporate Bond, Diversified Bond, Income, Income Plus, Limited Term Government Income Fund, Stable Income, and Variable Rate Government Funds rates remain unchanged.
   Each Fund that invests its assets in one or more of the Portfolios may withdraw its investments from its corresponding Portfolio(s) at any time if the Board of Trustees determines that is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, WFB (and the corresponding sub-advisor) may receive an investment fee for the management of those assets. If the redeemed assets are invested in one or more Core Portfolios, WFB (and the corresponding sub-advisor) does not receive any compensation.

4. DISTRIBUTION FEES
   The Trust has adopted a Distribution Plan ("Plan") for Class B and C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens, Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds Class A shares. The distribution fees paid on behalf of the Funds for the period ended May 31, 2000 are disclosed on the Statement of Operations.
   Prior to November 8, 1999, the former Plan for the Class A shares of the Corporate Bond and Income Plus Funds provided that it may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to its Class A shares.
   The former Plan for Class A shares of the Limited Term Government Income Fund provided that the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to its Class A shares.
   The former Plan for Class A shares of the Variable Rate Government Fund provided that the Fund may pay to Stephens up to 0.25% of its average daily net assets attributable to the Class A shares as compensation for distribution-related services or as reimbursement for distribution-related expenses.

NOTES TO FINANCIAL STATEMENTS                                       INCOME FUNDS
--------------------------------------------------------------------------------

5. ADMINISTRATION
   The Trust has entered into an administration agreements on behalf of the Funds with WFB whereby WFB is entitled to receive monthly fees at the annual rates of 0.15% of each Fund's average daily net assets.
   Prior to November 8, 1999 the Corporate Bond, Income Plus, Limited Term Government Income and Variable Rate Government Funds were charged the same fee for the above services. The Diversified Bond, Income, Intermediate Government Income, and Stable Income Funds were charged monthly fees at the annual rates of 0.10% of each Fund's average daily net assets.

6. TRANSFER AGENT
   The Trust has entered into a transfer agency contract on behalf of the Funds with Boston Financial Data Services, Inc. ("BFDS") to replace WFB as the transfer agent for the Trust. Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. WFB will continue to provide sub-transfer agency services to the Funds. Prior to November 8, 1999, the Corporate Bond, Income Plus, Limited Term Government Income, and Variable Rate Government Funds were charged on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. For the Diversified Bond, Income, Intermediate Government Income, and Stable Income Funds, Norwest served as the Trust's transfer agent. For these services, Norwest received a fee at an annual rate of 0.25% of the average daily net assets attributable to each class of each Fund's share.
   Prior to July 17, 1999, the Stagecoach Funds had entered into a contract on behalf of the Funds with WFB, whereby WFB provided transfer agency services for the Corporate Bond, Income Plus, Limited Term Government Income, and Variable Rate Government Funds, which were charged at an annual rate of 0.14% of the average daily net assets of the Funds. With the exception of the Institutional class of the Limited Term Government Income Fund which was charged 0.06% of its average daily net assets.

7. SHAREHOLDER SERVICING
   The Trust has also entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of average daily net assets for Class A, Class B, and Class C for these services. No fee is charged for Institutional Class shares except prior to November 8, 1999, the Institutional Shares of Limited Term Government Income Fund were charged 0.25%. Also, prior to November 8, 1999, the shareholder servicing fees for the other share classes were charged to the funds at the same rate listed above, with the exception of the Variable Rate Government fund which previously charged either 12b-1 fees or shareholder servicing fees at a annual rate of 0.25% of average daily net assets. In no case would the fund be charged both 12b-1 and shareholder servicing fees.
   The shareholder servicing fees paid on behalf of the Funds for the period ended May 31, 2000 were as follows:

                                                              Institutional
Fund                            Class A   Class B   Class C       Class
CORPORATE BOND FUND             $ 13,023  $24,899    $3,526          N/A

DIVERSIFIED BOND FUND                N/A      N/A       N/A            0

INCOME FUND                       23,796   12,906       N/A            0

INCOME PLUS FUND                  21,911   75,718     6,623          N/A

INTERMEDIATE GOVERNMENT INCOME
  FUND                           290,276   75,639     6,333            0

LIMITED TERM GOVERNMENT INCOME
  FUND                            86,637   22,033       N/A       66,887

STABLE INCOME FUND                12,850    3,589       N/A            0

VARIABLE RATE GOVERNMENT         169,337      N/A       N/A          N/A

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC provides portfolio accounting services to each Fund. For these services Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out of pocket expenses reasonably incurred in providing these services. Prior to November 8, 1999, the Company entered into contracts on behalf of the Corporate Bond, Income Plus, Limited Term Government Income, and Variable Rate Government Funds with WFB, whereby WFB was responsible for providing portfolio accounting services for the Funds.

INCOME FUNDS                                       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  Pursuant to the contract, WFB was entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. For the Diversified Bond, Income, Intermediate Government Income, and Stable Income Funds, portfolio accounting services were provided by Forum Accounting Services.
   The Trust has entered into contracts on behalf of each Fund with Norwest Bank Minnesota, N.A. ("Norwest"), and now known as Wells Fargo Bank Minnesota, N.A., an affiliated party, whereby Norwest is responsible for providing custody services for the Funds. Pursuant to the contracts, Norwest is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. Prior to November 5, 1999 the Stagecoach Funds had the above service performed for fee at an annual rate of 0.0167% of the average daily net assets of each Fund. The Norwest Advantage Funds had Norwest serve as the custodian. For its custody services Norwest was entitled to receive a fee at an annual rate of 0.02% for the first $100 million of average net assets of each Fund, declining to 0.01% of the average net assets of each Fund in excess of $200 million.
   Certain officers of the Trust were also officers of Stephens for a portion of the period. As of May 31, 2000 Stephens owned 18 shares of the Corporate Bond Fund, no shares of the Diversified Bond Fund, no shares of the Income Fund, 18 shares of the Income Plus Fund, 3690 shares of the Intermediate Government Income Fund, 3781 shares of the Limited Term Government Income Fund, no shares of the Stable Income Fund, and 16,903 shares of the Variable Rate Government Fund.
   Stephens has retained $3,758,275 as sales charges from the proceeds of Class A shares sold, $51,338 from the proceeds of Class B shares redeemed and $121,684 from the proceeds of Class C shares redeemed by the Trust for the year ended May 31, 2000. A third party financing agent has retained approximately $5,371,179 from the proceeds of Class B shares redeemed by the Company for the year ended May 31, 2000. Wells Fargo Securities Inc., a subsidiary of WFB, received $2,488,122 as sales charges from the proceeds of Class A shares sold, $410,374 from the proceeds of Class B shares redeemed and $0 from the proceeds of Class C shares redeemed by the Company for the year ended May 31, 2000. Forum Financial Group., former distributor, received $76,807 as sales charges from the proceeds of Class A shares sold, $523,334 from the proceeds of Class B shares redeemed and $2,859 from the proceeds of Class C shares redeemed by the Trust for the year ended May 31, 2000.

9. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended May 31, 2000, were waived by WFB.

10. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the period ended May 31, 2000, were as follows:

                                                  AGGREGATE PURCHASES AND SALES
    Fund                                      Purchases at Cost  Sales Proceeds
    CORPORATE BOND FUND                         $ 17,913,014      $ 19,035,761

    DIVERSIFIED BOND FUND                                N/A               N/A

    INCOME FUND                                  482,802,339       512,991,622

    INCOME PLUS FUND                              40,264,271        44,864,967

    INTERMEDIATE GOVERNMENT INCOME FUND          997,154,447       763,472,117

    LIMITED TERM GOVERNMENT INCOME FUND          159,867,003       119,778,508

    STABLE INCOME FUND                                   N/A               N/A

    VARIABLE RATE GOVERNMENT                         296,001        34,069,976

INDEPENDENT AUDITORS' REPORT                                        INCOME FUNDS
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
WELLS FARGO FUNDS TRUST:

   We have audited the accompanying statements of assets and liabilities of Corporate Bond Fund, Diversified Bond Fund, Income Fund, Income Plus Fund, Intermediate Government Income Fund, Limited Term Government Income Fund, Stable Income Fund, and Variable Rate Government Fund, eight funds of Wells Fargo Funds Trust (collectively the "Funds") including the portfolios of investments as of May 31, 2000, and the related statements of operations, statements of changes in net assets and financial highlights for the periods presented on pages 42 through 56. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of May 31, 2000, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

  /s/ KPMG LLP

  San Francisco, California
  July 10, 2000

INCOME FUNDS                                         TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

   For the tax period from July 1, 1999 through May 31, 2000, the Income Plus Fund designates 4.08% of its net investment income distributions paid during the period as qualifying for the corporate dividends-received deduction, pursuant to Section 854(b)(2) of the Internal Revenue Code.
   For the tax year from June 1, 1999 through May 31, 2000, the Diversified Bond Fund designates 100% of its distribution paid during the year from net realized gains as a long-term capital gain distribution, pursuant to
  Section 853(b)(3) of the Internal Revenue Code.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2000                         CORE PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
ASSET BACKED SECURITIES - 10.60%
$ 4,600,000  AESOP FUNDING+                         6.40%       08/01/02   $  4,501,192
  3,500,000  CHASE CREDIT CARD MASTER TRUST
             SERIES 1999-3 A+                       6.66        01/15/07      3,388,140
  4,000,000  CHEVY CHASE MASTER CREDIT CARD
             TRUST SERIES 1998 CLASS A+             6.92        07/10/03      4,016,680
  1,800,000  CONTIMORTGAGE HOME EQUITY LOAN
             TRUST SERIES 1997-4                    6.63        08/29/04      1,682,928
  2,441,000  EQCC HOME EQUITY LOAN TRUST
             SERIES 1996-2 A4                       7.50        06/15/21      2,424,059
  4,900,000  EQCC HOME EQUITY LOAN TRUST
             SERIES 1997-2 A9                       6.81        07/15/28      4,761,624
  1,000,000  GE CAPITAL MORTGAGE SERVICES
             INCORPORATED SERIES 1997 HE-2
             CLASS A7                               7.12        10/17/03        977,300
  4,422,505  GREEN TREE FINANCIAL
             CORPORATION SERIES 1997-7 A8           6.86        07/15/29      3,958,231
     23,057  KEYSTONE HOME IMPROVEMENT LOAN
             TRUST SERIES 1997-P2
             CLASS IA3                              6.99        06/14/00         22,950
  1,864,583  KEYSTONE/LEHMAN TITLE I LOAN
             TRUST 1996-2                           7.45        11/25/10      1,855,037
  3,300,000  LOOP FUNDING MASTER TRUST
             SERIES 1997-A144 CLASS B1+             7.19        08/19/01      3,283,500
  5,000,000  MBNA MASTER CREDIT CARD TRUST
             SERIES 2000-A CLASS A                  7.35        02/06/05      4,962,850
  1,134,146  NIAGARA MOHAWK POWER                   7.63        10/01/05      1,080,274
  5,518,000  RENTAL CAR FINANCE CORPORATION
             SERIES 1997-1 B3+                      6.70        09/25/07      5,190,893
  6,500,000  VAN KAMPEN CLO-I+                      6.57        10/08/07      6,532,084
                                                                             48,637,742
TOTAL ASSET BACKED SECURITIES (COST
$49,949,991)
                                                                           ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.43%
    907,763  AMERICAN HOUSING TRUST
             SERIES VI CLASS I-I                    9.15        05/25/20        933,198
  1,500,000  ASSET SECURITIZATION
             CORPORATION SERIES 1997-D4
             CLASS A1C                              7.42        04/14/27      1,473,735
    838,834  CMC SECURITIES CORPORATION II
             SERIES 1993-2I A2+                     7.61        09/25/23        829,197
  5,333,000  COUNTRYWIDE MORTGAGE BACKED
             SECURITIES INCORPORATED                6.50        01/25/24      4,950,037
    932,181  FIRST PLUS HOME LOAN TRUST
             SERIES 1996-2 A6                       7.85        08/20/13        929,757
    644,522  INDEPENDENT NATIONAL MORTGAGE
             CORPORATION SERIES 1994 V
             CLASS M+                               8.84        12/25/24        666,352
    822,451  L.F. ROTHSCHILD MORTGAGE TRUST
             SERIES 2 CLASS Z                       9.95        08/01/17        862,661
    225,246  MERRILL LYNCH MORTGAGE
             INVESTORS INCORPORATED
             SERIES 1994-I+                         8.20        07/30/05        224,910
  5,000,000  MERRILL LYNCH MORTGAGE
             INVESTORS INCORPORATED
             SERIES 1997 CLASS A3                   7.12        01/04/07      4,793,450
  6,000,000  PRUDENTIAL HOME MORTGAGE
             SECURITIES SERIES 1993-57
             CLASS A9                               6.50        12/25/23      5,583,480
    797,733  RTC SERIES 1995-1 CLASS A2D            7.50        10/25/28        793,535
    413,882  RTC SERIES 1995-2 A1C                  7.45        05/25/29        412,177
  4,377,489  VENDEE MORTGAGE TRUST
             SERIES 1992-2 CLASS G                  7.25        02/15/19      4,255,707
  2,395,042  VENDEE MORTGAGE TRUST
             SERIES 1995-1C CLASS 3E                8.00        07/15/18      2,404,358
  5,500,000  VENDEE MORTGAGE TRUST
             SERIES 1996-2 CLASS 1E                 6.75        05/15/20      5,318,720
  2,726,356  VENDEE MORTGAGE TRUST
             SERIES 1997-1 CLASS 2C                 7.50        09/15/17      2,728,348
  1,500,000  VENDEE MORTGAGE TRUST
             SERIES 1997-1 CLASS 2D                 7.50        01/15/19      1,490,340
                                                                             38,649,962
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $40,227,667)
                                                                           ------------
CORPORATE BONDS & NOTES - 29.33%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.88%
  2,665,000  LEVI STRAUSS & COMPANY                 6.80        11/01/03      2,025,400
  2,650,000  TOMMY HILFIGER                         6.50        06/01/03      2,000,750
                                                                              4,026,150
                                                                           ------------
BANKS - 0.19%
    885,000  UNITED MISSOURI BANCSHARES             7.30        02/24/03        870,619
                                                                           ------------
BUSINESS SERVICES - 1.24%
  2,500,000  FIRST DATA CORPORATION                 5.80        12/15/08      2,187,500

CORE PORTFOLIOS                         PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
BUSINESS SERVICES (continued)
$ 3,635,000  ORACLE CORPORATION                     6.72%       02/15/04   $  3,507,775
                                                                              5,695,275
                                                                           ------------
COMMUNICATIONS - 2.23%
  2,500,000  SPRINT CAPITAL CORPORATION             5.70        11/15/03      2,343,750
  2,500,000  TURNER BROADCASTING                    7.40        02/01/04      2,459,375
  3,495,000  US WEST CAPITAL FUNDING
             INCORPORATED                           6.25        07/15/05      3,245,980
  2,250,000  VODAFONE AIRTOUCH PLC                  7.75        02/15/10      2,182,500
                                                                             10,231,605
                                                                           ------------
DEPOSITORY INSTITUTIONS - 5.45%
  5,000,000  BANKAMERICA CORPORATION+(::)           6.85        01/15/27      4,806,314
  5,000,000  CHASE CAPITAL+                         7.02        08/01/28      4,679,550
  3,400,000  CITICORP(::)                           9.50        02/01/02      3,510,500
  2,175,000  CORESTATES CAPITAL CORPORATION         5.88        10/15/03      2,041,781
    750,000  CORESTATES CAPITAL
             CORPORATION+                           6.93        01/15/27        728,485
  3,200,000  DEPOSIT GUARANTY CORPORATION           7.25        05/01/06      3,080,000
    200,000  FIRST BANK N.A.                        6.00        10/15/03        187,500
  2,500,000  FIRST BANK SYSTEMS
             INCORPORATED                           8.00        07/02/04      2,509,375
  1,875,000  FIRST BANK SYSTEMS
             INCORPORATED                           7.63        05/01/05      1,846,875
  1,750,000  OLD KENT FINANCIAL CORPORATION         6.63        11/15/05      1,627,500
                                                                             25,017,880
                                                                           ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.22%
  1,000,000  EL PASO NATURAL GAS                    7.75        01/15/02        997,500
                                                                           ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.90%
  1,700,000  HYUNDAI SEMICONDUCTOR                  8.25        05/15/04      1,515,125
  2,709,000  PHILIPS ELECTRONICS                    6.75        08/15/03      2,614,185
                                                                              4,129,310
                                                                           ------------
FINANCIAL SERVICES - 0.64%
  3,000,000  FLORIDA RESIDENTIAL
             PROPERTY & CASUALTY                    7.25        07/01/02      2,943,750
                                                                           ------------
FOOD & KINDRED PRODUCTS - 0.73%
  1,060,000  NABISCO INCORPORATED                   6.00        02/15/11      1,038,800
  2,350,000  WHITMAN CORPORATION                    7.50        02/01/03      2,326,500
                                                                              3,365,300
                                                                           ------------
GENERAL MERCHANDISE STORES - 0.65%
  3,000,000  TARGET CORPORATION                     7.50        02/15/05      2,988,750
                                                                           ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.56%
    600,000  APPLIED MATERIALS INCORPORATED         6.70        09/06/05        562,500
  3,000,000  APPLIED MATERIALS INCORPORATED         7.00        09/06/05      2,861,250
  1,400,000  SOLECTRON CORPORATION                  7.38        03/01/06      1,320,721
  2,500,000  TYCO INTERNATIONAL LIMITED             6.38        01/15/04      2,403,125
                                                                              7,147,596
                                                                           ------------
INDUSTRIAL SERVICES - 0.52%
  2,500,000  REYNOLDS & REYNOLDS                    7.00        12/15/06      2,368,750
                                                                           ------------

PORTFOLIO OF INVESTMENTS -- MAY 31, 2000                         CORE PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
INSURANCE CARRIERS - 3.52%
$ 3,000,000  LINCOLN NATIONAL CORPORATION           7.25%       05/15/05   $  2,887,500
  2,450,000  PRUDENTIAL INSURANCE COMPANY           7.65        07/01/07      2,385,688
  5,200,000  REINSURANCE GROUP OF AMERICA
             INCORPORATED                           7.25        04/01/06      4,868,500
  4,000,000  RELIASTAR FINANCIAL
             CORPORATION                            7.13        03/01/03      3,905,000
  2,200,000  TERRA NOVA (U.K.) HOLDINGS             7.20        08/15/07      2,081,750
                                                                             16,128,438
                                                                           ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS -
0.36%
  1,700,000  BAUSCH & LOMB INCORPORATED             6.56        08/12/26      1,659,625
                                                                           ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.99%
  3,600,000  CARGILL INCORPORATED                   8.35        02/12/11      3,640,500
  2,500,000  FORD MOTOR CREDIT COMPANY(::)          7.50        03/15/05      2,450,000
  3,000,000  MELLON FINANCIAL COMPANY(::)           9.75        06/15/01      3,060,000
                                                                              9,150,500
                                                                           ------------
OIL & GAS EXTRACTION - 1.01%
  1,500,000  LUCKY GOLDSTAR-CALTEX OIL              7.88        07/01/06      1,411,875
  1,225,000  PHILLIPS PETROLEUM COMPANY             8.50        05/25/05      1,240,313
  2,000,000  R&B FALCON CORPORATION                 6.75        04/15/05      1,740,000
    250,000  VASTAR RESOURCES INCORPORATED          6.95        11/08/06        237,500
                                                                              4,629,688
                                                                           ------------
PAPER & ALLIED PRODUCTS - 0.23%
  1,100,000  FORT JAMES CORPORATION                 6.70        11/15/03      1,053,250
                                                                           ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.60%
  1,500,000  COLONIAL PIPELINE                      7.13        08/15/02      1,490,625
  1,305,000  PETROLIAM NASIONAL BERHAD              6.63        10/18/01      1,277,269
                                                                              2,767,894
                                                                           ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.70%
  3,325,000  SCHOLASTIC CORPORATION                 7.00        12/15/03      3,221,094
                                                                           ------------
REAL ESTATE - 0.58%
  3,000,000  SUSA PARTNERSHIP LP                    8.20        06/01/17      2,640,000
                                                                           ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.39%
    700,000  CHARLES SCHWAB CORPORATION             7.19        05/31/01        696,500
  2,000,000  CHARLES SCHWAB CORPORATION             6.25        01/23/03      1,922,500
  2,000,000  CHARLES SCHWAB CORPORATION             6.88        09/02/03      1,947,500
  2,750,000  MORGAN STANLEY GROUP
             INCORPORATED                           7.13        01/15/03      2,708,750
  1,250,000  PAINE WEBBER GROUP
             INCORPORATED                           6.90        08/15/03      1,198,438
  2,650,000  PAINE WEBBER GROUP
             INCORPORATED                           6.45        12/01/03      2,500,937
                                                                             10,974,625
                                                                           ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.47%
  2,337,044  MINNESOTA MINING &
             MANUFACTURING                          5.62        07/15/09      2,148,468
                                                                           ------------
TRANSPORTATION BY AIR - 1.68%
  2,161,744  CONTINENTAL AIRLINES                   6.80        07/02/07      2,022,550
  2,172,662  CONTINENTAL AIRLINES
             SERIES 972A                            7.15        06/30/07      2,074,088
  2,851,460  FEDERAL EXPRESS SERIES 97-B            7.52        01/15/18      2,725,141

CORE PORTFOLIOS                         PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
TRANSPORTATION BY AIR (continued)
$   985,006  NORTHWEST AIRLINES CORPORATION         6.81%       02/01/20   $    865,318
                                                                              7,687,097
                                                                           ------------
WATER TRANSPORTATION - 0.37%
  1,750,000  ROYAL CARRIBBEAN CRUISES               7.13        09/18/02      1,675,625
                                                                           ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.22%
  1,000,000  UNIVERSAL CORPORATION                  9.25        02/15/01      1,011,250
                                                                           ------------
                                                                            134,530,039
TOTAL CORPORATE BONDS & NOTES (COST
$142,166,724)
                                                                           ------------
MUNICIPAL BONDS & NOTES - 4.66%
  3,500,000  DENVER CO CITY & COUNTY SD #1
             EDUCATIONAL FACILITIES RV
             TAXABLE PENSION SCHOOL
             FACILITIES LEASE AMBAC INSURED         6.67        12/15/04      3,391,115
  3,805,000  HUDSON COUNTY NJ IMPORT
             AUTHORITY FACILITIES LEASING
             RV FSA INSURED                         7.40        12/01/25      3,533,475
  7,500,000  NEW YORK STATE GO BONDS
             SERIES B                               6.13        03/15/07      6,887,100
  4,450,000  PHILADELPHIA PA IDR PENSION
             FUNDING RETIREMENT SYSTEM
             SERIES A MBIA INSURED                  5.69        04/15/07      3,981,237
  3,725,000  WASHINGTON STATE GO BONDS              6.50        01/01/05      3,590,788
                                                                             21,383,715
TOTAL MUNICIPAL BONDS & NOTES (COST
$23,026,749)
                                                                           ------------
U.S. GOVERNMENT AGENCY SECURITIES - 39.99%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.52%
  2,500,000  FHLMC                                  7.00        03/15/10      2,415,125
    101,760  FHLMC+                                 7.36        11/01/26        103,477
    750,000  FHLMC #1832 D                          6.50        06/15/08        736,763
    193,582  FHLMC #410425+                         6.94        09/01/26        197,453
    811,346  FHLMC #606279+                         6.43        03/28/08        810,835
  4,593,042  FHLMC #786702+                         5.78        06/01/29      4,495,439
    468,329  FHLMC #846367+                         7.52        04/01/29        479,452
  2,500,000  FHLMC SERIES T-20 CLASS A6             7.49        02/24/06      2,431,900
  5,000,000  FHLMC SERIES 2146 VB                   6.00        12/15/14      4,467,600
                                                                             16,138,044
                                                                           ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 30.89%
  8,500,000  FNMA(::)                               5.13        02/13/04      7,877,205
  7,000,000  FNMA(::)                               7.13        01/15/30      6,802,670
 21,500,000  FNMA(::)                               7.25        05/15/30     21,204,375
 10,000,000  FNMA (TBA)+                            8.00        09/21/09      9,923,438
  4,647,869  FNMA #252494                           6.00        06/01/14      4,322,518
  5,808,627  FNMA #252632                           6.00        07/01/06      5,507,844
  4,041,748  FNMA #252634                           6.00        08/01/06      3,832,458
  4,528,658  FNMA #253101                           6.00        01/01/07      4,294,155
    101,500  FNMA #342042+                          7.46        06/01/25        103,276
    295,615  FNMA #344689+                          7.25        11/01/25        301,158
    270,963  FNMA #344692+                          7.10        10/01/25        274,179
    150,187  FNMA #347712+                          6.75        06/01/26        153,847
  4,864,727  FNMA #375168                           7.13        06/01/04      4,743,002
  4,902,063  FNMA #380581                           6.17        08/01/08      4,489,824
  4,725,706  FNMA #408118                           6.50        01/01/28      4,371,278
  4,270,003  FNMA #415414                           6.50        02/01/28      3,949,752
  7,721,555  FNMA #415714                           6.00        04/01/28      6,930,096

PORTFOLIO OF INVESTMENTS -- MAY 31, 2000                         CORE PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$ 3,827,421  FNMA #417648                           6.00%       02/01/13   $  3,559,502
  8,369,610  FNMA #446118                           6.00        12/01/28      7,511,725
  2,303,177  FNMA #482516                           6.00        01/01/14      2,141,955
  4,760,540  FNMA #483920                           6.00        02/01/29      4,272,585
  8,955,290  FNMA #484776                           6.00        03/01/14      8,328,419
 12,065,772  FNMA #486524                           6.50        02/01/29     11,160,839
  1,747,896  FNMA #489807                           6.00        04/10/06      1,625,544
  4,698,494  FNMA #502906                           6.00        06/01/14      4,369,599
    898,378  FNMA #519987                           6.00        07/18/06        835,491
  2,353,726  FNMA #535302                           6.00        03/26/06      2,188,965
  1,429,501  FNMA #73272                            6.48        12/01/05      1,351,321
  3,387,768  FNMA #73919                            6.80        01/01/04      3,278,675
    173,306  FNMA SERIES 1988-5 Z                   9.20        03/25/18        178,435
  2,000,000  FNMA SERIES 1998-M6 CLASS A2+          6.32        08/15/08      1,843,660
                                                                            141,727,790
                                                                           ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.58%
 15,000,000  GNMA (TBA)                             8.00        03/24/10     15,030,469
         16  GNMA #665                              7.50        10/20/00             16
        388  GNMA #2218                             6.50        05/16/01            363
  2,328,268  GNMA #473917                           7.00        04/15/28      2,234,392
  8,683,967  GNMA #780626(::)                       7.00        08/15/27      8,339,300
                                                                             25,604,540
                                                                           ------------
                                                                            183,470,374
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $191,046,812)
                                                                           ------------
U.S. TREASURY SECURITIES - 7.36%
 32,050,000  U.S. TREASURY BONDS(::)                6.75        08/15/26     33,779,098
                                                                           ------------
                                                                             33,779,098
TOTAL U.S. TREASURY SECURITIES (COST
$34,838,645)
                                                                           ------------
SHORT-TERM INVESTMENTS - 3.93%
 18,029,027  BANC OF AMERICA SECURITIES LLC
             POOLED REPURCHASE AGREEMENT -
             102% COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                  6.58        06/01/00     18,029,027
                                                                           ------------
                                                                             18,029,027
TOTAL SHORT-TERM INVESTMENTS (COST
$18,029,027)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $499,285,615)*                       104.30% $478,479,957
OTHER ASSETS AND LIABILITIES, NET           (4.30)  (19,733,516)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $458,746,441
                                          -------  ------------

  +  VARIABLE RATE SECURITIES.
(::) ALL OR PART OF THIS SECURITY IS ON LOAN.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $499,659,313 AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $   823,151
GROSS UNREALIZED DEPRECIATION                       (22,002,507)
                                                    -----------
NET UNREALIZED DEPRECIATION                         ($21,179,356)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                         PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   POSITIVE RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 12.04%
FEDERAL HOME LOAN BANK - 3.35%
$10,375,000  FHLB                                 6.62%{::}    08/02/00    $ 10,258,592
                                                                           ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.34%
  7,225,000  FHLMC                                6.55{::}     07/17/00       7,165,610
                                                                           ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.35%
 19,775,000  FNMA                                 6.74{::}     08/24/00      19,474,618
                                                                           ------------

                                                                             36,898,820
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $36,900,723)
                                                                           ------------
U.S. TREASURY SECURITIES - 70.02%
 57,300,000  U.S. TREASURY BONDS(::)              6.63         02/15/27      59,572,518
 45,550,000  U.S. TREASURY BONDS(::)              6.38         08/15/27      45,898,458
 60,250,000  U.S. TREASURY BONDS(::)              6.13         11/15/27      58,917,270
 31,450,000  U.S. TREASURY BONDS(::)              5.50         08/15/28      28,241,471
 25,350,000  U.S. TREASURY BONDS(::)              5.25         11/15/28      21,980,985

                                                                            214,610,702
TOTAL U.S. TREASURY SECURITIES (COST
$207,217,254)
                                                                           ------------
SHORT-TERM INVESTMENTS - 17.09%
 52,372,461  BANC OF AMERICA SECURITIES LLC
             POOLED REPURCHASE AGREEMENT -
             102% COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                6.58         06/01/00      52,372,461
                                                                           ------------

                                                                             52,372,461
TOTAL SHORT-TERM INVESTMENTS (COST
$52,372,461)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $296,490,438)*                        99.15% $303,881,983
OTHER ASSETS AND LIABILITIES, NET            0.85     2,619,032
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $306,501,015
                                          -------  ------------

{::} YIELD TO MATURITY.
(::) ALL OR PART OF THIS SECURITY IS ON LOAN.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $8,353,835
GROSS UNREALIZED DEPRECIATION                         (962,290)
                                                    ----------
NET UNREALIZED APPRECIATION                         $7,391,545

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2000                         CORE PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
ASSET BACKED SECURITIES - 19.47%
$ 2,916,667  AESOP FUNDING II LLC
             SERIES 1997-1 A1+                    6.22%        10/20/01    $  2,913,983
    212,291  AFC HOME EQUITY LOAN TRUST
             SERIES 1995-2 A1+                    6.75         07/25/26         211,484
  2,975,000  CAPITAL AUTO RECEIVABLES ASSET
             TRUST SERIES 1999-2 A4+              6.30         05/15/04       2,930,345
  5,000,000  CHASE CREDIT CARD MASTER TRUST
             SERIES 1998-6 A+                     6.78         09/15/04       5,015,950
  5,000,000  CHEVY CHASE MASTER CREDIT CARD
             TRUST SERIES 1998 CLASS A+           6.92         10/16/06       5,020,850
  2,500,000  DISCOVER MASTER CARD TRUST I
             SERIES 1997-4+                       6.59         04/16/03       2,499,875
  1,256,310  EQCC HOME EQUITY LOAN TRUST
             SERIES 1995-3 A4                     7.10         02/15/12       1,248,195
  3,637,029  EQCC HOME EQUITY LOAN TRUST
             SERIES 1998-4 A1F+                   6.57         01/15/29       3,665,943
    203,700  FIRST MERCHANTS GRANTOR TRUST
             SERIES 1996-2 A                      6.85         11/15/01         203,644
  5,000,000  FIRST USA CREDIT CARD MASTER
             TRUST SERIES 1995-5 A+               6.73         04/15/03       5,001,350
  5,000,000  FIRST USA CREDIT CARD MASTER
             TRUST SERIES 1999-1 B+               7.01         10/19/06       4,984,450
  4,100,000  FLEET CREDIT CARD MASTER TRUST
             SERIES 1996-C CLASS A+               6.27         11/15/03       4,100,000
  3,505,280  HOUSEHOLD CONSUMER LOAN TRUST
             SERIES 1997-1 CLASS A3+              6.87         03/15/07       3,503,948
  4,690,590  HOUSEHOLD CONSUMER LOAN TRUST
             SERIES 1997-2 CLASS A3+              6.53         11/15/07       4,661,086
     18,446  KEYSTONE HOME IMPROVEMENT LOAN
             TRUST SERIES 1997-P2
             CLASS IA3                            6.99         04/25/14          18,361
    750,000  LOOP FUNDING MASTER TRUST I
             SERIES 1997-AER CLASS B1+            7.19         12/26/07         746,250
  4,500,000  LOOP FUNDING MASTER TRUST
             SERIES 1997-A144 CLASS B1+           7.19         12/26/07       4,477,500
  5,500,000  MBNA MASTER CREDIT CARD TRUST
             SERIES 1998-I CLASS A+               6.81         10/15/03       5,513,090
  4,000,000  PREMIER AUTO TRUST
             SERIES 1997-1 CLASS B                6.55         09/06/03       3,975,640
  3,800,000  RENTAL CAR FINANCE CORPORATION
             SERIES 1997-1 A2                     6.45         08/25/05       3,676,500
  1,925,524  SEQUOIA MORTGAGE TRUST
             SERIES 2 CLASS A1+                   6.15         10/25/24       1,927,330

                                                                             66,295,774
TOTAL ASSET BACKED SECURITIES (COST
$66,473,164)
                                                                           ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.29%
    726,333  COMMERCIAL LOAN FUNDING TRUST
             SERIES I CLASS A+                    6.92         08/15/05         722,701
     21,211  DLJ MORTGAGE ACCEPTANCE
             CORPORATION SERIES 1998-STF1
             CLASS A1+                            6.41         02/08/00          21,209
  2,826,922  GMAC #1996 C1 A1+                    6.91         02/15/06       2,818,611
    362,043  INDEPENDENT NATIONAL MORTGAGE
             CORPORATION SERIES 1994 V
             CLASS M+                             8.84         12/25/24         374,305
  1,038,977  INDEPENDENT NATIONAL MORTGAGE
             CORPORATION SERIES 1994 X
             CLASS A2+                            8.72         01/25/25       1,077,230
  2,854,149  INDEPENDENT NATIONAL MORTGAGE
             CORPORATION SERIES 1995 E
             CLASS A1+                            7.34         04/25/25       2,863,711
  3,500,000  MALL OF AMERICA CAPITAL
             COMPANY LLC SERIES 200-1 A+          6.30         03/12/05       3,500,000
  1,720,967  MERRILL LYNCH MORTGAGE
             INVESTORS INCORPORATED+              6.83         06/15/18       1,719,022
  2,942,888  MERRILL LYNCH MORTGAGE
             INVESTORS INCORPORATED
             SERIES 1993-F A3+                    6.75         09/15/23       2,940,504
    183,534  MERRILL LYNCH MORTGAGE
             INVESTORS INCORPORATED
             SERIES 1994-I+                       8.20         01/25/05         183,260
  2,086,234  MLCC MORTGAGE INVESTORS
             INCORPORATED SERIES 1994 A
             CLASS A3+                            6.93         07/15/19       2,086,749
  3,910,058  NATIONSLINK FUNDING+                 6.48         09/10/07       3,909,003
    108,873  RESIDENTIAL FUNDING MORTGAGE
             SECURITY SERIES 1991 21 BA+          6.94         08/25/21         108,972
     16,421  RTC SERIES 1991 M6 A3+               8.56         06/25/21          16,345
    189,611  RTC SERIES 1991-6 E+                11.61         05/25/24         188,789
  1,039,562  RTC SERIES 1992-18P A4+              7.58         04/25/28       1,039,887
  4,277,556  RTC SERIES 1994-1 CLASS A5+          7.28         09/25/29       4,283,759
    781,589  RTC SERIES 1995-1 A3+                7.06         10/25/28         782,714
  2,479,123  SASCO 99-C3 A+                       7.01         10/21/13       2,482,886
  3,927,198  VENDEE MORTGAGE TRUST SERIES
             1993-1 CLASS E                       7.00         01/15/16       3,916,516

                                                                             35,036,173
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $35,111,225)
                                                                           ------------

CORE PORTFOLIOS                         PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
CORPORATE BONDS & NOTES - 32.26%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.02%
$ 3,400,000  V.F. CORPORATION                     9.50%        05/01/01    $  3,463,750
                                                                           ------------
BUSINESS SERVICES - 1.47%
  3,250,000  FIRST DATA CORPORATION               6.82         09/18/01       3,221,562
  1,825,000  SUN MICROSYSTEMS INCORPORATED        7.00         08/15/02       1,797,625

                                                                              5,019,187
                                                                           ------------
CHEMICALS & ALLIED PRODUCTS - 0.89%
  3,100,000  MONSANTO COMPANY                     5.38         12/01/01       3,017,317
                                                                           ------------
COMMUNICATIONS - 2.77%
  2,500,000  BELL ATLANTIC FINANCIAL+             6.30         03/21/02       2,497,783
  2,000,000  COX COMMUNICATIONS
             INCORPORATED                         7.00         08/15/01       1,977,500
  1,000,000  SPRINT CORPORATION                   8.13         07/15/02       1,008,750
  2,000,000  VIACOM INCORPORATED                  6.75         01/15/03       1,945,000
  2,000,000  WORLDCOM INCORPORATED+               7.05         11/26/01       1,997,500

                                                                              9,426,533
                                                                           ------------
DEPOSITORY INSTITUTIONS - 7.22%
  4,000,000  BANKAMERICA CORPORATION(::)          8.13         02/01/02       4,025,000
  4,037,000  CHASE MANHATTAN
             CORPORATION(::)                     10.13         11/01/00       4,087,462
  2,490,000  CITICORP(::)                         9.50         02/01/02       2,570,925
  2,500,000  CORESTATES CAPITAL CORPORATION       9.63         02/15/01       2,540,625
  2,735,000  FIRSTAR BANK MILWAUKEE               6.25         12/01/02       2,639,275
  2,000,000  FLEETBOSTON FINANCIAL GROUP+         6.46         03/27/03       1,995,000
  4,000,000  MELLON FINANCIAL COMPANY(::)         9.75         06/15/01       4,080,000
  2,650,000  US BANK NA NORTH DAKOTA+             6.58         06/20/01       2,644,594

                                                                             24,582,881
                                                                           ------------
EATING & DRINKING PLACES - 1.14%
  4,000,000  MCDONALD'S CORPORATION               6.00         06/23/02       3,880,000
                                                                           ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.59%
  2,000,000  EL PASO NATURAL GAS                  7.75         01/15/02       1,995,000
                                                                           ------------
FOOD & KINDRED PRODUCTS - 1.56%
  5,350,000  WHITMAN CORPORATION                  7.50         08/15/01       5,329,937
                                                                           ------------
FOOD STORES - 0.98%
  3,350,000  KROGER COMPANY+                      7.13         10/01/00       3,348,191
                                                                           ------------
HOLDING & OTHER INVESTMENT OFFICES - 1.47%
  5,000,000  MAIN PLACE REAL ESTATE
             INVESTMENT+                          6.94         05/28/02       4,989,500
                                                                           ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.70%
  2,400,000  TYCO INTERNATIONAL LIMITED           6.50         11/01/01       2,373,000
                                                                           ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 0.46%
  1,600,000  BAUSCH & LOMB INCORPORATED+          6.15         08/01/01       1,564,000
                                                                           ------------
MISCELLANEOUS RETAIL - 0.70%
  2,900,000  RITE AID CORPORATION                 6.70         12/15/01       2,378,000
                                                                           ------------

PORTFOLIO OF INVESTMENTS -- MAY 31, 2000                         CORE PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
NONDEPOSITORY CREDIT INSTITUTIONS - 4.73%
$ 3,850,000  CATERPILLAR FINANCIAL
             SERVICES+                            6.69%        08/01/02    $  3,850,193
  3,900,000  FORD CAPITAL BV                      9.38         05/15/01       3,958,500
  3,200,000  GENERAL ELECTRIC CAPITAL
             CORPORATION                          6.29         12/15/01       3,152,000
  1,500,000  TRANSAMERICA FINANCIAL               6.41         06/20/00       1,499,565
  1,000,000  TRANSAMERICA FINANCIAL               6.36         06/26/00       1,000,000
  2,700,000  USAA CAPITAL CORPORATION             6.90         11/01/02       2,656,125

                                                                             16,116,383
                                                                           ------------
OIL & GAS EXPLORATION - 0.60%
  2,000,000  ENRON CORPORATION                    9.13         04/01/03       2,050,000
                                                                           ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.08%
  2,000,000  CHARLES SCHWAB CORPORATION           7.36         04/25/02       1,985,000
  2,750,000  MERRILL LYNCH & COMPANY
             INCORPORATED+                        6.70         05/30/01       2,749,725
  2,375,000  PAINE WEBBER GROUP
             INCORPORATED+                        6.36         06/26/01       2,364,384

                                                                              7,099,109
                                                                           ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.02%
  3,475,000  NEWELL COMPANY                       6.18         07/11/00       3,475,000
                                                                           ------------
TRANSPORTATION BY AIR - 1.20%
  4,000,000  SOUTHWEST AIRLINES COMPANY           9.40         07/01/01       4,080,000
                                                                           ------------
TRANSPORTATION SERVICES - 1.16%
  4,000,000  DAIMLER CHRYSLER                     6.67         09/25/01       3,945,000
                                                                           ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.50%
  1,750,000  SAFEWAY INCORPORATED                 7.00         09/15/02       1,717,188
                                                                           ------------

                                                                            109,849,976
TOTAL CORPORATE BONDS & NOTES (COST
$111,685,871)
                                                                           ------------
MUNICIPAL BONDS & NOTES - 8.19%
  3,300,000  CONNECTICUT STATE GO BONDS
             TAXABLE SERIES A                     5.70         01/15/01       3,271,587
  2,215,000  COW CREEK BANK UMPQUA TRIBE OF
             INDIANS AMBAC INSURED                6.20         07/01/03       2,134,706
  3,145,000  DENVER CO CITY AND COUNTY SD
             #1 EDUCATIONAL FACILITIES RV
             TAXABLE PENSION SCHOOL
             FACILITIES LEASE AMBAC INSURED       6.34         12/15/00       3,131,948
  2,000,000  HUDSON COUNTY NJ GO BONDS FSA
             INSURED                              6.09         09/01/05       1,928,581
  2,005,000  MICHIGAN STATE TAXABLE-CLEAN
             INITIATIVE GO BONDS SERIES B         6.75         11/01/02       1,988,579
  5,000,000  NEW YORK NY GO BONDS                 6.10         08/01/01       4,904,200
  4,000,000  NEW YORK STATE GO BONDS
             SERIES C                             6.13         03/01/02       3,917,800
  2,200,000  NORTH CAROLINA STATE
             TAXABLE-PUBLIC IMPROVEMENT GO
             BONDS SERIES B                       6.70         03/01/01       2,188,934
  2,590,000  SEATTLE WA GO BONDS SERIES B         7.10         01/15/04       2,570,549
  1,870,000  WASHINGTON STATE GO BONDS
             STATE HOUSING TRUST FUND
             SERIES T                             6.60         01/01/01       1,864,184

                                                                             27,901,068
TOTAL MUNICIPAL BONDS & NOTES (COST
$28,284,926)
                                                                           ------------
U.S. GOVERNMENT AGENCY SECURITIES - 27.04%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.71%
  4,000,000  FHLMC #1192                          7.50         01/15/07       3,994,560
  5,000,000  FHLMC #2091 NA                       5.50         03/15/04       4,937,000
  5,000,000  FHLMC #2091 PC                       6.00         06/15/16       4,792,950
     82,548  FHLMC #410220+                       7.20         10/01/25          83,477

CORE PORTFOLIOS                         PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$ 3,634,244  FHLMC #786614+                       6.08%        08/01/25    $  3,491,127
  5,010,591  FHLMC #786702+                       5.78         06/01/29       4,904,116
    486,465  FHLMC #845151+                       7.03         06/01/22         495,888
    156,110  FHLMC #846367+                       7.52         04/01/29         159,817

                                                                             22,858,935
                                                                           ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.41%
 15,000,000  FNMA(::)                             5.38         03/15/02      14,539,305
  6,229,218  FNMA #1991-146 CLASS Z               8.00         10/25/06       6,271,514
  1,610,707  FNMA #1994 M2 A                      6.63         02/25/01       1,601,080
  7,100,000  FNMA #1999-19 LA                     6.50         09/25/08       7,023,178
  6,200,000  FNMA #1999-19 PB                     6.00         06/25/08       6,093,608
  1,023,656  FNMA #155506+                        8.18         04/01/22       1,046,043
  1,892,422  FNMA #190815+                        6.21         07/01/17       1,840,381
    202,072  FNMA #220706+                        6.61         06/01/23         203,966
    179,413  FNMA #318464+                        7.49         04/01/25         182,104
    503,860  FNMA #321051+                        6.97         08/01/25         513,308
    152,556  FNMA #331866+                        7.54         12/01/25         155,320
    187,994  FNMA #46698+                         6.89         12/01/15         188,699
  2,480,699  FNMA #519047+                        5.93         09/01/29       2,487,729
 14,501,968  FNMA #535236                         6.00         09/01/06      13,751,027

                                                                             55,897,262
                                                                           ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.25%
  4,352,987  GNMA #780533(::)                     7.00         07/15/08       4,242,769
                                                                           ------------
SMALL BUSINESS ADMINISTRATION - 1.80%
     53,747  SBA #500025+                         8.88         12/25/10          56,335
     49,301  SBA #500276+                        10.88         05/25/07          52,896
    108,576  SBA #500299+                        10.88         06/25/07         116,592
     77,634  SBA #500569+                        10.88         06/25/08          83,821
    316,411  SBA #500664+                         8.88         03/25/04         323,590
    283,387  SBA #500957+                         9.25         07/25/14         300,455
    278,475  SBA #501224+                         7.75         06/25/15         286,383
     30,161  SBA #501973+                        10.63         12/25/01          30,644
     64,327  SBA #502083+                         8.88         11/25/04          66,053
     87,512  SBA #502241+                         8.88         04/25/03          88,998
    162,768  SBA #502583+                        10.23         09/25/03         168,490
     74,710  SBA #502966+                        10.23         05/25/15          81,334
     54,548  SBA #502974+                         9.63         01/25/10          57,795
    527,338  SBA #503405+                         9.38         05/25/13         562,281
  1,707,666  SBA #503611+                         8.88         12/25/21       1,806,952
  1,043,433  SBA #503658+                        10.13         09/25/10       1,119,946
    855,700  SBA #503664+                         9.47         01/25/13         909,891

                                                                              6,112,456
                                                                           ------------
TENNESSEE VALLEY AUTHORITY - 0.87%
  3,020,000  TVA                                  6.24         07/15/45       2,978,475
                                                                           ------------

                                                                             92,089,897
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $93,457,365)
                                                                           ------------

PORTFOLIO OF INVESTMENTS -- MAY 31, 2000                         CORE PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INVESTMENTS - 1.62%
$ 5,508,943  BANC OF AMERICA SECURITIES LLC
             POOLED REPURCHASE AGREEMENT -
             102% COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                6.58%        06/01/00    $  5,508,943
                                                                           ------------

                                                                              5,508,943
TOTAL SHORT-TERM INVESTMENTS (COST
$5,508,943)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $340,521,494)*                        98.87% $336,681,831
OTHER ASSETS AND LIABILITIES, NET            1.13     3,864,367
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $340,546,198
                                          -------  ------------

  +  VARIABLE RATE SECURITIES.
(::) ALL OR PART OF THIS SECURITY IS ON LOAN.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $  177,817
GROSS UNREALIZED DEPRECIATION                       (4,017,480)
                                                    ----------
NET UNREALIZED DEPRECIATION                         $(3,839,663)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                         PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
ASSET BACKED SECURITIES - 7.88%
$ 1,839,000  AESOP FUNDING II LLC SERIES
             1998-1 A+                             6.14%       05/20/06    $  1,719,483
    919,000  CHASE CREDIT CARD MASTER TRUST
             SERIES 1999-3 A+                      6.66        01/15/07         889,629
  2,145,000  CHEVY CHASE MASTER CREDIT CARD
             TRUST SERIES 1998 CLASS A+            6.92        10/16/06       2,153,944
  1,500,000  EQCC HOME EQUITY LOAN TRUST
             SERIES 1999-2 A6F+                    6.68        07/25/30       1,408,290
    967,365  GREEN TREE FINANCIAL
             CORPORATION SERIES 1997-7 A8          6.86        07/15/29         865,811
  1,226,000  LOOP FUNDING MASTER TRUST I
             SERIES 1997-AER CLASS B1+             7.19        12/26/07       1,219,870
  1,226,000  RENTAL CAR FINANCE CORPORATION
             SERIES 1997-1 B3+                     6.70        09/25/07       1,153,323
    505,588  SEQUOIA MORTGAGE TRUST SERIES
             2 CLASS A1+                           6.15        10/25/24         506,062
  2,145,000  VAN KAMPEN CLO-I+                     6.57        10/08/07       2,155,588
                                                                             12,072,000
TOTAL ASSET BACKED SECURITIES (COST
$12,394,575)
                                                                           ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.87%
  1,250,000  COUNTRYWIDE MORTGAGE BACKED
             SECURITIES INCORPORATED               6.50        01/25/24       1,160,238
  2,452,000  MERRILL LYNCH MORTGAGE
             INVESTORS INCORPORATED SERIES
             1997 CLASS A3                         7.12        06/18/29       2,350,708
  2,000,000  PRUDENTIAL HOME MORTGAGE
             SECURITIES SERIES 1993-57
             CLASS A9                              6.50        12/25/23       1,861,160
    876,018  SACO I INCORPORATED SERIES
             1997-2+                               7.00        08/25/36         867,668
  1,073,360  VENDEE MORTGAGE TRUST SERIES
             1992-2 CLASS G                        7.25        02/15/19       1,043,499
  2,758,000  VENDEE MORTGAGE TRUST SERIES
             1994-1 CLASS 2E                       6.50        01/15/17       2,692,801
  2,145,000  VENDEE MORTGAGE TRUST SERIES
             1996-2 CLASS 1E                       6.75        05/15/20       2,074,301
                                                                             12,050,375
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $12,678,756)
                                                                           ------------
CORPORATE BONDS & NOTES - 39.39%
AMUSEMENT & RECREATION SERVICES - 0.64%
    306,000  IMAX CORPORATION                      7.88        12/01/05         277,695
    766,000  PREMIER PARKS INCORPORATED            9.25        04/01/06         708,550
                                                                                986,245
                                                                           ------------
APPAREL & ACCESSORY STORES - 0.50%
    826,000  KOHL'S CORPORATION                    6.70        02/01/06         770,245
                                                                           ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.03%
  1,226,000  LEVI STRAUSS & COMPANY                6.80        11/01/03         931,760
    859,000  TOMMY HILFIGER                        6.50        06/01/03         648,545
                                                                              1,580,305
                                                                           ------------
BUSINESS SERVICES - 1.30%
  1,132,000  ORACLE CORPORATION                    6.72        02/15/04       1,092,380
    460,000  OUTDOOR SYSTEMS INCORPORATED          8.88        06/15/07         461,150
    500,000  PSINET INCORPORATED                  10.00        02/15/05         442,500
                                                                              1,996,030
                                                                           ------------
CHEMICALS & ALLIED PRODUCTS - 0.09%
    306,000  SPECIAL DEVICES INCORPORATED         11.38        12/15/08         139,230
                                                                           ------------
COMMUNICATIONS - 3.46%
    613,000  CHARTER COMMUNICATIONS
             HOLDINGS LLC(::)                      8.63        04/01/09         511,855
    450,000  COMCAST CABLE COMMUNICATION           6.20        11/15/08         393,187
    306,000  CSC HOLDINGS INCORPORATED             7.25        07/15/08         274,253
    306,000  LEVEL 3 COMMUNICATIONS
             INCORPORATED(::)                      9.13        05/01/08         263,160
    450,000  MCLEODUSA INCORPORATED                8.13        02/15/09         399,375
    500,000  NEXTEL COMMUNICATIONS(::)             9.38        11/15/09         470,000

PORTFOLIO OF INVESTMENTS -- MAY 31, 2000                         CORE PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
COMMUNICATIONS (continued)
$   500,000  NEXTLINK COMMUNICATIONS
             INCORPORATED                         10.50%       12/01/09    $    472,500
    860,000  QWEST COMMUNICATIONS
             INTERNATIONAL INCORPORATED            7.50        11/01/08         809,475
    500,000  RCN CORPORPORATED                    10.00        10/15/07         402,500
  1,000,000  VODAFONE AIRTOUCH PLC                 7.75        02/15/10         970,000
    350,000  WINSTAR COMMUNICATIONS
             INCORPORATED                         12.50        04/15/08         327,250
                                                                              5,293,555
                                                                           ------------
DEPOSITORY INSTITUTIONS - 5.61%
  1,839,000  BANKAMERICA CAPITAL+(::)              6.85        01/15/27       1,767,763
  1,839,000  CHASE CAPITAL+                        7.02        08/01/28       1,721,138
  1,226,000  DEPOSIT GUARANTY CORPORATION          7.25        05/01/06       1,180,025
  1,226,000  FARMERS EXCHANGE CAPITAL              7.20        07/15/48         922,565
  1,242,000  FIRST BANK SYSTEMS
             INCORPORATED                          8.00        07/02/04       1,246,657
  1,364,000  OLD KENT FINANCIAL CORPORATION        6.63        11/15/05       1,268,520
    500,000  SOVEREIGN BANCORP INCORPORATED       10.25        05/15/04         492,500
                                                                              8,599,168
                                                                           ------------
EATING & DRINKING PLACES - 1.07%
    672,000  ARAMARK CORPORATED                    6.75        08/01/04         624,960
  1,150,000  TRICON GLOBAL RESTAURANT              7.65        05/15/08       1,017,750
                                                                              1,642,710
                                                                           ------------
ELECTRIC, GAS & SANITARY SERVICES - 2.04%
    613,000  CALENERGY COMPANY INCORPORATED        7.23        09/15/05         578,519
    306,000  CALPINE CORPORATION                   7.63        04/15/06         283,050
    231,049  NIAGARA MOHAWK POWER                  7.38        07/01/03         225,850
    859,000  POTOMAC CAPITAL INVESTMENT            7.05        10/02/01         843,968
  1,226,000  WILLIAMS COMPANIES
             INCORPORATED                          6.13        02/15/02       1,187,688
                                                                              3,119,075
                                                                           ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.36%
    610,000  HYUNDAI SEMICONDUCTOR                 8.25        05/15/04         543,663
                                                                           ------------
FOOD & KINDRED PRODUCTS - 0.84%
    613,000  NABISCO INCORPORATED                  6.00        02/15/11         600,740
    700,000  WHITMAN CORPORATION                   7.29        09/15/26         687,750
                                                                              1,288,490
                                                                           ------------
GENERAL MERCHANDISE STORES - 0.31%
    500,000  K-MART CORPORATION                    8.38        12/01/04         478,125
                                                                           ------------
HEALTH SERVICES - 0.39%
    613,000  TENET HEALTHCARE CORPORATION          7.88        01/15/03         590,779
                                                                           ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.18%
    306,000  HMH PROPERTIES SERIES A               7.88        08/01/05         272,340
                                                                           ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.52%
  1,150,000  AMERICAN STANDARD COMPANIES
             INCORPORATED                          7.13        02/15/03       1,092,500
    800,000  APPLIED MATERIALS INCORPORATED        7.00        09/06/05         763,000
    500,000  SOLECTRON CORPORATION                 7.38        03/01/06         471,686
                                                                              2,327,186
                                                                           ------------

CORE PORTFOLIOS                         PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
INSURANCE CARRIERS - 4.96%
$ 1,839,000  EQUITABLE LIFE ASSURANCE
             SOCIETY                               6.95%       12/01/05    $  1,740,154
  1,532,000  LINCOLN NATIONAL CORPORATION          7.25        05/15/05       1,474,550
  1,532,000  REINSURANCE GROUP OF AMERICA
             INCORPORATED                          7.25        04/01/06       1,434,335
  1,532,000  RELIASTAR FINANCIAL
             CORPORATION                           7.13        03/01/03       1,495,615
  1,532,000  TERRA NOVA (U.K.) HOLDINGS            7.20        08/15/07       1,449,655
                                                                              7,594,309
                                                                           ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 1.26%
  1,226,000  BAUSCH & LOMB INCORPORATED            6.75        12/15/04       1,144,778
    200,000  BECKMAN INSTRUMENTS                   7.45        03/04/08         178,500
    613,000  MALLINCKRODT INCORPORATED             6.30        03/15/01         602,272
                                                                              1,925,550
                                                                           ------------
MISCELLANEOUS RETAIL - 0.14%
    500,000  RITE AID CORPORATION                  7.13        01/15/07         217,500
                                                                           ------------
MOTION PICTURES - 0.16%
    612,000  REGAL CINEMAS INCORPORATED(::)        9.50        06/01/08         247,860
                                                                           ------------
OIL & GAS EXTRACTION - 2.12%
    613,000  BARRETT RESOURCES CORPORATION         7.55        02/01/07         563,193
    613,000  GULF CANADA RESOURCES LIMITED         8.35        08/01/06         593,077
    475,000  LOUIS DREYFUS NATURAL GAS             9.25        06/15/04         475,594
    500,000  OCEAN ENERGY INCORPORATED             8.88        07/15/07         484,375
    613,000  R&B FALCON CORPORATION                6.75        04/15/05         533,310
    613,000  TRITON ENERGY LIMITED
             CORPORATION                           8.75        04/15/02         603,805
                                                                              3,253,354
                                                                           ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.68%
  1,073,000  PRUDENTIAL INSURANCE COMPANY          7.65        07/01/07       1,044,834
                                                                           ------------
PAPER & ALLIED PRODUCTS - 0.19%
    306,000  BUCKEYE TECHNOLOGIES
             INCORPORATED                          8.50        12/15/05         289,170
                                                                           ------------
PRIMARY METAL INDUSTRIES - 0.29%
    460,000  AK STEEL CORPORATION                  9.13        12/15/06         437,000
                                                                           ------------
REAL ESTATE - 1.05%
    306,000  GOLDEN STATE HOLDINGS                 7.13        08/01/05         266,985
  1,532,000  SUSA PARTNERSHIP LP                   8.20        06/01/17       1,348,160
                                                                              1,615,145
                                                                           ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.12%
    459,000  PACKAGING RESOURCES
             INCORPORATED                         11.63{/\}    05/01/03         183,600
                                                                           ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.81%
  1,839,000  CHARLES SCHWAB CORPORATION            6.88        09/02/03       1,790,726
  1,000,000  MORGAN STANLEY GROUP
             INCORPORATED                          7.13        01/15/03         985,000
                                                                              2,775,726
                                                                           ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.56%
    900,000  OWENS-ILLINOIS INCORPORATED           7.85        05/15/04         858,375
                                                                           ------------

PORTFOLIO OF INVESTMENTS -- MAY 31, 2000                         CORE PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
TECHNOLOGY - 1.73%
$ 2,881,000  MASSACHUSETTS INSTITUTE OF
             TECHNOLOGY                            7.25%       11/02/96    $  2,650,520
                                                                           ------------
TRANSPORTATION BY AIR - 3.07%
    613,000  ATLAS AIR INCORPORATED                9.25        04/15/08         570,090
  1,590,181  CONTINENTAL AIRLINES                  6.80        07/02/07       1,487,789
  1,164,677  FEDERAL EXPRESS SERIES 97-B           7.52        01/15/18       1,113,082
    650,000  MGM GRAND INCORPORATED                6.95        02/01/05         595,563
    613,000  NORTHWEST AIRLINES
             CORPORATION(::)                       8.38        03/15/04         563,960
    421,582  NORTHWEST AIRLINES CORPORATION        6.81        02/01/20         370,356
                                                                              4,700,840
                                                                           ------------
TRANSPORTATION EQUIPMENT - 0.40%
    460,000  BE AEROSPACE                          8.00        03/01/08         370,300
    306,000  FEDERAL-MOGUL CORPORATION             7.50        07/01/04         236,385
                                                                                606,685
                                                                           ------------
WATER TRANSPORTATION - 1.51%
  1,839,000  ROYAL CARRIBBEAN CRUISES              7.13        09/18/02       1,760,843
    612,000  TEEKAY SHIPPING CORPORATION           8.32        02/01/08         551,565
                                                                              2,312,408
                                                                           ------------
                                                                             60,340,022
TOTAL CORPORATE BONDS & NOTES (COST
$66,153,364)
                                                                           ------------
INVESTMENT IN LIMITED PARTNERSHIP - 0.61%
  1,000,000  PPM AMERICA COLLATERALIZED
             BOND OBLIGATION II                                12/18/04         929,900
                                                                           ------------
                                                                                929,900
TOTAL INVESTMENT IN LIMITED PARTNERSHIP
(COST $1,019,820)
                                                                           ------------
MUNICIPAL BONDS & NOTES - 3.18%
  1,226,000  HUDSON COUNTY NJ IMPORT
             AUTHORITY FACILITIES LEASING
             RV FSA INSURED                        7.40        12/01/25       1,138,513
  1,935,000  NEW YORK NY GO BONDS                  6.10        08/01/01       1,897,925
    640,000  WASHINGTON STATE GO BONDS
             STATE HOUSING TRUST FUND
             SERIES T                              6.60        01/01/03         627,814
  1,232,000  WESTERN MINNESOTA POWER AGENCY
             RV SERIES A AMBAC INSURED             6.33        01/01/02       1,212,362
                                                                              4,876,614
TOTAL MUNICIPAL BONDS & NOTES (COST
$5,077,358)
                                                                           ------------
U.S. GOVERNMENT AGENCY SECURITIES - 40.43%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.91%
  1,463,928  FHLMC #786702+                        5.78        06/01/29       1,432,819
  1,532,000  FHLMC SERIES T-20 CLASS A6            7.49        09/25/29       1,490,268
                                                                              2,923,087
                                                                           ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.32%
  3,389,000  FNMA(::)                              7.13        01/15/30       3,293,464
  7,950,000  FNMA(::)                              7.25        05/15/30       7,840,687
  4,000,000  FNMA FNCL (TBA)                       8.00        05/18/24       3,969,375
  1,192,831  FNMA #375168                          7.13        06/01/04       1,162,984
  1,799,925  FNMA #380268+                         6.20        05/01/05       1,690,047
  1,501,992  FNMA #380581                          6.17        08/01/08       1,375,682
  1,053,403  FNMA #408118                          6.50        01/01/28         974,398
  1,362,843  FNMA #415414                          6.50        02/01/28       1,260,629
  2,149,105  FNMA #415714                          6.00        04/01/28       1,928,822
    797,635  FNMA #417648                          6.00        02/01/13         741,800

CORE PORTFOLIOS                         PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$ 2,923,765  FNMA #421825                          6.00%       06/01/28    $  2,624,079
  1,717,157  FNMA #486524                          6.50        02/01/29       1,588,370
  1,186,687  FNMA #73919                           6.80        01/01/04       1,148,473
                                                                             29,598,810
                                                                           ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 19.20%
 14,000,000  GNMA (TBA)                            8.00        05/03/24      14,028,438
  1,410,000  GNMA SERIES 1998-14 CLASS PD          6.00        06/20/23       1,331,054
  1,428,912  GNMA #345066                          6.50        10/15/23       1,336,918
  1,519,930  GNMA #346960                          6.50        12/15/23       1,422,076
  1,335,218  GNMA #354692                          6.50        11/15/23       1,249,257
  1,689,982  GNMA #361398                          6.50        01/15/24       1,581,181
  1,698,951  GNMA #366641                          6.50        11/15/23       1,589,572
  1,828,401  GNMA #473918+                         7.00        04/15/28       1,754,680
  5,323,030  GNMA #780626(::)                      7.00        08/15/27       5,111,759
                                                                             29,404,935
                                                                           ------------
                                                                             61,926,832
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $64,064,922)
                                                                           ------------
U.S. TREASURY SECURITIES - 5.16%
U.S. TREASURY BONDS - 5.16%
  7,500,000  U.S. TREASURY BONDS(::)               6.75        08/15/26       7,904,625
                                                                           ------------
                                                                              7,904,625
TOTAL U.S. TREASURY SECURITIES
(COST $7,674,297)
                                                                           ------------
SHORT-TERM INVESTMENTS - 5.99%
  9,178,892  BANC OF AMERICA SECURITIES LLC
             POOLED REPURCHASE AGREEMENT -
             102% COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                 6.58        06/01/00       9,178,892
                                                                           ------------

                                                                              9,178,892
TOTAL SHORT-TERM INVESTMENTS (COST
$9,178,892)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $178,241,984)*                       110.51% $169,279,260
OTHER ASSETS AND LIABILITIES               (10.51)  (16,102,502)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $153,176,758
                                          -------  ------------

  +  VARIABLE RATE SECURITIES.
(::) ALL OR PART OF THIS SECURITY IS ON LOAN.
{/\} THIS SECURITY IS CURRENTLY IN DEFAULT WITH RESPECT TO ITS INTEREST PAYMENT.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $178,808,425 AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $   426,586
GROSS UNREALIZED DEPRECIATION                        (9,955,751)
                                                    -----------
NET UNREALIZED DEPRECIATION                         $(9,529,165)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- MAY 31, 2000             CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                     MANAGED   POSITIVE RETURN                     STRATEGIC
                                FIXED INCOME              BOND  STABLE INCOME     VALUE BOND
--------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  INVESTMENTS AT COST.........  $499,285,615    $296,490,438    $340,521,494    $178,241,984
  NET UNREALIZED APPRECIATION
    (DEPRECIATION)............   (20,805,658)      7,391,545      (3,839,663)     (8,962,724)
                                ------------    ------------    ------------    ------------
TOTAL INVESTMENTS AT VALUE....   478,479,957     303,881,983     336,681,831     169,279,260
                                ------------    ------------    ------------    ------------
  COLLATERAL FOR SECURITIES
    LOANED....................    90,333,250     158,095,193      27,128,743      27,776,207
  RECEIVABLE FOR DIVIDENDS,
    INTEREST AND OTHER
    RECEIVABLES...............     5,792,214       2,719,493       4,023,426       2,108,907
  PREPAID EXPENSES AND OTHER
    ASSETS....................             0               0               0          15,549
                                ------------    ------------    ------------    ------------
TOTAL ASSETS..................   574,605,421     464,696,669     367,834,000     199,179,923
                                ------------    ------------    ------------    ------------

LIABILITIES
  PAYABLE FOR SECURITIES
    LOANED....................    90,333,250     158,095,193      27,128,743      27,776,207
  PAYABLE FOR INVESTMENTS
    PURCHASED ON A WHEN-ISSUED
    BASIS.....................    25,035,035               0               0      18,031,695
  PAYABLE FOR INTEREST RATE
    SWAPS.....................       354,600               0               0         118,200
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....       123,135          81,884         148,952          65,798
  PAYABLE TO ADMINISTRATOR....         9,370           9,931          10,107               0
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............         3,590           8,646               0          11,265
                                ------------    ------------    ------------    ------------
TOTAL LIABILITIES.............   115,858,980     158,195,654      27,287,802      46,003,165
                                ------------    ------------    ------------    ------------
TOTAL NET ASSETS..............  $458,746,441    $306,501,015    $340,546,198    $153,176,758
                                ------------    ------------    ------------    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS      STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED MAY 31, 2000
--------------------------------------------------------------------------------

                                MANAGED FIXED INCOME  POSITIVE RETURN BOND  STABLE INCOME  STRATEGIC VALUE BOND
---------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  INTEREST....................  $         30,792,575  $         17,140,678  $  20,760,215  $         13,497,873
  SECURITIES LENDING..........               128,136                93,348         26,104                47,079
                                --------------------  --------------------  -------------  --------------------
TOTAL INVESTMENT INCOME.......            30,920,711            17,234,026     20,786,319            13,544,952
                                --------------------  --------------------  -------------  --------------------

EXPENSES
  ADVISORY FEES...............             1,965,288             1,310,074      1,415,363               964,676
  ADMINISTRATION FEES.........                96,373                64,212         71,543                53,358
  CUSTODY.....................                77,459                53,824         57,132                34,473
  ACCOUNTING..................                94,003                81,060         94,702                63,936
  SHAREHOLDER REPORTS.........                    30                    20             22                    17
  LEGAL.......................                 3,477                 1,930          1,655                   319
  AUDIT.......................                 9,914                 9,914          9,914                 9,914
  DIRECTORS' FEES.............                 3,484                 3,382          3,400                 3,352
  PRICING.....................                 2,919                   448          2,296                 2,343
  MISCELLANEOUS...............                 3,427                 7,278          7,135                 1,822
                                --------------------  --------------------  -------------  --------------------
TOTAL EXPENSES................             2,256,374             1,532,142      1,663,162             1,134,210
LESS:
  WAIVED FEES AND REIMBURSED
    EXPENSES..................              (612,643)             (408,448)       (71,543)              (58,451)
                                --------------------  --------------------  -------------  --------------------
  NET EXPENSES................             1,643,731             1,123,694      1,591,619             1,075,759
                                --------------------  --------------------  -------------  --------------------
NET INVESTMENT INCOME.........            29,276,980            16,110,332     19,194,700            12,469,193
                                --------------------  --------------------  -------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM
  INVESTMENTS.................            (9,084,540)           (1,465,597)    (1,165,359)           (3,533,384)
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)
  OF INVESTMENTS..............           (13,488,333)            9,370,813     (2,792,528)           (6,795,671)
                                --------------------  --------------------  -------------  --------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS.................           (22,572,873)            7,905,216     (3,957,887)          (10,329,055)
                                --------------------  --------------------  -------------  --------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $          6,704,107  $         24,015,548  $  15,236,813  $          2,140,138
                                --------------------  --------------------  -------------  --------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                              MANAGED FIXED INCOME
                           --------------------------
                                FOR THE       FOR THE
                             YEAR ENDED    YEAR ENDED
                           MAY 31, 2000  MAY 31, 1999
-----------------------------------------------------
BEGINNING NET ASSETS.....  $426,486,223  $335,663,187
                           ------------  ------------
OPERATIONS:
  NET INVESTMENT
    INCOME...............    29,276,980    23,263,608
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........    (9,084,540)    1,034,541
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........   (13,488,333)  (12,930,678)
                           ------------  ------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............     6,704,107    11,367,471
                           ------------  ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........   132,357,804   131,264,423
  WITHDRAWALS............  (106,801,693)  (51,808,858)
                           ------------  ------------
  NET INCREASE FROM
    TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTEREST.............    25,556,111    79,455,565
                           ------------  ------------
                           ------------  ------------
NET INCREASE IN NET
  ASSETS.................    32,260,218    90,823,036
                           ------------  ------------
ENDING NET ASSETS........  $458,746,441  $426,486,223
                           ------------  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                              CORE PORTFOLIOS
--------------------------------------------------------------------------------

                              POSITIVE RETURN BOND           STABLE INCOME            STRATEGIC VALUE BOND
                           --------------------------  --------------------------  --------------------------
                                FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                           MAY 31, 2000  MAY 31, 1999  MAY 31, 2000  MAY 31, 1999  MAY 31, 2000  MAY 31, 1999
-------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $284,892,223  $224,109,716  $309,264,759  $258,708,921  $242,584,514  $236,877,175
                           ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS:
  NET INVESTMENT
    INCOME...............    16,110,332    12,948,302    19,194,700    15,540,651    12,469,193    14,567,818
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........    (1,465,597)   14,832,978    (1,165,359)      206,974    (3,533,384)       21,552
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........     9,370,813   (13,325,007)   (2,792,528)   (1,386,571)   (6,795,671)   (6,494,735)
                           ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............    24,015,548    14,456,273    15,236,813    14,361,054     2,140,138     8,094,635
                           ------------  ------------  ------------  ------------  ------------  ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........    94,370,448    99,726,877   151,354,048   169,711,858    47,775,379    54,726,275
  WITHDRAWALS............   (96,777,204)  (53,400,643) (135,309,422) (133,517,074) (139,323,273)  (57,113,571)
                           ------------  ------------  ------------  ------------  ------------  ------------
  NET INCREASE FROM
    TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTEREST.............    (2,406,756)   46,326,234    16,044,626    36,194,784   (91,547,894)   (2,387,296)
                           ------------  ------------  ------------  ------------  ------------  ------------
                           ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE IN NET
  ASSETS.................    21,608,792    60,782,507    31,281,439    50,555,838   (89,407,756)    5,707,339
                           ------------  ------------  ------------  ------------  ------------  ------------
ENDING NET ASSETS........  $306,501,015  $284,892,223  $340,546,198  $309,264,759  $153,176,758  $242,584,514
                           ------------  ------------  ------------  ------------  ------------  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                   RATIO TO AVERAGE NET ASSETS(1)
                                -------------------------------------  PORTFOLIO
                                NET INVESTMENT       NET        GROSS   TURNOVER
                                        INCOME  EXPENSES  EXPENSES(2)       RATE
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
JUNE 1, 1999 TO MAY 31,
  2000........................           6.48%     0.36%        0.50%       65%
JUNE 1, 1998 TO MAY 31,
  1999........................           6.23%     0.40%        0.45%       51%
JUNE 1, 1997(3) TO MAY 31,
  1998........................           6.53%     0.41%        0.46%       92%

POSITIVE RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------
JUNE 1, 1999 TO MAY 31,
  2000........................           5.35%     0.37%        0.51%       74%
JUNE 1, 1998 TO MAY 31,
  1999........................           5.20%     0.40%        0.45%      131%
JUNE 1, 1997(3) TO MAY 31,
  1998........................           5.74%     0.41%        0.47%       68%

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------
JUNE 1, 1999 TO MAY 31,
  2000........................           5.63%     0.47%        0.49%       40%
JUNE 1, 1998 TO MAY 31,
  1999........................           5.39%     0.36%        0.41%       29%
JUNE 1, 1997(3) TO MAY 31,
  1998........................           5.96%     0.37%        0.43%       37%

STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------
JUNE 1, 1999 TO MAY 31,
  2000........................           6.45%     0.56%        0.59%       65%
JUNE 1, 1998 TO MAY 31,
  1999........................           6.05%     0.56%        0.61%       48%
OCTOBER 1, 1997(3) TO MAY 31,
  1998........................           6.06%     0.58%        0.62%      135%

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1)  Ratios for periods of less than one year are annualized.
(2) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(3)  Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Core Trust ("Core Trust") was formed on March 10, 1999 and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust currently has 14 separate investment portfolios. These financial statements relate to the Managed Fixed Income, Positive Return Bond, Stable Income, and Strategic Value Bond portfolios (each a "Portfolio" and collectively the "Portfolios"), each a diversified portfolio.
   Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Core Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time) 3:00 p.m. (Central Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. (Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").)

REPURCHASE AGREEMENTS
   Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury or federal agency obligations.

WHEN-ISSUED TRANSACTION
   The Portfolios record a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

CORE PORTFOLIOS                                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SECURITY LOANS
   The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into, if the collateral falls to 100% it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolio. WFB receives 40% of income on security lending activities and covers the expenses associated with securities lending activities.
   As of May 31, 2000, the value of securities on loan and the value of the related collateral was as follows:

    Portfolio                                  Securities    Collateral
    MANAGED FIXED INCOME PORTFOLIO            $ 88,391,003  $ 90,333,250

    POSITIVE RETURN BOND PORTFOLIO             152,251,303   158,095,193

    STABLE INCOME PORTFOLIO                     26,647,304    27,128,743

    STRATEGIC VALUE BOND PORTFOLIO              27,252,816    27,776,207

MORTGAGE DOLLAR ROLL TRANSACTION
   Each Portfolio may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon and maturity) security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period the Portfolio forgoes principal and interest paid on the securities. The Portfolio receives compensation from the interest earned on the cash proceeds of the initial sale and in the form of a fee which is recorded as deferred income and amortized to income over the roll period, or alternatively, a lower price for the security upon its repurchase. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract.

INTEREST RATE SWAPS
   To preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes, the Portfolios may enter into various hedging transactions, such as interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed rate payments. The Portfolios record as an increase or decrease to interest income, the amount due or owed by the Portfolios at termination or settlement. Interest rate swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates.
   As of May 31, 2000, the following Portfolios were engaged in open interest rate swaps. The Portfolios were exchanging a floating interest rate stream based on the notional principal, and receiving a fixed rate income stream based on that same principal.

                                                                                                           Net
                                                Notional            Floating            Termination    Unrealized
    Portfolio             Swap Counter Party   Principal           Rate Index               Date        Gain/Loss
    MANAGED FIXED INCOME     MORGAN STANLEY   $15,000,000   MID MARKET USD SWAP         JULY 5, 2030   $(354,600)
                                                            SPREAD

    STRATEGIC VALUE BOND     MORGAN STANLEY     5,000,000   MID MARKET USD SWAP         JULY 5, 2030    (118,200)
                                                            SPREAD

FEDERAL INCOME TAXES
   Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS
--------------------------------------------------------------------------------

  deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gain have been distributed by the Portfolios.
   The Portfolios use the "aggregate method" (as described in the applicable regulation under the Internal Revenue Code) for allocation of capital gains and losses to interestholders.

3. ADVISORY FEES
   The Investment Advisor of each Portfolio, is WFB. WFB has retained the services of certain of its affiliates as investment sub-advisors (Galliard Capital Management, Inc. and Peregrine Capital Management, Inc.) on selected Portfolios. The fees related to sub-advisory services are borne directly by WFB and do not increase the overall fees paid by the Portfolios to WFB. The current investment advisory fees and the associated sub-advisor and sub-advisory fees are as follows, with the fees expressed as a percentage of the average daily net assets.

    Portfolio                            Advisory Fee           Subadvisor                   Sub-Advisory Fee
    MANAGED FIXED INCOME PORTFOLIO           0.50%      GALLIARD CAPITAL MANAGEMENT              0-100 MILLION, 0.10%

                                                                                               100-200 MILLION, 0.08%

                                                                                      GREATER THAN 200 MILLION, 0.06%

    POSITIVE RETURN BOND PORTFOLIO           0.50%     PEREGRINE CAPITAL MANAGEMENT               0-10 MILLION, 0.21%

                                                                                                 10-25 MILLION, 0.15%

                                                                                       GREATER THAN 25 MILLION, 0.10%

    STABLE INCOME PORTFOLIO                  0.50%      GALLIARD CAPITAL MANAGEMENT             0-300 MILLION, 0.045%

                                                                                      GREATER THAN 300 MILLION, 0.04%

    STRATEGIC VALUE BOND PORTFOLIO           0.50%      GALLIARD CAPITAL MANAGEMENT              0-100 MILLION, 0.13%

                                                                                               100-200 MILLION, 0.10%

                                                                                      GREATER THAN 200 MILLION, 0.08%

   Prior to November 8, 1999, the Managed Fixed Income, Positive Return Bond, Stable Income, and Strategic Value Bond Portfolios were charged, as a percentage of the average daily net assets, 0.35%, 0.35%, 0.30%, and 0.50%, respectively. The prior sub-advisors remain unchanged.

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Currently there are no administration fees charged to the Portfolios at the core level. Prior to November 8, 1999, Forum Administrative Services, LLC ("FAdS") was the administrator to the Core Trust and received a fee with respect to each Portfolio at an annual rate of 0.05% of each Portfolio's average daily net assets.
   Norwest Bank Minnesota, N.A. ("Norwest", now known as Wells Fargo Bank Minnesota, N.A.) serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those portfolios' foreign securities and assets held in foreign countries. Norwest receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio's average daily net assets. Prior to November 8, 1999, Norwest received a fee with respect to each Portfolio at an annual rate of 0.02% for the first $100 million of each Portfolio's average daily net assets, declining to 0.01% of the average daily net assets of each Portfolio in excess of $200 million.
   Certain officers of the Company are also officers of Stephens for a portion of the period. As of May 31, 2000, Stephens owned 87 shares of the Managed Fixed Income Portfolio, 79 shares of the Positive Return Bond Portfolio, 88 share of the Stable Income Portfolio, and 90 shares of the Strategic Value Bond Portfolio.
   Forum Accounting Services, LLC provides portfolio accounting services to each Portfolio.

CORE PORTFOLIOS                                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. WAIVED FEES AND REIMBURSED EXPENSES
   For the year ended May 31, 2000, fees waived by the Portfolios' service providers were as follows:

    Portfolio                            Fees Waived by FAdS  Fees Waived by WFB   Total
    MANAGED FIXED INCOME PORTFOLIO             $96,373             $516,270       $612,643

    POSITIVE RETURN BOND PORTFOLIO              64,212              344,236        408,448

    STABLE INCOME PORTFOLIO                     71,543                    0         71,543

    STRATEGIC VALUE BOND PORTFOLIO              53,358                5,093         58,451

6. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Portfolio for the year ended May 31, 2000, were as follows:

    Portfolio                                 Purchases at Cost  Sales Proceeds
    MANAGED FIXED INCOME PORTFOLIO              $370,364,042      $290,693,235

    POSITIVE RETURN BOND PORTFOLIO               275,148,203       172,024,376

    STABLE INCOME PORTFOLIO                      209,361,576       130,608,276

    STRATEGIC VALUE BOND PORTFOLIO               148,054,210       121,016,474

INDEPENDENT AUDITORS' REPORT                                     CORE PORTFOLIOS
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND PARTNERS
WELLS FARGO CORE TRUST:

   We have audited the accompanying statements of assets and liabilities of Managed Fixed Income Portfolio, Positive Return Bond Portfolio, Stable Income Portfolio, and Strategic Value Bond Portfolio, four portfolios of Wells Fargo Core Trust (collectively the "Portfolios") including the portfolios of investments as of May 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for the periods presented on page 88. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2000, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of Wells Fargo Core Trust as of May 31, 2000, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

  /s/ KPMG LLP
  San Francisco, California
  July 10, 2000

INCOME FUNDS                                               LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDFA           --  EDUCATION FINANCE AUTHORITY
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
TBA            --  TO BE ANNOUNCED (WHEN-ISSUED)
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

94
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  Wells Fargo Bank, N.A. and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/ SIPC. Wells Fargo Bank, N.A. and its affiliates are not affiliated with Stephens Inc.


  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.





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